UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 72.8%
KP Fixed Income Fund	17,511,661	$174,592
KP International Equity Fund	4,010,757	38,944
KP Large Cap Equity Fund	7,719,435	92,093
KP Small Cap Equity Fund	1,447,388	16,790

Total Affiliated Registered Investment Companies (Cost $308,247) (000)		322,419

Unaffiliated Registered Investment Companies — 26.3%
DFA Commodity Strategy Portfolio	671,355	3,954
DFA International Real Estate Securities Portfolio	869,160	4,259
Lazard Global Listed Infrastructure Portfolio	282,574	4,417
T. Rowe Price Institutional Floating Rate Fund	405,681	4,081
Vanguard Inflation-Protected Securities Fund	1,322,105	13,895
Vanguard REIT Index Fund	508,288	9,215
Vanguard Short-Term Bond Index Fund	4,101,872	42,824
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,353,838	33,602

Total Unaffiliated Registered Investment Companies (Cost $114,634) (000)		116,247

Exchange Traded Fund — 0.9%
T. Rowe Price New Era Fund, Cl I	119,494	3,993

Total Exchange Traded Fund (Cost $4,064) (000)		3,993

Total Investments — 100.0% (Cost $426,945) (000) †		$442,659

Percentages are based on Net Assets of $442,720 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $426,945 (000), and the unrealized appreciation and depreciation were $17,021 (000) and $(1,307) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 3/31/2017
KP Fixed Income Fund	$159,878	$33,792	$(21,010)	$1,972	$(40)	$174,592
KP International Equity Fund	27,218	11,615	(2,710)	2,867	(46)	38,944
KP Large Cap Equity Fund	79,257	13,951	(6,800)	4,511	1,174	92,093
KP Small Cap Equity Fund	13,182	4,304	(1,218)	338	184	16,790

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 77.2%
KP Fixed Income Fund	26,947,877	$268,671
KP International Equity Fund	10,024,031	97,333
KP Large Cap Equity Fund	16,691,612	199,131
KP Small Cap Equity Fund	3,764,982	43,674

Total Affiliated Registered Investment Companies (Cost $575,158) (000)		608,809

Unaffiliated Registered Investment Companies — 21.8%
DFA Commodity Strategy Portfolio	1,258,958	7,415
DFA International Real Estate Securities Portfolio	1,624,666	7,961
Lazard Global Listed Infrastructure Portfolio	527,692	8,248
T. Rowe Price Institutional Floating Rate Fund	759,917	7,645
Vanguard Inflation-Protected Securities Fund	2,230,547	23,443
Vanguard REIT Index Fund	857,808	15,552
Vanguard Short-Term Bond Index Fund	5,610,369	58,572
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,733,249	43,019

Total Unaffiliated Registered Investment Companies (Cost $169,875) (000)		171,855

Exchange Traded Fund — 1.0%
T. Rowe Price New Era Fund, Cl I	224,094	7,489

Total Exchange Traded Fund (Cost $7,618) (000)		7,489

Total Investments — 100.0% (Cost $752,651) (000) †		$788,153

Percentages are based on Net Assets of $788,242 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $752,651 (000), and the unrealized appreciation and depreciation were $38,370 (000) and $(2,868) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 3/31/2017
KP Fixed Income Fund	$243,375	$37,179	$(14,800)	$2,943	$(26)	$268,671
KP International Equity Fund	78,221	15,010	(3,274)	7,443	(67)	97,333
KP Large Cap Equity Fund	150,728	43,521	(6,662)	10,393	1,151	199,131
KP Small Cap Equity Fund	42,361	1,454	(1,582)	1,206	235	43,674

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 82.2%
KP Fixed Income Fund	25,245,899	$251,702
KP International Equity Fund	15,141,889	147,028
KP Large Cap Equity Fund	22,661,783	270,354
KP Small Cap Equity Fund	5,816,303	67,469

Total Affiliated Registered Investment Companies (Cost $690,117) (000)		736,553

Unaffiliated Registered Investment Companies — 16.8%
DFA Commodity Strategy Portfolio	1,464,574	8,626
DFA International Real Estate Securities Portfolio	1,886,847	9,246
Lazard Global Listed Infrastructure Portfolio	612,756	9,577
T. Rowe Price Institutional Floating Rate Fund	883,354	8,887
Vanguard Inflation-Protected Securities Fund	2,455,991	25,812
Vanguard REIT Index Fund	944,743	17,128
Vanguard Short-Term Bond Index Fund	3,913,549	40,857
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,214,457	30,144

Total Unaffiliated Registered Investment Companies (Cost $148,615) (000)		150,277

Exchange Traded Fund — 1.0%
T. Rowe Price New Era Fund, Cl I	260,761	8,715

Total Exchange Traded Fund (Cost $8,862) (000)		8,715

Total Investments — 100.0% (Cost $847,594) (000) †		$895,545

Percentages are based on Net Assets of $895,614 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $847,594 (000), and the unrealized appreciation and depreciation were $51,104(000) and $(3,153) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 3/31/2017
KP Fixed Income Fund	$219,574	$34,166	$(4,713)	$2,683	$(8)	$251,702
KP International Equity Fund	141,328	4,920	(11,248)	12,368	(340)	147,028
KP Large Cap Equity Fund	196,194	62,297	(3,415)	14,683	595	270,354
KP Small Cap Equity Fund	71,689	2,369	(8,880)	1,023	1,268	67,469

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 87.2%
KP Fixed Income Fund	19,217,844	$191,602
KP International Equity Fund	18,369,532	178,368
KP Large Cap Equity Fund	23,647,031	282,109
KP Small Cap Equity Fund	6,887,821	79,899

Total Affiliated Registered Investment Companies (Cost $680,118) (000)		731,978

Unaffiliated Registered Investment Companies — 11.9%
DFA Commodity Strategy Portfolio	1,285,510	7,572
DFA International Real Estate Securities Portfolio	1,657,555	8,122
Lazard Global Listed Infrastructure Portfolio	536,821	8,391
T. Rowe Price Institutional Floating Rate Fund	775,738	7,804
Vanguard Inflation-Protected Securities Fund	2,080,287	21,863
Vanguard REIT Index Fund	806,853	14,628
Vanguard Short-Term Bond Index Fund	1,901,717	19,854
Vanguard Short-Term Inflation-Protected Securities Index Fund	480,722	11,932

Total Unaffiliated Registered Investment Companies (Cost $99,062) (000)		100,166

Exchange Traded Fund — 0.9%
T. Rowe Price New Era Fund, Cl I	228,978	7,652

Total Exchange Traded Fund (Cost $7,782) (000)		7,652

Total Investments — 100.0% (Cost $786,962) (000) †		$839,796

Percentages are based on Net Assets of $839,833 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $786,962 (000), and the unrealized appreciation and depreciation were $55,094 (000) and $(2,261) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$155,165	$36,221	$(1,777)	$1,997	$(4)	$191,602
KP International Equity Fund	190,200	7,562	(34,726)	16,454	(1,122)	178,368
KP Large Cap Equity Fund	210,598	57,504	(2,006)	15,667	346	282,109
KP Small Cap Equity Fund	89,053	3,492	(15,408)	570	2,192	79,899

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 91.2%
KP Fixed Income Fund	17,114,451	$170,631
KP International Equity Fund	24,221,531	235,191
KP Large Cap Equity Fund	27,644,190	329,795
KP Small Cap Equity Fund	9,124,079	105,839

Total Affiliated Registered Investment Companies (Cost $776,179) (000)		841,456

Unaffiliated Registered Investment Companies — 8.0%
DFA Commodity Strategy Portfolio	1,256,527	7,401
DFA International Real Estate Securities Portfolio	1,617,766	7,927
Lazard Global Listed Infrastructure Portfolio	525,168	8,208
T. Rowe Price Institutional Floating Rate Fund	757,678	7,622
Vanguard Inflation-Protected Securities Fund	2,026,492	21,299
Vanguard REIT Index Fund	787,444	14,277
Vanguard Short-Term Bond Index Fund	417,036	4,354
Vanguard Short-Term Inflation-Protected Securities Index Fund	87,566	2,173

Total Unaffiliated Registered Investment Companies (Cost $72,266) (000)		73,261

Exchange Traded Fund — 0.8%
T. Rowe Price New Era Fund, Cl I	223,745	7,478

Total Exchange Traded Fund (Cost $7,603) (000)		7,478

Total Investments — 100.0% (Cost $856,048) (000) †		$922,195

Percentages are based on Net Assets of $922,207 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $856,048 (000), and the unrealized appreciation and depreciation were $68,269 (000) and $(2,122) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$132,082	$38,511	$(1,720)	$1,761	$(3)	$170,631
KP International Equity Fund	248,350	10,327	(43,594)	21,513	(1,405)	235,191
KP Large Cap Equity Fund	263,591	50,110	(3,043)	18,616	521	329,795
KP Small Cap Equity Fund	115,902	4,772	(18,467)	1,003	2,629	105,839

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.7%
KP Fixed Income Fund	12,877,424	$128,388
KP International Equity Fund	24,893,393	241,715
KP Large Cap Equity Fund	26,042,523	310,688
KP Small Cap Equity Fund	9,199,996	106,720

Total Affiliated Registered Investment Companies (Cost $723,949) (000)		787,511

Unaffiliated Registered Investment Companies — 5.7%
DFA Commodity Strategy Portfolio	900,026	5,301
DFA International Real Estate Securities Portfolio	1,157,800	5,673
Lazard Global Listed Infrastructure Portfolio	376,199	5,880
T. Rowe Price Institutional Floating Rate Fund	542,500	5,458
Vanguard Inflation-Protected Securities Fund	1,459,249	15,337
Vanguard REIT Index Fund	561,573	10,181
Vanguard Short-Term Bond Index Fund	327	3

Total Unaffiliated Registered Investment Companies (Cost $47,036) (000)		47,833

Exchange Traded Fund — 0.6%
T. Rowe Price New Era Fund, Cl I	160,245	5,355

Total Exchange Traded Fund (Cost $5,445) (000)		5,355

Total Investments — 100.0% (Cost $776,430) (000) †		$840,699

Percentages are based on Net Assets of $840,695 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $776,430 (000), and the unrealized appreciation and depreciation were $65,683 (000) and $(1,414) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2017, there were no Level 3 investments.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$88,789	$39,379	$(1,069)	$1,291	$(2)	$128,388
KP International Equity Fund	248,249	12,082	(38,988)	21,628	(1,256)	241,715
KP Large Cap Equity Fund	261,814	33,212	(2,647)	17,864	445	310,688
KP Small Cap Equity Fund	113,607	5,480	(15,978)	1,338	2,273	106,720

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	7,794,275	$77,709
KP International Equity Fund	18,543,826	180,061
KP Large Cap Equity Fund	18,921,942	225,738
KP Small Cap Equity Fund	7,008,169	81,295

Total Affiliated Registered Investment Companies (Cost $518,925) (000)		564,803

Unaffiliated Registered Investment Companies — 4.6%
DFA Commodity Strategy Portfolio	521,730	3,073
DFA International Real Estate Securities Portfolio	670,778	3,287
Lazard Global Listed Infrastructure Portfolio	217,946	3,407
T. Rowe Price Institutional Floating Rate Fund	314,369	3,163
Vanguard Inflation-Protected Securities Fund	820,538	8,624
Vanguard REIT Index Fund	315,726	5,723

Total Unaffiliated Registered Investment Companies (Cost $26,795) (000)		27,277

Exchange Traded Fund — 0.5%
T. Rowe Price New Era Fund, Cl I	92,889	3,104

Total Exchange Traded Fund (Cost $3,155) (000)		3,104

Total Investments — 100.0% (Cost $548,875) (000) †		$595,184

Percentages are based on Net Assets of $595,177 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $548,875 (000), and the unrealized appreciation and depreciation were $46,995 (000) and $(686) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2017, there were no Level 3 investments.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$45,430	$32,353	$(828)	$756	$(2)	$77,709
KP International Equity Fund	186,139	10,567	(31,846)	16,247	(1,046)	180,061
KP Large Cap Equity Fund	195,581	19,364	(2,610)	12,961	442	225,738
KP Small Cap Equity Fund	80,834	4,778	(6,993)	1,680	996	81,295

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	3,300,768	$32,909
KP International Equity Fund	9,531,135	92,547
KP Large Cap Equity Fund	9,652,888	115,159
KP Small Cap Equity Fund	3,548,176	41,159

Total Affiliated Registered Investment Companies (Cost $260,622) (000)		281,774

Unaffiliated Registered Investment Companies — 4.4%
DFA Commodity Strategy Portfolio	251,023	1,479
DFA International Real Estate Securities Portfolio	322,422	1,580
Lazard Global Listed Infrastructure Portfolio	104,629	1,635
T. Rowe Price Institutional Floating Rate Fund	151,174	1,521
Vanguard Inflation-Protected Securities Fund	382,426	4,019
Vanguard REIT Index Fund	147,179	2,668

Total Unaffiliated Registered Investment Companies (Cost $12,645) (000)		12,902

Exchange Traded Fund — 0.5%
T. Rowe Price New Era Fund, Cl I	44,705	1,494

Total Exchange Traded Fund (Cost $1,517) (000)		1,494

Total Investments — 100.0% (Cost $274,784) (000) †		$296,170

Percentages are based on Net Assets of $296,166 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $274,784 (000), and the unrealized appreciation and depreciation were $21,709 (000) and $(323) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2017, there were no Level 3 investments.

For the period ended March 31, 2017 , there have been no changes to the Fund’s fair value methodologies.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$20,319	$12,615	$(345)	$321	$(1)	$32,909
KP International Equity Fund	90,509	8,280	(13,823)	8,023	(442)	92,547
KP Large Cap Equity Fund	95,036	14,732	(1,264)	6,437	218	115,159
KP Small Cap Equity Fund	38,852	3,688	(2,702)	934	387	41,159

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	721,604	$7,194
KP International Equity Fund	2,197,194	21,335
KP Large Cap Equity Fund	2,218,877	26,471
KP Small Cap Equity Fund	811,729	9,416

Total Affiliated Registered Investment Companies (Cost $59,942) (000)		64,416

Unaffiliated Registered Investment Companies — 4.4%
DFA Commodity Strategy Portfolio	60,318	355
DFA International Real Estate Securities Portfolio	77,262	379
Lazard Global Listed Infrastructure Portfolio	25,028	391
T. Rowe Price Institutional Floating Rate Fund	36,263	365
Vanguard Inflation-Protected Securities Fund	82,718	869
Vanguard REIT Index Fund	31,849	578

Total Unaffiliated Registered Investment Companies (Cost $2,907) (000)		2,937

Exchange Traded Fund — 0.5%
T. Rowe Price New Era Fund, Cl I	10,746	359

Total Exchange Traded Fund (Cost $364) (000)		359

Total Investments — 100.0% (Cost $63,213) (000) †		$67,712

Percentages are based on Net Assets of $67,711 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $63,213 (000), and the unrealized appreciation and depreciation were $4,582 (000) and $(83) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2017, there were no Level 3 investments.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$4,327	$2,902	$(103)	$72	$(4)	$7,194
KP International Equity Fund	19,263	3,351	(2,948)	1,775	(106)	21,335
KP Large Cap Equity Fund	20,224	5,186	(395)	1,408	48	26,471
KP Small Cap Equity Fund	8,265	1,486	(627)	234	58	9,416

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	130,494	$1,301
KP International Equity Fund	397,613	3,861
KP Large Cap Equity Fund	400,819	4,782
KP Small Cap Equity Fund	146,798	1,703

Total Affiliated Registered Investment Companies (Cost $10,847) (000)		11,647

Unaffiliated Registered Investment Companies — 4.3%
DFA Commodity Strategy Portfolio	11,760	69
DFA International Real Estate Securities Portfolio	15,001	74
Lazard Global Listed Infrastructure Portfolio	4,861	76
T. Rowe Price Institutional Floating Rate Fund	7,070	71
Vanguard Inflation-Protected Securities Fund	13,569	143
Vanguard REIT Index Fund	5,225	94

Total Unaffiliated Registered Investment Companies (Cost $520) (000)		527

Exchange Traded Fund — 0.6%
T. Rowe Price New Era Fund, Cl I	2,094	70

Total Exchange Traded Fund (Cost $71) (000)		70

Total Investments — 100.0% (Cost $11,438) (000) †		$12,244

Percentages are based on Net Assets of $12,244 (000).

Cl — Class

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $11,438 (000), and the unrealized appreciation and depreciation were $816 (000) and $(10) (000), respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2017, there were no Level 3 investments.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2017
KP Fixed Income Fund	$718	$651	$(80)	$14	$(2)	$1,301
KP International Equity Fund	3,197	1,104	(722)	260	22	3,861
KP Large Cap Equity Fund	3,356	1,513	(330)	210	33	4,782
KP Small Cap Equity Fund	1,371	490	(205)	20	27	1,703

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.6%
Consumer Discretionary – 13.1%
Advance Auto Parts	8,040	$1,192
Amazon.com*	51,122	45,322
AMC Networks, Cl A*	24,582	1,442
AutoNation*	1,713	72
AutoZone*	832	602
Bed Bath & Beyond	6,615	261
Best Buy	37,044	1,821
BorgWarner	5,697	238
Brinker International	26,580	1,168
Brunswick	14,558	891
CarMax*	5,389	319
Carnival	37,851	2,230
CBS, Cl B	38,578	2,676
Charter Communications, Cl A*	6,000	1,964
Chipotle Mexican Grill, Cl A*	851	379
Coach	7,889	326
Comcast, Cl A	298,644	11,226
Darden Restaurants	8,811	737
Delphi Automotive PLC	46,584	3,750
Dick’s Sporting Goods	8,188	398
Discovery Communications, Cl A*	9,586	274
DISH Network, Cl A*	6,100	387
Dollar General	70,214	4,896
Dollar Tree*	21,011	1,649
Domino’s Pizza	4,452	821
DR Horton	46,401	1,546
Expedia	3,280	414
Ferrari	25,476	1,894
Foot Locker	6,823	510
Ford Motor	195,557	2,276
Fossil Group*	700	12
GameStop, Cl A	18,920	427
Gap	5,662	138
Garmin	2,949	151
General Motors	72,769	2,573
Genuine Parts	4,115	380
Goodyear Tire & Rubber	22,786	820
Graham Holdings, Cl B	259	155
H&R Block	5,276	123
Hanesbrands	72,201	1,499
Harley-Davidson	20,647	1,249
Hasbro	9,496	948
Hilton Worldwide Holdings	54,371	3,179
Home Depot	108,986	16,002
Hyatt Hotels, Cl A*	27,582	1,489
International Game Technology	55,097	1,306

Description	Shares	Value (000)
Interpublic Group of Companies	86,985	$2,137
John Wiley & Sons, Cl A	23,091	1,242
Johnson Controls International	179,020	7,540
Kohl’s	4,551	181
L Brands	6,725	317
Las Vegas Sands	20,272	1,157
Lear	16,080	2,277
Leggett & Platt	3,446	173
Lennar, Cl A	5,595	286
Liberty SiriusXM Group, Cl A*	5,727	223
Live Nation Entertainment*	12,271	373
LKQ*	8,800	258
Lowe’s	57,082	4,693
Macy’s	25,520	756
Marriott International, Cl A	8,834	832
Mattel	9,790	251
McDonald’s	47,098	6,104
MGM Resorts International	138,818	3,804
Michael Kors Holdings*	8,250	314
Michaels*	43,117	965
Mohawk Industries*	1,701	390
Netflix*	27,466	4,060
Newell Brands	24,622	1,161
News, Cl A	12,868	169
NIKE, Cl B	36,832	2,053
Nordstrom	2,949	137
NVR*	346	729
Omnicom Group	76,863	6,626
O’Reilly Automotive*	10,369	2,798
priceline.com*	11,909	21,198
PulteGroup	7,602	179
PVH	19,503	2,018
Ralph Lauren, Cl A	1,404	115
Ross Stores	44,972	2,962
Royal Caribbean Cruises	4,600	451
Scripps Networks Interactive, Cl A	2,491	195
Signet Jewelers	1,800	125
Staples	29,852	262
Starbucks	103,105	6,020
Target	51,210	2,826
TEGNA	39,057	1,001
Tesla Motors*	18,850	5,246
Tiffany	3,092	295
Time Warner	57,178	5,587
TJX	35,322	2,793
Toll Brothers	14,663	530
TopBuild*	20,706	973
Tractor Supply	3,743	258
TripAdvisor*	2,893	125
Tupperware Brands	7,200	452
Twenty-First Century Fox, Cl A	50,474	1,627

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Ulta Salon Cosmetics & Fragrance*	1,600	$456
Under Armour, Cl A*	9,420	179
Urban Outfitters*	19,677	468
Vail Resorts	673	129
VF	9,014	496
Viacom, Cl B	9,721	453
Visteon*	8,348	818
Walt Disney	69,541	7,885
Whirlpool	4,882	836
Wyndham Worldwide	7,000	590
Wynn Resorts	2,291	263
Yum! Brands	28,059	1,793

		243,742

Consumer Staples – 8.1%
Altria Group	103,787	7,412
Archer-Daniels-Midland	112,423	5,176
Brown-Forman, Cl B	4,664	215
Bunge	12,479	989
Bunge Limited	2,861	227
Campbell Soup	25,177	1,441
Church & Dwight	7,200	359
Clorox	3,525	475
Coca-Cola	124,004	5,263
Colgate-Palmolive	24,731	1,810
ConAgra Foods	15,515	626
Constellation Brands, Cl A	4,762	772
Costco Wholesale	23,147	3,882
Coty, Cl A	84,008	1,523
CVS Health	151,185	11,868
Danone	19,735	1,342
Diageo	114,177	3,267
Dr Pepper Snapple Group	15,143	1,483
Estee Lauder, Cl A	6,371	540
Flowers Foods	15,362	298
General Mills	61,645	3,638
Hershey	3,761	411
Hormel Foods	7,670	266
Ingredion	6,366	767
JM Smucker	21,772	2,854
Kellogg	25,415	1,845
Kimberly-Clark	10,651	1,402
Kraft Heinz	16,739	1,520
Kroger	26,100	770
McCormick	3,230	315
Mead Johnson Nutrition, Cl A	15,889	1,415
Molson Coors Brewing, Cl B	10,032	960
Mondelez International, Cl A	42,794	1,844
Monster Beverage*	11,120	513
Nestle	66,844	5,129
Nu Skin Enterprises, Cl A	8,162	453

Description	Shares	Value (000)
PepsiCo	128,757	$14,403
Philip Morris International	228,431	25,790
Pilgrim’s Pride	22,602	509
Procter & Gamble	185,280	16,647
Reynolds American	32,663	2,058
Rite Aid*	11,397	48
Sysco	33,989	1,765
Tyson Foods, Cl A	45,610	2,815
Walgreens Boots Alliance	40,882	3,395
Wal-Mart Stores	138,058	9,951
Whole Foods Market	9,049	269

		150,720

Energy – 4.4%
Anadarko Petroleum	21,976	1,363
Apache	27,719	1,424
Baker Hughes	17,709	1,059
Cabot Oil & Gas	13,134	314
Chesapeake Energy*	19,181	114
Chevron	96,232	10,332
Cimarex Energy	2,600	311
Concho Resources*	4,200	539
ConocoPhillips	116,223	5,796
Devon Energy	14,865	620
Energen*	16,133	878
Ensco, Cl A	152,322	1,363
EOG Resources	47,149	4,599
EQT	4,963	303
ExxonMobil	254,084	20,837
Halliburton	24,179	1,190
Helmerich & Payne	2,787	186
Hess	7,396	357
Kinder Morgan	118,085	2,567
Marathon Oil	23,714	375
Marathon Petroleum	43,824	2,215
Murphy Oil	4,146	119
Nabors Industries	78,850	1,031
National Oilwell Varco	10,346	415
Newfield Exploration*	5,837	215
Noble Energy	11,926	410
Occidental Petroleum	66,604	4,220
Oceaneering International	11,112	301
ONEOK	5,960	330
Phillips 66	12,145	962
Pioneer Natural Resources	6,495	1,210
Range Resources	4,785	139
Schlumberger	94,143	7,353
Southwestern Energy*	41,678	340
TechnipFMC*	23,381	760
Tesoro	3,332	270
Transocean*	9,991	124
Valero Energy	80,159	5,314

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Williams	48,563	$1,437
World Fuel Services	4,302	156

		81,848

Financials – 16.1%
Affiliated Managers Group	1,600	262
Aflac	24,897	1,803
Allied World Assurance Holdings	1,183	63
Allstate	33,747	2,750
American Express	75,084	5,940
American Financial Group	12,029	1,148
American International Group	42,701	2,666
American National Insurance	2,389	282
Ameriprise Financial	17,671	2,292
AmTrust Financial Services	21,546	398
Aon	51,239	6,082
Arthur J Gallagher	5,100	288
Aspen Insurance Holdings	33,697	1,754
Assurant	1,427	136
Assured Guaranty	55,659	2,065
Axis Capital Holdings	13,557	909
Bank of America	634,372	14,965
Bank of Hawaii	6,068	500
Bank of New York Mellon	151,643	7,162
BB&T	36,950	1,652
Berkshire Hathaway, Cl B*	84,423	14,072
BlackRock, Cl A	11,096	4,255
Capital One Financial	45,526	3,945
CBOE Holdings	2,400	195
Charles Schwab	72,598	2,963
Chimera Investment‡	79,811	1,611
Chubb	57,437	7,826
Cincinnati Financial	4,257	308
Citigroup	245,341	14,676
Citizens Financial Group	71,782	2,480
CME Group, Cl A	14,814	1,760
CNA Financial	4,900	216
Comerica	13,489	925
Commerce Bancshares	7,027	395
Cullen	4,025	358
Discover Financial Services	52,889	3,617
Donnelley Financial Solutions*	3,709	72
E*TRADE Financial*	7,801	272
East West Bancorp	2,123	110
Everest Re Group	7,525	1,759
Federated Investors, Cl B	30,034	791
Fifth Third Bancorp	39,981	1,015
First American Financial	10,749	422
First Horizon National	37,840	700
First Republic Bank	25,305	2,374
Franklin Resources	56,227	2,369

Description	Shares	Value (000)
Goldman Sachs Group	44,278	$10,172
Hanover Insurance Group	4,253	383
Hartford Financial Services Group	30,906	1,486
Huntington Bancshares	29,848	400
Intercontinental Exchange	82,210	4,922
Invesco	11,473	351
JPMorgan Chase	350,582	30,795
KeyCorp	53,264	947
Leucadia National	9,447	246
Lincoln National	11,151	730
Loews	7,733	362
M&T Bank	4,224	654
Marsh & McLennan	14,501	1,071
MetLife	123,087	6,501
Moody’s	23,666	2,652
Morgan Stanley	190,300	8,152
Morningstar	588	46
Nasdaq	51,413	3,571
Navient	7,808	115
Northern Trust	6,092	527
Old Republic International	11,864	243
People’s United Financial	9,454	172
PNC Financial Services Group	75,372	9,063
Popular	55,576	2,264
Principal Financial Group	29,235	1,845
Progressive	16,262	637
Prudential Financial	49,814	5,314
Raymond James Financial	3,500	267
Regions Financial	69,569	1,011
Reinsurance Group of America, Cl A	9,012	1,144
RenaissanceRe Holdings	3,947	571
S&P Global	22,047	2,882
State Street	105,755	8,419
SunTrust Banks	116,755	6,457
Synchrony Financial	57,303	1,965
Synovus Financial	78,933	3,238
T Rowe Price Group	15,070	1,027
TCF Financial	23,688	403
TD Ameritrade Holding	67,760	2,633
Thomson Reuters	42,532	1,839
Torchmark	3,187	245
Travelers	76,661	9,241
Unum Group	27,021	1,267
US Bancorp	212,778	10,958
Validus Holdings	17,174	968
Voya Financial	25,590	971
Wells Fargo	414,086	23,048
Western Alliance Bancorp*	23,750	1,166
Willis Towers Watson	3,549	464
WR Berkley	23,371	1,651

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
XL Group	7,593	$303
Zions Bancorporation	14,619	614

		298,976

Health Care – 14.1%
Abbott Laboratories	160,168	7,113
AbbVie	44,273	2,885
Aetna	45,343	5,783
Agilent Technologies	31,169	1,648
Alexion Pharmaceuticals*	35,302	4,280
Allergan	29,784	7,116
AmerisourceBergen, Cl A	4,701	416
Amgen	44,924	7,371
Anthem	34,618	5,725
Baxter International	66,861	3,467
Becton Dickinson & Company	12,391	2,273
Biogen*	18,898	5,167
Bioverativ*	1,838	100
Boston Scientific*	56,374	1,402
Bristol-Myers Squibb	73,475	3,996
Bruker	4,353	102
Cardinal Health	36,844	3,005
Celgene*	44,159	5,495
Centene*	44,820	3,194
Cerner*	8,215	483
Cigna	48,358	7,084
Cooper	1,300	260
CR Bard	9,050	2,249
Danaher	131,240	11,225
DaVita*	4,448	302
Dentsply Sirona	6,449	403
Edwards Lifesciences*	5,782	544
Eli Lilly	78,222	6,579
Envision Healthcare*	3,366	206
Express Scripts Holding*	79,242	5,223
Gilead Sciences	80,975	5,500
HCA Holdings*	8,200	730
Henry Schein*	2,300	391
Hill-Rom Holdings	12,701	897
Hologic*	41,992	1,787
Humana	27,899	5,751
IDEXX Laboratories*	2,500	386
Illumina*	4,000	683
Incyte*	17,600	2,353
Intuitive Surgical*	10,704	8,204
Johnson & Johnson	242,296	30,178
Laboratory Corp of America Holdings*	2,852	409
Mallinckrodt*	2,700	120
McKesson	33,121	4,910
Medtronic	140,885	11,350
Merck	301,668	19,168

Description	Shares	Value (000)
Mettler-Toledo International*	700	$335
Mylan*	12,467	486
Novartis	9,619	714
Patterson	2,145	97
PerkinElmer	2,796	162
Perrigo	4,032	268
Pfizer	502,590	17,194
Quest Diagnostics	3,854	378
Regeneron Pharmaceuticals*	2,129	825
Roche Holding	3,867	987
Stryker	38,684	5,093
Teleflex	1,426	276
Thermo Fisher Scientific	32,795	5,037
United Therapeutics*	8,469	1,146
UnitedHealth Group	122,491	20,090
Universal Health Services, Cl B	2,500	311
Varian Medical Systems*	2,729	249
Vertex Pharmaceuticals*	44,608	4,878
Waters*	3,340	522
WellCare Health Plans*	23,676	3,320
Zimmer Biomet Holdings	5,598	684
Zoetis, Cl A	13,772	735

		261,700

Industrials – 10.9%
3M	68,230	13,054
Acuity Brands	1,200	245
AECOM*	14,602	520
Alaska Air Group	61,354	5,658
Allegion	2,456	186
Allison Transmission Holdings	22,214	801
American Airlines Group	95,850	4,054
AMETEK	6,527	353
Arconic	12,355	325
Boeing	112,106	19,827
BWX Technologies, Cl W	17,685	842
Canadian National Railway	22,380	1,655
Carlisle	13,963	1,486
Caterpillar	16,488	1,529
CH Robinson Worldwide	4,064	314
Chicago Bridge & Iron	17,998	553
Cintas	2,476	313
Crane	20,508	1,535
CSX	25,804	1,201
Cummins	16,771	2,536
Deere	8,167	889
Delta Air Lines	93,810	4,312
Dover	6,275	504
Dun & Bradstreet	6,839	738
Eaton	51,693	3,833
Emerson Electric	76,500	4,579
Equifax	14,054	1,922

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Expeditors International of Washington	5,158	$291
Fastenal	7,976	411
FedEx	9,060	1,768
Flowserve	3,343	162
Fluor	3,585	189
Fortive	35,617	2,145
Fortune Brands Home & Security	7,652	466
General Dynamics	8,410	1,574
General Electric	332,199	9,900
HD Supply Holdings*	10,313	424
Honeywell International	76,884	9,601
Huntington Ingalls Industries	8,177	1,637
Illinois Tool Works	31,079	4,117
Ingersoll-Rand	62,438	5,077
ITT	3,828	157
Jacobs Engineering Group	21,284	1,177
JB Hunt Transport Services	2,500	229
JetBlue Airways*	56,408	1,163
Kansas City Southern	13,836	1,187
L3 Technologies	16,289	2,692
Lockheed Martin	20,517	5,490
LSC Communications	40,561	1,021
ManpowerGroup	6,991	717
Masco	37,812	1,285
MSC Industrial Direct, Cl A	9,389	965
Nielsen Holdings	9,200	380
Norfolk Southern	20,504	2,296
Northrop Grumman	33,551	7,980
Oshkosh	27,081	1,857
Owens Corning	17,302	1,062
PACCAR	9,817	660
Parker-Hannifin	33,507	5,372
Pentair	4,747	298
Quanta Services*	3,876	144
Raytheon	17,796	2,714
Regal Beloit	19,018	1,439
Republic Services, Cl A	18,538	1,164
Robert Half International	3,342	163
Rockwell Automation	8,872	1,381
Rockwell Collins	3,636	353
Roper Technologies	2,773	573
RR Donnelley & Sons	40,456	490
Ryder System	4,117	311
Snap-on	1,529	258
Southwest Airlines	35,710	1,920
Spirit AeroSystems Holdings, Cl A	60,834	3,524
Stanley Black & Decker	22,340	2,968
Stericycle*	2,221	184
Textron	42,957	2,044

Description	Shares	Value (000)
Timken	22,903	$1,035
TransDigm Group	1,400	308
TransUnion*	23,714	909
Union Pacific	71,644	7,589
United Continental Holdings*	50,676	3,580
United Parcel Service, Cl B	62,220	6,676
United Rentals*	11,432	1,430
United Technologies	71,195	7,989
Valmont Industries	2,272	353
Verisk Analytics, Cl A*	4,400	357
Waste Connections	26,400	2,329
Waste Management	26,564	1,937
WESCO International*	10,905	758
WW Grainger	1,465	341
Xylem	5,222	262

		202,997

Information Technology – 21.8%
Accenture, Cl A	102,222	12,254
Activision Blizzard	28,318	1,412
Adobe Systems*	19,653	2,558
Advanced Micro Devices*	21,100	307
Akamai Technologies*	18,678	1,115
Alibaba Group Holding ADR*	45,900	4,949
Alliance Data Systems	1,580	393
Alphabet, Cl C*	56,129	47,152
Amdocs	30,378	1,853
Amphenol, Cl A	8,352	594
Analog Devices	10,298	844
Apple	399,724	57,424
Applied Materials	170,836	6,646
Arrow Electronics*	17,658	1,296
ASML Holding, Cl G	19,700	2,616
Autodesk*	5,308	459
Automatic Data Processing	12,568	1,287
Avnet	8,081	370
Booz Allen Hamilton Holding, Cl A	16,062	569
Broadcom, Cl A	11,132	2,438
Brocade Communications Systems	5,336	67
CA	56,129	1,780
Cadence Design Systems*	21,107	663
CDW	16,024	925
Cisco Systems	311,572	10,531
Citrix Systems*	20,505	1,710
Cognizant Technology Solutions, Cl A*	42,718	2,543
CommScope Holding*	38,932	1,624
Conduent*	19,915	334
CoreLogic*	25,620	1,043
Corning	62,530	1,688
CSRA	3,757	110

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Dell Technologies - VMware Inc, Cl V*	16,588	$1,063
Dolby Laboratories, Cl A	15,050	789
DST Systems	6,879	843
eBay*	95,378	3,202
Electronic Arts*	33,732	3,020
F5 Networks*	17,567	2,505
Facebook, Cl A*	239,310	33,994
Fidelity National Information Services	66,402	5,287
Fiserv*	39,356	4,538
FLIR Systems	9,159	332
Fortinet*	4,076	156
Genpact	17,374	430
Global Payments	4,350	351
Harris	3,486	388
Hewlett Packard Enterprise	97,342	2,307
HP	84,971	1,519
IAC*	4,669	344
Intel	262,105	9,454
International Business Machines	53,631	9,339
Intuit	35,319	4,097
Jabil Circuit	26,040	753
Juniper Networks	50,606	1,408
Keysight Technologies*	14,008	506
KLA-Tencor	29,083	2,765
Lam Research	4,529	581
LogMeIn	2,121	207
Marvell Technology Group	24,785	378
MasterCard, Cl A	56,945	6,405
Maxim Integrated Products	15,986	719
Microchip Technology	5,946	439
Micron Technology*	70,965	2,051
Microsoft	630,046	41,495
Motorola Solutions	4,685	404
NCR*	22,163	1,012
NetApp	7,794	326
Nuance Communications*	71,351	1,235
NVIDIA	16,409	1,787
NXP Semiconductors*	35,410	3,665
Oracle	151,861	6,775
Paychex	8,767	516
PayPal Holdings*	177,331	7,629
Qorvo*	3,300	226
QUALCOMM	95,886	5,498
Red Hat*	71,928	6,222
salesforce.com*	85,130	7,022
Seagate Technology	8,169	375
ServiceNow*	36,895	3,227
Skyworks Solutions	8,546	837
Snap, Cl A*	29,308	660
Symantec	17,037	523

Description	Shares	Value (000)
Synopsys*	27,050	$1,951
TE Connectivity	9,915	739
Tencent Holdings ADR	121,300	3,501
Teradata*	46,910	1,460
Teradyne	52,218	1,624
Texas Instruments	119,268	9,608
Total System Services	14,817	792
VeriSign*	2,357	205
Versum Materials	11,435	350
Viavi Solutions*	70,196	753
Visa, Cl A	198,536	17,644
VMware, Cl A*	11,808	1,088
Western Digital	8,101	669
Western Union	40,579	826
Workday, Cl A*	4,200	350
Xerox	165,165	1,212
Xilinx	7,080	410
Yahoo!*	24,745	1,148
Zynga, Cl A*	161,865	461

		403,949

Materials – 3.1%
AdvanSix*	45,495	1,243
Air Products & Chemicals	23,589	3,191
Albemarle	3,200	338
Avery Dennison	4,940	398
Ball	4,852	360
Cabot	56,963	3,413
Celanese, Cl A	28,936	2,600
CF Industries Holdings	6,850	201
Crown Holdings*	32,838	1,739
Dow Chemical	73,544	4,673
Eastman Chemical	17,934	1,449
Ecolab	7,209	904
EI du Pont de Nemours	54,893	4,410
FMC	3,932	274
Freeport-McMoRan*	37,448	500
Graphic Packaging Holding	47,711	614
Huntsman	79,745	1,957
International Flavors & Fragrances	2,242	297
International Paper	11,676	593
LyondellBasell Industries, Cl A	57,040	5,201
Martin Marietta Materials	1,700	371
Monsanto	28,464	3,222
Mosaic	9,981	291
Newmont Mining	21,725	716
Nucor	33,341	1,991
PPG Industries	68,561	7,204
Praxair	7,914	939
Reliance Steel & Aluminum	19,110	1,529
Sealed Air	5,542	241

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Sherwin-Williams	9,777	$3,033
Silgan Holdings	6,771	402
Sonoco Products	3,872	205
Steel Dynamics	24,919	866
Vulcan Materials	3,727	449
WestRock	48,618	2,530

		58,344

Real Estate – 1.7%
Alexandria Real Estate Equities‡	2,400	265
American Tower, Cl A‡	11,888	1,445
Apartment Investment & Management, Cl A‡	25,956	1,151
AvalonBay Communities‡	3,912	718
Boston Properties‡	9,535	1,262
Brixmor Property Group‡	15,927	342
Camden Property Trust‡	1,489	120
CBRE Group, Cl A*	21,445	746
Columbia Property Trust‡	9,578	213
Crown Castle International‡	29,282	2,766
Digital Realty Trust‡	4,400	468
Duke Realty‡	35,979	945
Equinix‡	2,194	878
Equity Commonwealth‡ *	24,244	757
Equity LifeStyle Properties‡	18,342	1,413
Equity Residential‡	10,284	640
Essex Property Trust‡	1,832	424
Extra Space Storage‡	3,600	268
Federal Realty Investment Trust‡	2,000	267
GGP‡	70,625	1,637
HCP‡	12,895	403
Host Hotels & Resorts‡	20,718	387
Iron Mountain‡	6,986	249
Kilroy Realty‡	13,649	984
Kimco Realty‡	12,145	268
Macerich‡	3,145	203
Mid-America Apartment Communities‡	3,200	326
Outfront Media‡	27,797	738
Prologis‡	33,441	1,735
Public Storage‡	8,537	1,869
Realty Income‡	7,600	452
Regency Centers‡	4,100	272
Retail Properties of America, Cl A‡	12,691	183
SBA Communications, Cl A‡ *	11,607	1,397
Simon Property Group‡	8,904	1,532
SL Green Realty‡	2,900	309
UDR‡	7,600	276
Ventas‡	10,013	651
Vornado Realty Trust‡	4,703	472

Description	Shares	Value (000)
Welltower‡	10,203	$723
Weyerhaeuser‡	20,982	713

		30,867

Telecommunication Services – 1.5%
AT&T	320,152	13,302
CenturyLink	15,330	361
Level 3 Communications*	11,866	679
T-Mobile US*	51,800	3,346
Verizon Communications	224,339	10,937

		28,625

Utilities – 2.8%
AES	19,337	216
Alliant Energy	6,500	257
Ameren	81,482	4,448
American Electric Power	52,841	3,547
American Water Works	5,000	389
Avangrid	19,257	823
CenterPoint Energy	64,464	1,777
CMS Energy	7,864	352
Consolidated Edison	25,722	1,998
Dominion Resources	17,515	1,359
DTE Energy	18,510	1,890
Duke Energy	67,985	5,575
Edison International	45,516	3,624
Entergy	4,954	376
Eversource Energy	10,666	627
Exelon	47,857	1,722
FirstEnergy	51,510	1,639
Great Plains Energy	29,818	871
Hawaiian Electric Industries	60,157	2,004
NextEra Energy	13,154	1,689
NiSource	9,446	225
NRG Energy	8,064	151
PG&E	31,977	2,122
Pinnacle West Capital	34,216	2,853
PPL	18,999	710
Public Service Enterprise Group	62,284	2,762
SCANA	23,151	1,513
Sempra Energy	6,996	773
Southern	27,637	1,376
Vectren	10,805	633
WEC Energy Group	8,620	523
Xcel Energy	52,821	2,348

		51,172

Total Common Stock (Cost $1,561,205) (000)		1,812,940

Preferred Stock — 0.3%
Air BNB, Ser D* (A) (B)	11,406	1,198
Air BNB, Ser E* (A) (B)	6,939	729

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Dropbox, Cl A* (A) (B)	29,866	$243
Dropbox, Cl C* (A) (B)	1,097	9
Flipkart Online Services* (A) (B)	5,739	535
Magic Leap, Ser C* (A) (B)	13,521	311
Snapchat, Cl A* (A)	12,575	269
Snapchat, Cl F* (A) (B)	12,575	269
Uber Technologies* (A) (B)	28,993	1,414

Total Preferred Stock (Cost $4,163) (000)		4,977

Short-Term Investment — 2.2%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.549%, (C)	41,455,741	41,456

Total Short-Term Investment (Cost $41,456) (000)		41,456

Total Investments — 100.1% (Cost $1,606,824) (000) †		$1,859,373

Percentages are based on Net Assets of $1,856,819 (000).

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation)
S&P 500 Index E-MINI	177	Jun-2017	$(62)

For the period ended March 31, 2017, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate not available.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2017, was $4,708 (000) and represented 0.30% of net assets.
(C)	The rate reported is the 7-day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $1,606,824 (000), and the unrealized appreciation and depreciation were $272,798 (000) and $(20,249) (000), respectively.

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,812,940	$-	$-	$1,812,940
Short-Term Investment	-	41,456	-	41,456
Preferred Stock	-	269	4,708	4,977

Total Investments in Securities	$1,812,940	$41,725	$4,708	$1,859,373

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts*
Unrealized Depreciation	(62)	-	-	(62)

Total Other Financial Instruments	(62)	-	-	(62)

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Common Stock — 94.7%
Consumer Discretionary – 14.2%
1-800-Flowers.com, Cl A*	171,520	$1,750
A H Belo, Cl A	116,553	717
Aaron’s	5,861	174
Abercrombie & Fitch, Cl A	6,244	74
Acushnet Holdings*	89,785	1,551
AMC Entertainment Holdings, Cl A	4,923	155
American Axle & Manufacturing Holdings*	7,055	132
American Eagle Outfitters	14,812	208
American Outdoor Brands*	4,876	97
American Public Education*	1,265	29
America’s Car-Mart*	700	26
Asbury Automotive Group*	1,952	117
Ascena Retail Group*	15,630	67
Ascent Capital Group, Cl A*	833	12
At Home Group*	680	10
Barnes & Noble	6,689	62
Barnes & Noble Education*	4,226	41
Bassett Furniture Industries	900	24
Beazer Homes USA*	2,571	31
Belmond, Cl A*	7,434	90
Big 5 Sporting Goods	1,500	23
Big Lots	3,970	193
Biglari Holdings*	84	36
BJ’s Restaurants*	2,136	86
Bloomin’ Brands	27,298	539
Bob Evans Farms	1,821	118
Bojangles’*	63,617	1,304
Boot Barn Holdings*	1,000	10
BorgWarner	45,600	1,906
Boyd Gaming*	66,665	1,467
Bravo Brio Restaurant Group*	70,616	360
Bridgepoint Education*	1,200	13
Bright Horizons Family Solutions*	4,106	298
Buckle	2,338	43
Buffalo Wild Wings*	1,576	241
Build-A-Bear Workshop, Cl A*	1,000	9
Burlington Stores*	46,329	4,507
Caesars Acquisition, Cl A*	4,385	68
Caesars Entertainment*	6,007	57
Caleres	72,883	1,926
Callaway Golf	8,400	93
Cambium Learning Group*	1,200	6
Camping World Holdings, Cl A	1,000	32
Capella Education	1,024	87
Career Education*	7,057	61

Description	Shares	Value (000)
Carriage Services, Cl A	1,300	$35
Carrols Restaurant Group*	2,805	40
Carter’s	21,026	1,888
Cato, Cl A	2,713	60
Cavco Industries*	776	90
Central European Media Enterprises, Cl A*	6,400	20
Century Casinos*	1,741	13
Century Communities*	1,243	32
Cheesecake Factory	4,259	270
Chegg*	7,706	65
Cherokee*	113,305	974
Chico’s FAS	11,937	170
Children’s Place	16,573	1,990
Churchill Downs	1,205	191
Chuy’s Holdings*	85,985	2,562
Cinemark Holdings	29,970	1,329
Citi Trends	1,300	22
ClubCorp Holdings	152,923	2,454
Collectors Universe	611	16
Columbia Sportswear	30,752	1,807
Conn’s*	1,657	14
Container Store Group*	1,500	6
Cooper Tire & Rubber	4,941	219
Cooper-Standard Holdings*	1,359	151
Core-Mark Holding	4,207	131
Cracker Barrel Old Country Store	1,795	286
Crocs*	6,019	43
CSS Industries	800	21
Culp	879	27
Daily Journal*	150	32
Dana	13,987	270
Darden Restaurants	16,700	1,397
Dave & Buster’s Entertainment*	46,955	2,868
Deckers Outdoor*	2,970	177
Del Frisco’s Restaurant Group*	142,669	2,575
Del Taco Restaurants*	1,889	25
Delta Apparel*	700	12
Denny’s*	6,791	84
Destination XL Group*	2,800	8
DeVry Education Group	50,798	1,801
DineEquity	1,529	83
Dixie Group*	189,927	684
Dorman Products*	16,325	1,341
DR Horton	27,000	899
DSW, Cl A	38,162	789
Duluth Holdings, Cl B*	800	17
El Pollo Loco Holdings*	1,656	20
Eldorado Resorts*	2,500	47
Empire Resorts*	272	7

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Entercom Communications, Cl A	2,107	$30
Entravision Communications, Cl A	5,437	34
Eros International, Cl A*	2,416	25
Escalade	800	10
Ethan Allen Interiors	2,262	69
Etsy*	9,374	100
EW Scripps, Cl A*	5,363	126
Expedia	4,900	618
Express*	240,245	2,189
Fiesta Restaurant Group*	2,455	59
Finish Line, Cl A	3,850	55
Five Below*	4,775	207
Flexsteel Industries	530	27
Fogo De Chao*	406	7
Fossil Group*	3,726	65
Fox Factory Holding*	2,143	62
Francesca’s Holdings*	3,662	56
Fred’s, Cl A	2,885	38
FTD*	1,424	29
Gaia, Cl A*	700	7
Gannett	10,501	88
Genesco*	2,014	112
Gentherm*	6,691	263
G-III Apparel Group*	31,217	683
Global Eagle Entertainment*	4,300	14
GNC Holdings, Cl A	5,606	41
Golden Entertainment	841	11
GoPro, Cl A*	9,152	80
Grand Canyon Education*	28,073	2,010
Gray Television*	5,637	82
Green Brick Partners*	1,896	19
Group 1 Automotive	1,909	141
Guess?	5,617	63
Habit Restaurants, Cl A*	145,457	2,575
Haverty Furniture	1,522	37
Helen of Troy*	2,632	248
Hemisphere Media Group, Cl A*	700	8
Hibbett Sports*	2,099	62
Hooker Furniture	926	29
Horizon Global*	1,890	26
Houghton Mifflin Harcourt*	11,031	112
Hovnanian Enterprises, Cl A*	9,898	22
HSN	56,121	2,082
Iconix Brand Group*	3,823	29
ILG	10,089	211
IMAX*	5,381	183
Installed Building Products*	1,841	97
International Speedway, Cl A	2,352	87

Description	Shares	Value (000)
Intrawest Resorts Holdings*	1,315	$33
iRobot*	13,313	881
Isle of Capri Casinos*	2,394	63
J Alexander’s Holdings*	1,174	12
Jack in the Box	3,048	310
JAKKS Pacific*	1,500	8
Jamba*	1,200	11
John Wiley & Sons, Cl A	14,249	767
Johnson Outdoors, Cl A	400	15
K12*	3,245	62
KB Home	7,414	147
Kirkland’s*	175,336	2,174
Kona Grill*	192,463	1,213
La Quinta Holdings*	7,528	102
Lands’ End*	1,400	30
Laureate Education, Cl A*	3,200	46
La-Z-Boy, Cl Z	4,535	122
LCI Industries	2,108	210
LGI Homes*	1,261	43
Libbey	1,793	26
Liberty Braves Group, Cl A*	3,745	89
Liberty Media Group, Cl C*	6,239	210
Liberty Tax	400	6
Liberty TripAdvisor Holdings, Cl A*	6,429	91
Lifetime Brands	900	18
Lindblad Expeditions Holdings*	110,941	994
Lions Gate Entertainment, Cl A*	47,907	1,272
Lithia Motors, Cl A	2,112	181
Loral Space & Communications*	1,051	41
Luby’s*	2,000	6
Lumber Liquidators Holdings*	2,150	45
M/I Homes*	2,497	61
Malibu Boats, Cl A*	26,727	600
Marcus	1,960	63
Marine Products	1,132	12
MarineMax*	2,634	57
Marriott Vacations Worldwide	2,043	204
MCBC Holdings	800	13
MDC Holdings	108,562	3,262
MDC Partners, Cl A	93,097	875
Meredith	3,346	216
Meritage Homes*	3,423	126
Metaldyne Performance Group	44,098	1,008
Modine Manufacturing*	236,476	2,885
Mohawk Industries*	10,985	2,521
Monarch Casino & Resort*	867	26
Monro Muffler Brake	19,054	993
Motorcar Parts of America*	1,959	60

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Movado Group	1,351	$34
MSG Networks*	5,261	123
NACCO Industries, Cl A	317	22
Nathan’s Famous*	248	16
National CineMedia	5,526	70
Nautilus*	3,267	60
New Home*	1,000	10
New Media Investment Group	3,972	56
New York Times, Cl A	11,384	164
Nexstar Broadcasting Group, Cl A	24,355	1,709
Noodles, Cl A*	800	5
Norwegian Cruise Line Holdings*	49,300	2,501
Nutrisystem	16,373	909
Office Depot	49,181	229
Ollie’s Bargain Outlet Holdings*	1,938	65
Overstock.com*	1,000	17
Oxford Industries	48,200	2,760
Panera Bread, Cl A*	9,445	2,473
Papa John’s International	2,420	194
Party City Holdco*	2,200	31
Penn National Gaming*	6,687	123
Perry Ellis International*	1,000	21
PetMed Express	1,619	33
Pier 1 Imports	380,874	2,727
Pinnacle Entertainment*	4,984	97
Planet Fitness, Cl A	2,400	46
Potbelly*	2,100	29
Radio One, Cl D*	3,100	10
Reading International, Cl A*	1,400	22
Red Lion Hotels*	1,500	11
Red Robin Gourmet Burgers*	1,116	65
Red Rock Resorts, Cl A	2,772	61
Regis*	3,034	36
Rent-A-Center, Cl A	4,238	38
Restaurant Brands International	10,800	602
RH*	3,461	160
Royal Caribbean Cruises	31,900	3,130
Ruby Tuesday*	5,200	15
Ruth’s Hospitality Group	2,601	52
Saga Communications, Cl A	300	15
Salem Media Group, Cl A	1,400	10
Scholastic	2,409	103
Scientific Games, Cl A*	65,374	1,546
Sears Holdings*	919	11
Sears Hometown and Outlet Stores*	1,400	5
SeaWorld Entertainment	161,393	2,949
Select Comfort*	4,183	104
Sequential Brands Group*	3,205	12

Description	Shares	Value (000)
Shake Shack, Cl A*	1,282	$43
Shoe Carnival	1,168	29
Shutterfly*	3,171	153
Sinclair Broadcast Group, Cl A	6,595	267
Skechers U.S.A., Cl A*	35,885	985
Sonic	3,843	97
Sonic Automotive, Cl A	2,960	59
Sotheby’s*	31,384	1,427
Spartan Motors	2,716	22
Speedway Motorsports	900	17
Sportsman’s Warehouse Holdings*	2,108	10
Stage Stores	2,581	7
Standard Motor Products	1,954	96
Stein Mart	250,041	753
Steven Madden*	5,486	211
Stoneridge*	2,192	40
Strattec Security	272	8
Strayer Education	963	78
Sturm Ruger	1,715	92
Superior Industries
International	2,399	61
Superior Uniform Group	700	13
Tailored Brands	4,392	66
Taylor Morrison Home, Cl A*	3,482	74
Tenneco	36,493	2,278
Texas Roadhouse, Cl A	6,207	276
Tile Shop Holdings	3,398	65
Tilly’s, Cl A	900	8
Time	9,391	182
TopBuild*	29,582	1,390
Tower International	2,178	59
Townsquare Media, Cl A*	900	11
TRI Pointe Group*	13,617	171
tronc	2,178	30
Tuesday Morning*	3,666	14
UCP, Cl A*	600	6
Ulta Salon Cosmetics & Fragrance*	8,060	2,299
Unifi*	1,279	36
Unique Fabricating	700	8
Universal Electronics*	1,257	86
Vail Resorts	12,181	2,338
Vera Bradley*	1,656	15
Vince Holding*	2,154	3
Vista Outdoor*	78,710	1,621
Visteon*	14,570	1,427
Vitamin Shoppe*	1,973	40
Wayfair, Cl A*	2,776	112
Weight Watchers International*	2,400	37
West Marine	1,300	12

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Weyco Group	500	$14
William Lyon Homes, Cl A*	1,953	40
Wingstop, Cl A	1,285	36
Winmark	200	23
Winnebago Industries	2,453	72
Wolverine World Wide	70,327	1,756
Workhorse Group*	934	2
World Wrestling Entertainment, Cl A	60,050	1,334
Wynn Resorts	11,400	1,307
ZAGG*	278,771	2,007
Zoe’s Kitchen*	1,560	29
Zumiez*	33,663	616

		130,199

Consumer Staples – 2.0%
AdvancePierre Foods Holdings	1,858	58
Alico	200	5
Alliance One International*	681	9
Amplify Snack Brands*	2,600	22
Andersons	37,778	1,432
Avon Products*	39,159	172
B&G Foods	6,172	248
Boston Beer, Cl A*	821	119
Calavo Growers	3,545	215
Cal-Maine Foods	2,726	100
Central Garden & Pet*	3,858	136
Chefs’ Warehouse*	53,489	743
Coca-Cola Bottling Consolidated	432	89
Craft Brew Alliance*	1,100	15
Darling Ingredients*	14,658	213
Dean Foods	8,403	165
elf Beauty*	800	23
Energizer Holdings	22,800	1,271
Farmer Brothers*	661	23
Flowers Foods	55,246	1,072
Fresh Del Monte Produce	2,955	175
Freshpet*	1,800	20
Herbalife*	13,011	756
HRG Group*	10,803	209
Ingles Markets, Cl A	1,340	58
Inter Parfums	36,377	1,330
Inventure Foods*	118,692	525
J&J Snack Foods	1,370	186
John B Sanfilippo & Son	707	52
Lancaster Colony	1,669	215
Landec*	2,400	29
Lifevantage*	1,400	8
Lifeway Foods*	300	3
Limoneira	900	19
Medifast	854	38

Description	Shares	Value (000)
MGP Ingredients	1,296	$70
National Beverage	1,113	94
Natural Grocers by Vitamin Cottage*	700	7
Natural Health Trends	600	17
Nature’s Sunshine Products	800	8
Nu Skin Enterprises, Cl A	13,337	741
Nutraceutical International	700	22
Oil-Dri Corp of America	407	15
Omega Protein	1,786	36
Orchids Paper Products	738	18
Performance Food Group*	3,358	80
PriceSmart	1,834	169
Primo Water*	1,724	23
Revlon, Cl A*	1,000	28
Sanderson Farms	1,829	190
Seaboard	870	3,627
Seneca Foods, Cl A*	535	19
Smart & Final Stores*	2,000	24
Snyder’s-Lance	65,241	2,630
SpartanNash	3,317	116
SUPERVALU*	23,717	92
Synutra International*	2,500	15
Tootsie Roll Industries	1,692	63
Turning Point Brands*	400	6
United Natural Foods*	4,414	191
Universal	2,012	142
USANA Health Sciences*	999	58
Vector Group	8,273	172
Village Super Market, Cl A	597	16
WD-40	1,293	141
Weis Markets	1,010	60

		18,643

Energy – 3.4%
Abraxas Petroleum*	12,800	26
Adams Resources & Energy	200	7
Alon USA Energy	2,800	34
Approach Resources*	227,847	572
Archrock	6,283	78
Ardmore Shipping	262,321	2,112
Atwood Oceanics*	6,574	63
Bill Barrett*	203,611	926
Bristow Group	2,744	42
California Resources*	2,589	39
Callon Petroleum*	17,588	231
Capital Product Partners (A)	117,220	418
CARBO Ceramics*	2,259	29
Carrizo Oil & Gas*	5,506	158
Clayton Williams Energy*	606	80
Clean Energy Fuels*	7,158	18
Cobalt International Energy*	33,325	18

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Contango Oil & Gas*	1,841	$13
CVR Energy	1,292	26
Dawson Geophysical*	1,647	9
Delek US Holdings	98,200	2,383
Denbury Resources*	31,324	81
DHT Holdings	7,496	34
Dorian LPG*	1,800	19
Eclipse Resources*	490,937	1,247
Emerge Energy Services (A)	36,986	512
EP Energy, Cl A*	3,161	15
Era Group*	1,600	21
Erin Energy*	2,700	6
Evolution Petroleum	2,100	17
EXCO Resources*	12,700	8
Exterran*	2,887	91
Fairmount Santrol Holdings*	7,873	58
Forum Energy Technologies*	5,304	110
Frontline	6,849	46
GasLog	3,922	60
Gastar Exploration*	545,084	839
Gener8 Maritime*	3,206	18
Geospace Technologies*	1,114	18
Golar LNG	8,710	243
Green Plains	3,256	81
Helix Energy Solutions Group*	12,119	94
Hornbeck Offshore Services*	2,900	13
Independence Contract Drilling*	2,448	13
International Seaways*	1,266	24
Isramco*	39	5
Jagged Peak Energy*	2,900	-
Jones Energy, Cl A*	481,019	1,227
Keane Group*	50,220	718
Key Energy Services*	6,812	158
Mammoth Energy Services*	900	19
Matador Resources*	29,571	704
Matrix Service*	2,171	36
McDermott International*	22,177	150
Nabors Industries	184,465	2,411
Natural Gas Services Group*	1,100	29
Navios Maritime Acquisition	6,900	12
Newpark Resources*	7,977	65
Nordic American Tankers	8,900	73
Northern Oil and Gas*	5,000	13
Oasis Petroleum*	21,082	301
Oceaneering International	168,925	4,575
Oil States International*	4,566	151
Overseas Shipholding Group, Cl A*	3,800	15
Pacific Ethanol*	2,500	17
Panhandle Oil and Gas, Cl A	1,252	24

Description	Shares	Value (000)
Par Pacific Holdings*	2,509	$41
Parker Drilling*	9,869	17
Parsley Energy, Cl A*	16,525	537
PBF Energy, Cl A	78,099	1,731
PDC Energy*	5,214	325
PHI*	1,000	12
Pioneer Energy Services*	6,774	27
Renewable Energy Group*	3,400	36
Resolute Energy*	9,965	403
REX American Resources*	462	42
RigNet*	1,100	24
Ring Energy*	117,878	1,275
RPC	39,522	724
RSP Permian*	8,862	367
Sanchez Energy*	5,936	57
Scorpio Tankers	15,640	69
SEACOR Holdings*	1,402	97
Seadrill*	33,679	56
SemGroup, Cl A	5,874	211
Ship Finance International	5,395	79
Smart Sand*	1,200	20
SRC Energy*	17,090	144
Teekay	4,003	37
Teekay Tankers, Cl A	9,514	20
Tesco*	3,775	30
TETRA Technologies*	369,766	1,505
Tidewater*	4,200	5
Unit*	4,533	110
US Silica Holdings	24,537	1,178
W&T Offshore*	2,600	7
Western Refining	7,309	256
Westmoreland Coal*	1,724	25
WildHorse Resource Development*	1,800	22
Willbros Group*	4,500	12

		31,154

Financials – 17.2%
1st Source	1,442	68
Access National	700	21
ACNB	487	14
Allegiance Bancshares*	897	33
Altisource Residential ‡	4,958	76
Ambac Financial Group*	4,079	77
American Equity Investment Life Holding	59,729	1,411
American Financial Group	34,955	3,335
American National Bankshares	670	25
Ameris Bancorp	3,125	144
AMERISAFE	1,647	107
Ames National	700	21
Anworth Mortgage Asset ‡	10,221	57

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Apollo Commercial Real Estate Finance ‡	7,863	$148
Ares Commercial Real Estate ‡	2,400	32
Argo Group International Holdings	2,632	178
Arlington Asset Investment, Cl A	1,842	26
ARMOUR Residential, ‡	3,370	77
Arrow Financial	955	32
Associated Capital Group	367	13
Assurant	29,950	2,865
Astoria Financial	8,411	172
Atlantic Capital Bancshares*	1,414	27
Atlas Financial Holdings*	900	12
B. Riley Financial	759	11
Baldwin & Lyons, Cl B	700	17
Banc of California	4,484	93
BancFirst	669	60
Banco Latinoamericano de Comercio Exterior, Cl E	2,769	77
Bancorp*	73,685	376
BancorpSouth	8,150	247
Bank Mutual	83,798	788
Bank of Hawaii	32,750	2,697
Bank of Marin Bancorp	500	32
Bank of NT Butterfield & Son	1,000	32
Bank of the Ozarks	8,220	428
BankFinancial	1,240	18
Bankwell Financial Group	467	16
Banner	14,102	785
Bar Harbor Bankshares	1,227	41
Bear State Financial	1,400	13
Beneficial Bancorp	6,234	100
Berkshire Hills Bancorp	34,528	1,245
BGC Partners, Cl A	19,368	220
Blue Capital Reinsurance Holdings	600	12
Blue Hills Bancorp	2,013	36
BNC Bancorp	3,614	127
BofI Holding*	5,490	143
Boston Private Financial Holdings	7,286	119
Bridge Bancorp	1,566	55
Brookline Bancorp	57,633	902
Bryn Mawr Bank	1,587	63
BSB Bancorp*	659	19
C&F Financial	300	14
California First National Bancorp	400	6
Camden National	1,461	64
Capital Bank Financial, Cl A	2,193	95

Description	Shares	Value (000)
Capital City Bank Group	800	$17
Capitol Federal Financial	11,374	166
Capstar Financial Holdings*	97,125	1,852
Capstead Mortgage ‡	8,601	91
Cardinal Financial	21,866	655
Carolina Financial	12,526	376
Cascade Bancorp*	2,506	19
Cathay General Bancorp	6,966	262
CenterState Banks	4,536	117
Central Pacific Financial	2,772	85
Central Valley Community Bancorp	900	18
Century Bancorp, Cl A	243	15
Charter Financial	1,159	23
Chemical Financial	27,701	1,417
Chemung Financial	300	12
Citizens, Cl A*	3,793	28
Citizens & Northern	1,000	23
City Holding	1,291	83
Civista Bancshares	16,585	368
Clifton Bancorp	1,788	29
CNB Financial	1,200	29
CNO Financial Group	16,179	332
CoBiz Financial	124,763	2,096
Codorus Valley Bancorp	840	22
Cohen & Steers	33,482	1,338
Columbia Banking System	30,206	1,178
Comerica	15,665	1,074
Commerce Bancshares	49,790	2,796
Community Bank System	3,826	210
Community Trust Bancorp	1,405	64
ConnectOne Bancorp	2,617	63
County Bancorp	500	15
Cowen Group, Cl A*	2,251	34
Crawford, Cl B	1,000	10
CU Bancorp*	1,400	55
Customers Bancorp*	56,791	1,791
CVB Financial	9,001	199
CYS Investments ‡	13,477	107
Diamond Hill Investment Group	292	57
Dime Community Bancshares	2,983	61
Donegal Group, Cl A	700	12
Dynex Capital ‡	3,664	26
Eagle Bancorp*	49,413	2,950
Eastern Virginia Bankshares	43,601	457
eHealth*	1,500	18
EMC Insurance Group	682	19
Employers Holdings	2,820	107
Encore Capital Group*	2,192	67
Enova International*	2,272	34
Enstar Group*	1,013	194

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Enterprise Bancorp	826	$29
Enterprise Financial Services	1,764	75
Equity Bancshares, Cl A*	500	16
ESSA Bancorp	667	10
Essent Group*	95,627	3,459
Evans Bancorp	27,836	1,069
EverBank Financial	9,189	179
Evercore Partners, Cl A	3,652	284
EZCORP, Cl A*	4,134	34
Farmers Capital Bank	601	24
Farmers National Banc	2,029	29
FB Financial*	700	25
FBL Financial Group, Cl A	937	61
FBR	700	13
FCB Financial Holdings, Cl A*	2,647	131
Federal Agricultural Mortgage, Cl C	701	40
Federated National Holding	1,027	18
Fidelity & Guaranty Life	972	27
Fidelity Southern	1,812	41
Fifth Street Asset Management, Cl A	300	1
Financial Engines	43,900	1,912
Financial Institutions	1,200	40
First Bancorp	2,986	86
First BanCorp*	10,909	62
First Busey	2,828	83
First Business Financial Services	600	16
First Citizens BancShares, Cl A	714	239
First Commonwealth Financial	7,934	105
First Community Bancshares	1,276	32
First Community Financial Partners*	1,110	14
First Connecticut Bancorp	35,936	891
First Defiance Financial	719	36
First Financial	817	39
First Financial Bancorp	41,762	1,146
First Financial Bankshares	6,002	241
First Financial Northwest	900	16
First Foundation*	2,156	33
First Horizon National	121,157	2,241
First Internet Bancorp	500	15
First Interstate BancSystem, Cl A	1,805	72
First Merchants	38,798	1,526
First Mid-Illinois Bancshares	600	20
First Midwest Bancorp	63,518	1,504
First NBC Bank Holding*	1,700	7
First Northwest Bancorp*	906	14
First of Long Island	2,258	61
First Republic Bank	21,875	2,052

Description	Shares	Value (000)
FirstCash	68,763	$3,380
Flagstar Bancorp*	2,211	62
Flushing Financial	2,547	68
FNB	295,351	4,392
FNFV Group*	6,016	80
Franklin Financial Network*	1,065	41
Fulton Financial	15,554	278
GAIN Capital Holdings	2,900	24
GAMCO Investors, Cl A	358	11
Genworth Financial, Cl A*	45,915	189
German American Bancorp	1,354	64
Glacier Bancorp	7,171	243
Global Indemnity*	700	27
Great Ajax ‡	1,400	18
Great Southern Bancorp	1,149	58
Great Western Bancorp	18,213	772
Green Bancorp*	3,321	59
Green Dot, Cl A*	58,805	1,962
Greene County Bancorp	400	9
Greenhill	2,550	75
Greenlight Capital, Cl A*	2,811	62
Guaranty Bancorp	88,425	2,153
Hallmark Financial Services*	1,100	12
Hamilton Lane, Cl A*	32,208	601
Hancock Holding	17,856	813
Hanmi Financial	2,762	85
Hannon Armstrong Sustainable Infrastructure Capital ‡	90,034	1,819
Hanover Insurance Group	17,683	1,593
HarborOne Bancorp*	1,194	23
HCI Group	700	32
Heartland Financial USA	2,163	108
Hennessy Advisors	450	8
Heritage Commerce	52,519	741
Heritage Financial	116,619	2,886
Heritage Insurance Holdings	2,300	29
Heritage Oaks Bancorp	1,900	25
Hilltop Holdings	6,688	184
Hingham Institution for Savings	100	18
Home Bancorp	470	16
Home BancShares	10,936	296
HomeStreet*	2,230	62
HomeTrust Bancshares*	1,351	32
Hope Bancorp	12,088	232
Horace Mann Educators	87,164	3,578
Horizon Bancorp	1,601	42
Houlihan Lokey, Cl A	1,896	65
IBERIABANK	42,042	3,326
Impac Mortgage Holdings*	800	10
Independence Holding	500	9
Independent Bank	45,818	2,905

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Independent Bank Group	1,058	$68
Infinity Property & Casualty	981	94
International Bancshares	4,881	173
International. FCStone*	1,597	61
Invesco Mortgage Capital ‡	10,311	159
Investar Holding	22,484	492
Investment Technology Group	3,147	64
Investors Bancorp	26,811	386
Investors Title	100	16
James River Group Holdings	1,371	59
Janus Capital Group	13,214	174
KCG Holdings, Cl A*	3,518	63
Kearny Financial	8,492	128
Kemper	3,637	145
Kinsale Capital Group	545	17
Ladder Capital, Cl A ‡	3,852	56
Ladenburg Thalmann Financial Services*	8,400	21
Lakeland Bancorp	3,576	70
Lakeland Financial	2,169	94
LCNB	719	17
LegacyTexas Financial Group	4,053	162
LendingClub*	30,150	166
LendingTree*	602	75
Live Oak Bancshares	1,597	35
Macatawa Bank	2,160	21
Maiden Holdings	5,928	83
MainSource Financial Group	2,121	70
Manning & Napier, Cl A	1,600	9
MarketAxess Holdings	6,977	1,308
Marlin Business Services	800	21
MB Financial	6,851	293
MBIA*	11,645	99
MBT Financial	1,453	16
Medley Management, Cl A	300	2
Mercantile Bank	1,691	58
Merchants Bancshares	470	23
Meridian Bancorp	4,340	79
Meta Financial Group	753	67
MGIC Investment*	30,828	312
Middleburg Financial	383	15
Midland States Bancorp	301	10
MidWestOne Financial Group	674	23
Moelis, Cl A	73,639	2,835
Mortgage Investment Trust ‡	2,294	41
MTGE Investment ‡	4,231	71
MutualFirst Financial	444	14
National Bank Holdings, Cl A	70,005	2,275
National Bankshares	600	23
National Commerce*	700	26
National General Holdings	4,354	103

Description	Shares	Value (000)
National Western Life Group, Cl A	193	$59
Nationstar Mortgage Holdings*	3,469	55
Navigators Group	2,034	110
NBT Bancorp	3,884	144
Nelnet, Cl A	1,852	81
New Residential Investment ‡	26,833	456
New York Mortgage Trust ‡	10,142	63
NewStar Financial	2,200	23
Nicolet Bankshares*	620	29
NMI Holdings, Cl A*	5,248	60
Northfield Bancorp	3,867	70
Northrim BanCorp	550	17
Northwest Bancshares	49,262	830
OceanFirst Financial	2,300	65
Ocwen Financial*	8,217	45
OFG Bancorp	3,533	42
Old Line Bancshares	683	19
Old National Bancorp	140,108	2,431
Old Second Bancorp	2,347	26
OM Asset Management	147,329	2,228
On Deck Capital*	3,918	20
OneBeacon Insurance Group, Cl A	82,772	1,324
Oppenheimer Holdings, Cl A	704	12
Opus Bank	46,713	941
Orchid Island Capital, Cl A ‡	2,668	27
Oritani Financial	3,686	63
Orrstown Financial Services	604	13
Owens Realty Mortgage ‡	1,000	18
Pacific Continental	1,698	42
Pacific Mercantile Bancorp*	1,600	12
Pacific Premier Bancorp*	3,221	124
PacWest Bancorp	22,738	1,211
Park National	1,225	129
Park Sterling	185,734	2,286
Patriot National*	800	2
Peapack Gladstone Financial	1,284	38
Penns Woods Bancorp	352	15
PennyMac Financial Services, Cl A*	1,100	19
PennyMac Mortgage Investment Trust ‡	6,066	108
Peoples Bancorp	1,328	42
Peoples Financial Services	600	25
People’s Utah Bancorp	1,061	28
PHH*	4,871	62
PICO Holdings*	1,900	27
Pinnacle Financial Partners	4,378	291
Piper Jaffray	1,283	82
PJT Partners	1,690	59
PRA Group*	4,234	140

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Preferred Bank	1,157	$62
Premier Financial Bancorp	990	21
Primerica	62,485	5,136
PrivateBancorp	39,600	2,351
Prosperity Bancshares	25,930	1,808
Provident Bancorp*	360	8
Provident Financial Holdings	539	10
Provident Financial Services	5,604	145
Pzena Investment Management, Cl A	1,600	16
QCR Holdings	972	41
Radian Group	88,124	1,583
Redwood Trust ‡	6,829	113
Regional Management*	900	17
Renasant	3,795	151
Republic Bancorp, Cl A	789	27
Republic First Bancorp*	4,646	39
Resource Capital ‡	2,658	26
RLI	3,386	203
S&T Bancorp	2,989	103
Safeguard Scientifics*	1,644	21
Safety Insurance Group	1,275	89
Sandy Spring Bancorp	2,122	87
Seacoast Banking Corp of Florida*	2,817	68
Selective Insurance Group	5,334	251
ServisFirst Bancshares	4,209	153
Shore Bancshares	1,024	17
SI Financial Group	909	13
Sierra Bancorp	951	26
Silvercrest Asset Management Group, Cl A	700	9
Simmons First National, Cl A	2,684	148
SmartFinancial*	18,397	387
Solar Capital	43,689	988
South State	2,470	221
Southern First Bancshares*	468	15
Southern Missouri Bancorp	477	17
Southern National Bancorp of Virginia	62,365	1,056
Southside Bancshares	2,302	77
Southwest Bancorp	1,600	42
State Auto Financial	19,347	531
State Bank Financial	69,307	1,810
State National	2,492	36
Sterling Bancorp	11,867	281
Stewart Information Services	2,067	91
Stifel Financial*	32,029	1,608
Stock Yards Bancorp	1,935	79
Stonegate Bank	23,769	1,119
Stonegate Mortgage*	61,991	493
Summit Financial Group	680	15

Description	Shares	Value (000)
Sun Bancorp	940	$23
Sunshine Bancorp*	19,128	401
Synovus Financial	37,840	1,552
TCF Financial	90,348	1,538
Territorial Bancorp	684	21
Texas Capital Bancshares*	10,019	836
Third Point Reinsurance*	6,079	74
Tiptree Financial	1,866	14
Tompkins Financial	1,285	103
Towne Bank	5,111	166
TriCo Bancshares	1,865	66
TriState Capital Holdings*	1,791	42
Triumph Bancorp*	1,400	36
Trupanion*	1,175	17
TrustCo Bank	8,385	66
Trustmark	6,005	191
UMB Financial	28,307	2,132
Umpqua Holdings	77,210	1,370
Union Bankshares	4,299	154
United Bankshares	6,533	276
United Community Banks	6,261	173
United Community Financial	4,100	34
United Financial Bancorp	4,495	76
United Fire Group	1,964	84
United Insurance Holdings	1,402	22
Universal Insurance Holdings	2,971	73
Univest Corp of Pennsylvania	2,284	59
Valley National Bancorp	23,198	274
Veritex Holdings*	974	27
Virtu Financial, Cl A	2,058	35
Virtus Investment Partners	477	51
Waddell & Reed Financial, Cl A	7,311	124
Walker & Dunlop*	2,518	105
Walter Investment Management*	2,201	2
Washington Federal	8,231	272
Washington Trust Bancorp	1,365	67
WashingtonFirst Bankshares	50,117	1,403
Waterstone Financial	2,078	38
Webster Financial	25,409	1,271
WesBanco	50,577	1,927
West Bancorporation	1,400	32
Westamerica Bancorporation	12,616	704
Western Alliance Bancorp*	31,555	1,549
Western Asset Mortgage Capital ‡	3,343	33
Western New England Bancorp	2,500	26
Westwood Holdings Group	652	35
Wins Finance Holdings*	100	14
Wintrust Financial	4,647	321
WisdomTree Investments	10,188	92

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
WMIH*	16,581	$24
World Acceptance*	494	26
WSFS Financial	2,539	117
Xenith Bankshares*	630	16
Zions Bancorporation	57,500	2,415

		157,550

Health Care – 10.6%
AAC Holdings*	1,000	9
Abaxis	1,991	97
Acadia Healthcare*	11,626	507
ACADIA Pharmaceuticals*	20,230	695
Accelerate Diagnostics*	2,460	60
Acceleron Pharma*	2,438	65
Accuray*	7,069	34
AcelRx Pharmaceuticals*	3,700	12
Aceto	2,376	38
Achillion Pharmaceuticals*	9,568	40
Aclaris Therapeutics*	1,075	32
Acorda Therapeutics*	3,911	82
Adamas Pharmaceuticals*	1,363	24
Addus HomeCare*	600	19
Adeptus Health, Cl A*	1,300	2
Aduro Biotech*	2,896	31
Advaxis*	2,927	24
Adverum Biotechnologies*	1,400	4
Aerie Pharmaceuticals*	11,338	514
Aevi Genomic Medicine*	2,219	4
Agenus*	6,400	24
Agile Therapeutics*	1,100	4
Aimmune Therapeutics*	2,766	60
Air Methods*	3,257	140
Akebia Therapeutics*	2,934	27
Albany Molecular Research*	2,300	32
Alder Biopharmaceuticals*	4,225	88
Almost Family*	29,565	1,437
AMAG Pharmaceuticals*	3,191	72
Amedisys*	2,484	127
American Renal Associates Holdings*	713	12
Amicus Therapeutics*	13,094	93
AMN Healthcare Services*	4,324	176
Amphastar Pharmaceuticals*	2,906	42
Ampio Pharmaceuticals*	4,600	4
Analogic	1,117	85
Anavex Life Sciences*	2,500	14
AngioDynamics*	2,203	38
ANI Pharmaceuticals*	647	32
Anika Therapeutics*	1,299	56
Anthera Pharmaceuticals*	3,900	2
Applied Genetic Technologies*	1,300	9
Aptevo Therapeutics*	1,689	3

Description	Shares	Value (000)
Aratana Therapeutics*	2,724	$14
Ardelyx*	2,550	32
Arena Pharmaceuticals*	20,022	29
Argos Therapeutics*	1,000	-
Array BioPharma*	67,727	605
Arrowhead Pharmaceuticals*	6,000	11
Asterias Biotherapeutics*	1,600	5
Atara Biotherapeutics*	1,897	39
Athersys*	8,000	14
AtriCure*	3,305	63
Atrion	130	61
Audentes Therapeutics*	469	8
Avexis*	595	45
Avinger*	1,100	2
AxoGen*	2,500	26
Axovant Sciences*	1,996	30
Axsome Therapeutics*	1,400	5
Bellicum Pharmaceuticals*	1,711	21
BioCryst Pharmaceuticals*	7,676	64
Bio-Path Holdings*	8,700	7
BioScrip*	9,900	17
BioSpecifics Technologies*	500	27
BioTelemetry*	2,570	74
BioTime*	6,000	21
Bioverativ*	19,810	1,079
Bluebird Bio*	10,002	909
Blueprint Medicines*	2,134	85
Cambrex*	2,920	161
Cantel Medical	3,361	269
Capital Senior Living*	2,297	32
Cara Therapeutics*	1,715	32
Cardiovascular Systems*	2,918	82
Castlight Health, Cl B*	3,000	11
Catalent*	9,339	264
Celldex Therapeutics*	8,604	31
Cellular Biomedicine Group*	993	12
Cempra*	3,645	14
Cerus*	8,271	37
Charles River Laboratories International*	9,593	863
Chemed	10,119	1,849
ChemoCentryx*	1,879	14
Chimerix*	4,000	26
ChromaDex*	3,000	8
Cidara Therapeutics*	1,400	11
Civitas Solutions*	1,233	23
Clearside Biomedical*	673	5
Clovis Oncology*	13,776	877
Coherus Biosciences*	30,531	646
Collegium Pharmaceutical*	1,606	16
Community Health Systems*	10,174	90

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Computer Programs & Systems	915	$26
Concert Pharmaceuticals*	1,346	23
ConforMIS*	2,920	15
CONMED	2,452	109
Corcept Therapeutics*	7,104	78
Corindus Vascular Robotics*	2,500	3
CorVel*	900	39
Corvus Pharmaceuticals*	271	6
Cotiviti Holdings*	1,033	43
Cross Country Healthcare*	77,982	1,120
CryoLife	3,366	56
Curis*	9,800	27
Cutera*	1,000	21
Cytokinetics*	3,000	39
CytomX Therapeutics*	1,668	29
CytRx*	8,500	4
Depomed*	5,485	69
Dermira*	29,540	1,008
DexCom*	14,410	1,221
Dimension Therapeutics*	1,300	2
Diplomat Pharmacy*	4,365	70
Durect*	10,400	11
Dynavax Technologies*	3,174	19
Eagle Pharmaceuticals*	844	70
Edge Therapeutics*	1,327	12
Editas Medicine*	561	13
Egalet*	1,809	9
Eiger BioPharmaceuticals*	400	5
Emergent BioSolutions*	2,952	86
Enanta Pharmaceuticals*	1,275	39
Endocyte*	2,600	7
Endologix*	8,612	62
Ensign Group	4,299	81
Entellus Medical*	612	8
Envision Healthcare*	29,561	1,813
Enzo Biochem*	3,240	27
Epizyme*	3,864	66
Esperion Therapeutics*	1,200	42
Evolent Health, Cl A*	1,306	29
Exact Sciences*	10,007	236
Exactech*	852	21
Exelixis*	73,348	1,589
FibroGen*	26,131	644
Five Prime Therapeutics*	2,403	87
Flex Pharma*	1,300	6
Flexion Therapeutics*	2,397	64
Fluidigm*	2,298	13
Fortress Biotech*	3,600	13
Foundation Medicine*	1,202	39
Fulgent Genetics*	700	8

Description	Shares	Value (000)
Galena Biopharma*	1,090	$1
Genesis Healthcare, Cl A*	4,000	11
GenMark Diagnostics*	3,878	50
Genomic Health*	1,967	62
Geron*	12,328	28
Glaukos*	1,465	75
Global Blood Therapeutics*	1,500	55
Globus Medical, Cl A*	6,399	190
GlycoMimetics*	1,300	7
Haemonetics*	4,565	185
Halozyme Therapeutics*	9,703	126
Halyard Health*	4,278	163
HealthEquity*	3,942	167
HealthSouth	104,939	4,492
HealthStream*	2,477	60
Heron Therapeutics*	3,695	55
Heska*	641	67
HMS Holdings*	7,740	157
Horizon Pharma*	14,326	212
ICU Medical*	1,312	200
Idera Pharmaceuticals*	7,300	18
IDEXX Laboratories*	21,550	3,332
Ignyta*	2,407	21
Immune Design*	1,000	7
ImmunoGen*	7,845	30
Immunomedics*	8,700	56
Impax Laboratories*	126,706	1,603
INC Research Holdings, Cl A*	3,691	169
Infinity Pharmaceuticals*	4,000	13
Innoviva*	7,301	101
Inogen*	1,432	111
Inotek Pharmaceuticals*	1,800	4
Inovio Pharmaceuticals*	5,419	36
Insmed*	5,636	99
Insulet*	5,130	221
Insys Therapeutics*	1,918	20
Integer Holdings*	2,797	112
Integra LifeSciences Holdings*	50,948	2,146
Intellia Therapeutics*	700	10
Intersect ENT*	31,701	544
Intra-Cellular Therapies, Cl A*	24,920	405
Invacare	2,588	31
Invitae*	2,858	32
InVivo Therapeutics Holdings*	3,200	13
iRadimed*	200	2
iRhythm Technologies*	700	26
IRIDEX*	800	9
Ironwood Pharmaceuticals, Cl A*	11,772	201
K2M Group Holdings*	210,443	4,316
Kadmon Holdings*	1,300	5

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Karyopharm Therapeutics*	2,400	$31
Keryx Biopharmaceuticals*	6,447	40
Kindred Healthcare	430,217	3,592
Kite Pharma*	10,429	819
La Jolla Pharmaceutical*	1,200	36
Landauer	780	38
Lannett*	2,667	60
LeMaitre Vascular	1,200	30
Lexicon Pharmaceuticals*	49,832	715
LHC Group*	1,422	77
Ligand Pharmaceuticals*	1,737	184
Lion Biotechnologies*	4,700	35
Lipocine*	1,700	7
Loxo Oncology*	1,389	58
Luminex	3,644	67
MacroGenics*	3,065	57
Magellan Health*	2,246	155
MannKind*	5,295	8
Masimo*	3,799	354
Medicines*	6,279	307
MediciNova*	2,425	15
Medidata Solutions*	5,139	296
MEDNAX*	22,708	1,575
Medpace Holdings*	665	20
Meridian Bioscience	4,433	61
Merit Medical Systems*	76,817	2,220
Merrimack Pharmaceuticals*	9,965	31
Mettler-Toledo International*	4,495	2,153
MiMedx Group*	9,367	89
Minerva Neurosciences*	1,700	14
Mirati Therapeutics*	1,000	5
Molina Healthcare*	3,847	175
Momenta Pharmaceuticals*	5,807	78
MyoKardia*	1,052	14
Myovant Sciences*	1,200	14
Myriad Genetics*	6,013	115
NanoString Technologies*	56,259	1,118
NantHealth*	541	3
NantKwest*	1,300	5
Natera*	2,130	19
National HealthCare	1,023	73
National Research, Cl A	800	16
Natus Medical*	2,856	112
Nektar Therapeutics, Cl A*	42,962	1,008
Neogen*	3,242	213
NeoGenomics*	4,330	34
Neos Therapeutics*	1,122	8
Neurocrine Biosciences*	13,745	595
Nevro*	45,235	4,239
NewLink Genetics*	1,841	44
Nobilis Health*	5,800	10

Description	Shares	Value (000)
Novan*	500	$3
Novavax*	22,049	28
Novocure*	4,136	33
NuVasive*	51,863	3,873
NxStage Medical*	5,826	156
Obalon Therapeutics*	900	10
Ocular Therapeutix*	2,000	19
Omeros*	3,303	50
Omnicell*	3,206	130
OncoMed Pharmaceuticals*	1,800	17
Ophthotech*	2,490	9
OraSure Technologies*	5,195	67
Organovo Holdings*	9,130	29
Orthofix International*	1,680	64
Otonomy*	1,962	24
OvaScience*	2,563	5
Owens & Minor	5,559	192
Oxford Immunotec Global*	54,610	846
Pacific Biosciences of California*	6,558	34
Pacira Pharmaceuticals*	3,276	149
Paratek Pharmaceuticals*	1,600	31
PAREXEL International*	27,647	1,745
PDL BioPharma	14,931	34
Penumbra*	2,325	194
Pfenex*	1,487	9
PharmAthene	5,088	4
PharMerica*	2,717	64
Phibro Animal Health, Cl A	2,008	56
Portola Pharmaceuticals, Cl A*	15,997	627
PRA Health Sciences*	26,641	1,738
Prestige Brands Holdings*	26,435	1,469
Progenics Pharmaceuticals*	6,597	62
Protagonist Therapeutics*	620	8
Proteostasis Therapeutics*	700	5
Prothena*	3,177	177
Providence Service*	30,889	1,373
PTC Therapeutics*	2,716	27
Puma Biotechnology*	2,550	95
Quality Systems*	4,835	74
Quidel*	55,955	1,267
Quorum Health*	2,422	13
Ra Pharmaceuticals*	900	19
Radius Health*	2,777	107
RadNet*	3,200	19
Reata Pharmaceuticals, Cl A*	464	10
REGENXBIO*	1,654	32
Regulus Therapeutics*	2,500	4
Repligen*	3,057	108
Retrophin*	3,437	63
Revance Therapeutics*	1,669	35

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Rigel Pharmaceuticals*	10,800	$36
Rockwell Medical*	3,913	24
RTI Surgical*	4,100	16
Sage Therapeutics*	2,866	204
Sangamo BioSciences*	6,333	33
Sarepta Therapeutics*	4,395	130
SciClone Pharmaceuticals*	4,092	40
Second Sight Medical Products*	1,282	2
Select Medical Holdings*	9,417	126
Selecta Biosciences*	400	6
Senseonics Holdings*	2,900	5
Seres Therapeutics*	1,456	16
Sorrento Therapeutics*	2,100	8
Spark Therapeutics*	1,661	89
Spectranetics*	50,925	1,483
Spectrum Pharmaceuticals*	6,799	44
STAAR Surgical*	3,500	34
Stemline Therapeutics*	2,393	20
Sucampo Pharmaceuticals, Cl A*	2,100	23
Supernus Pharmaceuticals*	46,386	1,452
Surgery Partners*	1,520	30
Surmodics*	1,100	26
Syndax Pharmaceuticals*	300	4
Synergy Pharmaceuticals*	17,715	83
Synthetic Biologics*	7,900	5
Syros Pharmaceuticals*	380	6
T2 Biosystems*	1,700	9
Tabula Rasa HealthCare*	700	9
Tactile Systems Technology*	340	6
Tandem Diabetes Care*	2,000	2
Teladoc*	2,094	52
Teligent*	3,381	26
TESARO*	17,298	2,662
Tetraphase Pharmaceuticals*	3,000	28
TG Therapeutics*	3,200	37
TherapeuticsMD*	13,555	98
Theravance Biopharma*	3,903	144
Titan Pharmaceuticals*	2,000	7
Tivity Health*	45,677	1,329
Tokai Pharmaceuticals*	1,000	1
TransEnterix*	5,800	7
Trevena*	3,653	13
Triple-S Management, Cl B*	1,903	33
Trovagene*	1,700	2
Ultragenyx Pharmaceutical*	3,603	244
UnitedHealth Group	1	-
Universal American*	3,749	37
US Physical Therapy	1,108	72
Utah Medical Products	300	19

Description	Shares	Value (000)
Vanda Pharmaceuticals*	3,928	$55
Veracyte*	1,300	12
Versartis*	3,002	64
Vital Therapies*	1,934	8
Vocera Communications*	78,599	1,952
Voyager Therapeutics*	958	13
vTv Therapeutics, Cl A*	1,400	9
VWR*	115,270	3,251
WaVe Life Sciences*	604	17
WellCare Health Plans*	17,560	2,462
Wright Medical Group*	57,348	1,785
XBiotech*	1,428	24
Xencor*	3,126	75
Zafgen*	2,600	12
Zeltiq Aesthetics*	3,236	180
ZIOPHARM Oncology*	11,212	71
Zogenix*	2,026	22

		97,762

Industrials – 17.8%
AAON	3,599	127
AAR	43,984	1,479
ABM Industries	4,964	216
Acacia Research*	4,419	25
ACCO Brands*	9,482	125
Actuant, Cl A	5,395	142
Advanced Disposal Services*	2,178	49
Advanced Drainage Systems	3,177	70
Advisory Board*	3,645	171
Aegion, Cl A*	3,204	73
AerCap Holdings*	35,502	1,632
Aerojet Rocketdyne Holdings*	5,365	116
Aerovironment*	2,162	61
Air Transport Services Group*	40,598	652
Aircastle	4,299	104
Alamo Group	869	66
Albany International, Cl A	18,051	831
Allegiant Travel, Cl A	1,176	188
Allied Motion Technologies	600	12
Altra Industrial Motion	29,761	1,159
Ameresco, Cl A*	1,900	12
American Railcar Industries	700	29
American Superconductor*	1,200	8
American Woodmark*	1,229	113
AMETEK	45,500	2,461
Apogee Enterprises	2,605	155
Applied Industrial Technologies	3,233	200
Aqua Metals*	1,100	21
ARC Document Solutions*	3,500	12
ArcBest	34,932	908
Argan	1,192	79

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Armstrong Flooring*	1,911	$35
Astec Industries	1,681	103
Astronics, Cl A*	1,850	59
Atkore International Group*	992	26
Atlas Air Worldwide Holdings*	2,203	122
AZZ	12,105	720
Babcock & Wilcox Enterprises*	4,198	39
Barnes Group	37,274	1,914
Barrett Business Services	600	33
Beacon Roofing Supply*	5,597	275
Blue Bird*	400	7
BMC Stock Holdings*	10,858	245
Brady, Cl A	4,186	162
Briggs & Stratton	3,869	87
Brink’s	25,609	1,369
Builders FirstSource*	93,268	1,390
BWX Technologies, Cl W	31,395	1,494
Caesarstone*	2,046	74
CAI International*	57,193	900
Casella Waste Systems, Cl A*	75,156	1,060
CBIZ*	4,708	64
CEB	3,023	238
CECO Environmental	2,390	25
Celadon Group	353,305	2,314
Chart Industries*	2,697	94
CIRCOR International	1,446	86
Cogint*	1,900	9
Columbus McKinnon	86,050	2,136
Comfort Systems USA	3,329	122
Commercial Vehicle Group*	145,517	985
Continental Building Products*	3,227	79
Costamare	2,161	14
Covanta Holding	113,269	1,778
Covenant Transportation Group, Cl A*	142,921	2,687
CPI Aerostructures*	118,701	801
CRA International	651	23
CSW Industrials*	1,545	57
Cubic	2,258	119
Curtiss-Wright	4,110	375
Deluxe	46,816	3,379
DigitalGlobe*	98,066	3,212
DMC Global	1,145	14
Douglas Dynamics	2,033	62
Ducommun*	900	26
DXP Enterprises*	43,669	1,654
Dycom Industries*	32,802	3,049
Echo Global Logistics*	76,191	1,627
EMCOR Group	56,916	3,583
Encore Wire	1,848	85
Energous*	1,210	19

Description	Shares	Value (000)
Energy Recovery*	2,873	$24
EnerSys	4,066	321
Engility Holdings*	1,929	56
Ennis	2,090	36
EnPro Industries	1,963	140
ESCO Technologies	2,275	132
Essendant	3,425	52
Esterline Technologies*	2,781	239
ExOne*	892	9
Exponent	2,353	140
Federal Signal	5,400	75
Forward Air	28,751	1,368
Foundation Building Materials*	1,200	19
Franklin Covey*	834	17
Franklin Electric	4,206	181
FreightCar America	1,000	13
FTI Consulting*	3,804	157
FuelCell Energy*	2,250	3
GATX	52,627	3,208
Gencor Industries*	633	9
Generac Holdings*	5,806	216
General Cable	4,361	78
Genesee & Wyoming, Cl A*	25,103	1,703
Gibraltar Industries*	2,775	114
Global Brass & Copper Holdings	1,994	69
GMS*	700	25
Gorman-Rupp	1,875	59
GP Strategies*	1,100	28
Graham	900	21
Granite Construction	23,375	1,173
Great Lakes Dredge & Dock*	5,100	20
Greenbrier	2,415	104
Griffon	2,778	68
H&E Equipment Services	2,898	71
Hardinge	1,200	13
Harsco*	140,728	1,794
Hawaiian Holdings*	4,789	222
HC2 Holdings*	2,700	17
Healthcare Services Group	6,583	284
Heartland Express	4,162	83
Heidrick & Struggles
International	1,600	42
Heritage-Crystal Clean*	1,100	15
Herman Miller	80,904	2,553
Hill International*	2,100	9
Hillenbrand	5,258	188
HNI	4,034	186
Hub Group, Cl A*	3,226	150
Hudson Technologies*	89,207	589
Hurco	500	16

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Huron Consulting Group*	1,965	$83
Hyster-Yale Materials Handling	1,007	57
ICF International*	1,574	65
IES Holdings*	639	12
InnerWorkings*	166,108	1,654
Insperity	1,382	123
Insteel Industries	1,685	61
Interface, Cl A	124,953	2,380
ITT	151,145	6,200
JELD-WEN Holding*	2,300	76
John Bean Technologies	14,340	1,261
Joy Global	9,245	261
Kadant	1,028	61
Kaman	2,391	115
KBR	252,816	3,800
Kelly Services, Cl A	2,814	62
Kennametal	40,658	1,595
KEYW Holding*	3,931	37
Kforce	2,356	56
Kimball International, Cl B	3,539	58
Kirby*	34,740	2,451
KLX*	32,354	1,446
Knight Transportation	5,962	187
Knoll	4,225	101
Korn	98,691	3,108
Kratos Defense & Security Solutions*	5,300	41
Lawson Products*	600	13
Layne Christensen*	1,478	13
Lindsay	971	86
LSI Industries	1,942	20
Lydall*	1,457	78
Manitowoc	11,652	66
Marten Transport	93,766	2,199
Masonite International*	2,708	215
MasTec*	6,231	250
Matson	3,985	127
Matthews International, Cl A	25,619	1,733
McGrath RentCorp	125,599	4,216
Mercury Systems*	137,137	5,355
Meritor*	84,905	1,454
Middleby*	20,535	2,802
Milacron Holdings*	1,187	22
Miller Industries	900	24
Mistras Group*	1,401	30
Mobile Mini	47,939	1,462
Moog, Cl A*	42,951	2,893
MRC Global*	8,364	153
MSA Safety	2,769	196
Mueller Industries	5,045	173
Mueller Water Products, Cl A	13,899	164

Description	Shares	Value (000)
Multi-Color	1,210	$86
MYR Group*	1,300	53
National Presto Industries	402	41
Navigant Consulting*	4,283	98
Navistar International*	4,824	119
NCI Building Systems*	2,400	41
Neff, Cl A*	700	14
NL Industries*	1,200	8
NN	2,729	69
Nordson	10,000	1,228
NOW*	9,519	161
NV5 Global*	599	23
Old Dominion Freight Line	15,575	1,333
Omega Flex	200	10
On Assignment*	76,931	3,733
Orbital ATK	10,053	985
Orion Group Holdings*	2,300	17
Oshkosh	10,765	738
PAM Transportation Services*	200	3
Park-Ohio Holdings	700	25
Patrick Industries*	1,285	91
PGT Innovations*	86,255	927
Plug Power*	15,992	22
Ply Gem Holdings*	1,900	37
Powell Industries	710	24
Power Solutions International*	400	4
Preformed Line Products	205	11
Primoris Services	67,801	1,574
Proto Labs*	2,214	113
Quad	2,661	67
Quanex Building Products	3,269	66
Quanta Services*	45,315	1,682
Radiant Logistics*	4,100	21
Raven Industries	3,311	96
RBC Bearings*	15,554	1,510
Resources Connection	2,900	49
REV Group	1,100	30
Revolution Lighting Technologies*	195,862	1,465
Rexnord*	7,575	175
Roadrunner Transportation Systems*	2,589	18
RPX*	5,202	62
Rush Enterprises, Cl A*	3,144	103
Saia*	2,258	100
Scorpio Bulkers*	4,755	44
Simpson Manufacturing	3,800	164
SiteOne Landscape Supply*	1,243	60
SkyWest	4,599	158
Snap-on	17,160	2,894
SP Plus*	48,914	1,651

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Sparton*	800	$17
Spirit Airlines*	11,635	617
SPX*	3,694	90
SPX FLOW*	21,821	757
Standex International	1,138	114
Steelcase, Cl A	7,929	133
Sun Hydraulics	19,929	720
Sunrun*	5,164	28
Supreme Industries, Cl A	1,059	21
Swift Transportation, Cl A*	6,859	141
TASER International*	4,664	106
Team*	25,314	685
Teledyne Technologies*	3,082	390
Tennant	1,530	111
Terex	81,167	2,549
Tetra Tech	5,138	210
Textainer Group Holdings	182,490	2,792
Thermon Group Holdings*	3,059	64
Timken	57,555	2,601
Titan International	3,614	37
Titan Machinery*	22,202	341
TPI Composites*	491	9
TransUnion*	28,700	1,101
TRC*	1,600	28
Trex*	2,630	182
TriMas*	4,081	85
TriNet Group*	3,740	108
Triton International	3,665	95
Triumph Group	4,427	114
TrueBlue*	3,739	102
Tutor Perini*	3,384	108
UniFirst	1,349	191
United Rentals*	8,200	1,025
Univar*	49,811	1,527
Universal Forest Products	1,767	174
Universal Logistics Holdings	800	11
US Ecology	1,983	93
USA Truck*	600	4
Vectrus*	873	20
Veritiv*	673	35
Viad	1,836	83
Vicor*	1,300	21
VSE	703	29
Wabash National	85,005	1,759
WABCO Holdings*	18,300	2,149
Wabtec	13,559	1,058
WageWorks*	20,969	1,516
Watts Water Technologies, Cl A	2,546	159
Werner Enterprises	3,949	103
Wesco Aircraft Holdings*	5,092	58

Description	Shares	Value (000)
West	3,829	$94
Willis Lease Finance*	400	9
Woodward	4,780	325
XPO Logistics*	8,813	422
YRC Worldwide*	105,706	1,164

		163,818

Information Technology – 18.1%
2U*	3,295	131
3D Systems*	9,851	147
8x8*	85,285	1,301
A10 Networks*	3,599	33
Acacia Communications*	428	25
ACI Worldwide*	91,758	1,963
Actua*	3,207	45
Acxiom*	53,582	1,525
ADTRAN	74,785	1,552
Advanced Energy Industries*	31,721	2,175
Advanced Micro Devices*	130,306	1,896
Aerohive Networks*	2,200	9
Agilysys*	1,400	13
Alarm.com Holdings*	842	26
ALJ Regional Holdings*	1,900	7
Alpha & Omega Semiconductor*	1,483	25
Ambarella*	2,932	160
Amber Road*	1,446	11
American Software, Cl A	2,106	22
Amkor Technology*	8,977	104
Angie’s List*	3,246	18
Anixter International*	2,581	205
Appfolio, Cl A*	700	19
Applied Optoelectronics*	1,447	81
Apptio, Cl A*	800	9
Aspen Technology*	22,947	1,352
Autobytel*	900	11
Avid Technology*	2,800	13
AVX	4,278	70
Axcelis Technologies*	2,380	45
Badger Meter	2,491	92
Bankrate*	4,168	40
Barracuda Networks*	49,117	1,135
Bazaarvoice*	343,635	1,478
Bel Fuse, Cl B	756	19
Belden	26,681	1,846
Benchmark Electronics*	34,145	1,086
Benefitfocus*	1,051	29
Black Box	1,300	12
Blackbaud	4,395	337
Blackhawk Network Holdings, Cl A*	4,900	199
Blackline*	800	24

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Blucora*	3,755	$65
Booz Allen Hamilton Holding, Cl A	33,650	1,191
Bottomline Technologies*	49,935	1,181
Box, Cl A*	4,468	73
Brightcove*	2,600	23
BroadSoft*	2,602	105
Brooks Automation	47,213	1,058
Cabot Microelectronics	19,431	1,489
CACI International, Cl A*	7,862	922
CalAmp*	62,818	1,055
Calix*	3,500	25
Callidus Software*	5,478	117
Carbonite*	1,600	32
Cardtronics*	4,008	187
Care.com*	1,100	14
Cass Information Systems	1,010	67
Cavium*	5,973	428
CEVA*	1,880	67
ChannelAdvisor*	1,895	21
Ciena*	12,403	293
Cimpress*	2,231	192
Cirrus Logic*	5,831	354
Clearfield*	900	15
Cognex	18,815	1,580
Coherent*	13,550	2,786
Cohu	45,860	847
CommScope Holding*	58,900	2,457
CommVault Systems*	3,448	175
Comtech Telecommunications	1,900	28
Control4*	1,641	26
Convergys	7,918	167
Cornerstone OnDemand*	4,489	175
Coupa Software*	700	18
CPI Card Group	1,500	6
Cray*	3,488	76
CSG Systems International	3,134	118
CTS	2,986	64
Cypress Semiconductor	108,712	1,496
CYREN*	482,987	966
Daktronics	3,200	30
DHI Group*	4,097	16
Diebold Nixdorf	236,794	7,270
Digi International*	2,116	25
Digimarc*	800	22
Diodes*	3,410	82
DSP Group*	1,900	23
DST Systems	25,400	3,111
Eastman Kodak*	1,500	17
Ebix	2,259	138
Electro Scientific Industries*	2,245	16

Description	Shares	Value (000)
Electronics For Imaging*	111,860	$5,462
Ellie Mae*	3,061	307
EMCORE	2,400	22
Endurance International Group Holdings*	4,900	38
EnerNOC*	2,300	14
Entegris*	13,204	309
Envestnet*	3,683	119
EPAM Systems*	4,491	339
ePlus*	583	79
Euronet Worldwide*	27,766	2,375
Everbridge*	900	18
EVERTEC	5,689	90
Exa*	1,132	14
Exar*	3,334	43
ExlService Holdings*	2,993	142
Extreme Networks*	10,658	80
Fabrinet*	3,147	132
Fair Isaac	2,877	371
FARO Technologies*	1,754	63
Finisar*	49,707	1,359
Five9*	122,799	2,021
FLIR Systems	64,701	2,347
FormFactor*	6,292	75
Forrester Research	811	32
Gartner*	7,932	857
Gigamon*	3,184	113
GigPeak*	4,800	15
Global Sources*	1,000	8
Globant*	2,347	85
Glu Mobile*	9,800	22
Gogo*	28,898	318
GrubHub*	24,199	796
GTT Communications*	53,009	1,291
Guidance Software*	1,700	10
Hackett Group	2,000	39
Harmonic*	6,927	41
Hortonworks*	231,379	2,270
HubSpot*	2,557	155
II-VI*	5,303	191
Immersion*	2,352	20
Imperva*	2,542	104
Impinj*	456	14
Infinera*	43,477	445
Information Services Group*	3,200	10
Inphi*	56,439	2,755
Insight Enterprises*	21,998	904
Instructure*	900	21
Integrated Device Technology*	12,192	289
InterDigital	3,139	271
InterXion Holding*	32,285	1,277

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
InvenSense, Cl A*	7,377	$93
IPG Photonics*	5,300	640
Itron*	54,521	3,309
Ixia*	5,740	113
IXYS	2,200	32
j2 Global	4,374	367
Jive Software*	4,714	20
Kimball Electronics*	2,450	42
Knowles*	64,557	1,223
Kopin*	5,200	21
KVH Industries*	1,300	11
Lattice Semiconductor*	10,972	76
Limelight Networks*	7,400	19
Liquidity Services*	31,697	254
Littelfuse	2,062	330
LivePerson*	4,351	30
Logitech International	34,885	1,112
LogMeIn	4,683	457
Lumentum Holdings*	4,757	254
MACOM Technology Solutions Holdings*	2,777	134
ManTech International, Cl A	2,219	77
Marchex, Cl B	2,200	6
Marin Software*	324,753	585
Marvell Technology Group	92,795	1,416
Mattersight*	439,065	1,537
MAXIMUS	5,963	371
MaxLinear, Cl A*	4,961	139
Maxwell Technologies*	2,572	15
MeetMe*	3,370	20
Mesa Laboratories	245	30
Methode Electronics	3,348	153
Micron Technology*	122,200	3,532
Microsemi*	82,792	4,266
MicroStrategy, Cl A*	869	163
Mimecast*	33,190	743
MINDBODY, Cl A*	62,676	1,720
Mitek Systems*	2,404	16
MKS Instruments	24,655	1,695
MobileIron*	3,500	15
Model N*	215,305	2,250
MoneyGram International*	2,486	42
Monolithic Power Systems	3,520	324
Monotype Imaging Holdings	3,708	75
MTS Systems	1,467	81
Nanometrics*	2,258	69
NCI, Cl A*	700	11
NeoPhotonics*	2,517	23
NETGEAR*	2,966	147
Netlist*	488,050	483
NetScout Systems*	8,357	317

Description	Shares	Value (000)
NeuStar, Cl A*	4,952	$164
New Relic*	2,072	77
NIC	5,861	118
Nimble Storage*	5,946	74
Novanta*	78,866	2,094
Numerex, Cl A*	1,400	7
NVE	400	33
Oclaro*	10,037	99
ON Semiconductor*	78,895	1,222
OSI Systems*	1,530	112
Park City Group*	1,100	14
Park Electrochemical	1,578	28
Paycom Software*	3,919	225
Paylocity Holding*	2,034	79
PC Connection	927	28
PDF Solutions*	39,255	888
Pegasystems	3,246	142
Perficient*	3,381	59
PFSweb*	1,200	8
Photronics*	6,002	64
Planet Payment*	3,457	14
Plantronics	3,038	164
Plexus*	3,048	176
Power Integrations	2,512	165
Progress Software	4,611	134
Proofpoint*	3,811	283
PROS Holdings*	41,787	1,011
PTC*	19,370	1,018
Pure Storage, Cl A*	6,248	61
Q2 Holdings*	2,341	82
QAD, Cl A	769	21
Qualys*	2,421	92
Quantenna Communications*	800	17
QuinStreet*	2,600	10
Quotient Technology*	6,102	58
Radisys*	2,909	12
Rambus*	10,015	132
Rapid7*	1,625	24
RealNetworks*	2,200	11
RealPage*	29,084	1,015
Reis	723	13
RetailMeNot*	3,400	28
Rightside Group*	1,200	12
RingCentral, Cl A*	99,937	2,828
Rogers*	34,255	2,941
Rosetta Stone*	1,576	15
Rubicon Project*	3,040	18
Rudolph Technologies*	2,865	64
Sanmina*	6,880	279
Sapiens International	2,047	26
ScanSource*	2,251	88

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Science Applications International	3,819	$284
Seachange International*	190,731	473
SecureWorks, Cl A*	600	6
Semtech*	5,761	195
ServiceNow*	32,135	2,811
ServiceSource International*	4,983	19
Shopify, Cl A*	33,390	2,274
ShoreTel*	393,588	2,421
Shutterstock*	1,749	72
Sigma Designs*	2,928	18
Silicom	459	23
Silicon Laboratories*	3,864	284
Silver Spring Networks*	3,094	35
Sonus Networks*	3,896	26
SPS Commerce*	1,453	85
Square, Cl A*	116,675	2,016
Stamps.com*	12,330	1,459
Stratasys*	4,406	90
Super Micro Computer*	3,457	88
Sykes Enterprises*	3,460	102
Synaptics*	3,130	155
Synchronoss Technologies*	3,814	93
SYNNEX	2,725	305
Syntel	3,426	58
Systemax	1,100	12
Take-Two Interactive Software*	55,965	3,317
Tech Data*	3,267	307
TechTarget*	1,400	13
Telenav*	177,944	1,539
TeleTech Holdings	1,341	40
TiVo	38,145	715
Trade Desk, Cl A*	600	22
Travelport Worldwide	10,650	125
Trimble*	46,650	1,493
TrueCar*	59,318	918
TTM Technologies*	6,519	105
Ubiquiti Networks*	2,524	127
Ultra Clean Holdings*	2,800	47
Ultratech*	1,904	56
Unisys*	4,782	67
Universal Display	63,780	5,491
USA Technologies*	3,700	16
Vantiv, Cl A*	14,135	906
Varonis Systems*	900	29
VASCO Data Security International*	2,463	33
Veeco Instruments*	7,488	224
VeriFone Systems*	50,261	941
Verint Systems*	23,477	1,018
ViaSat*	4,676	298

Description	Shares	Value (000)
Viavi Solutions*	20,899	$224
VirnetX Holding*	3,600	8
Virtusa*	2,545	77
Vishay Intertechnology	190,186	3,129
Vishay Precision Group*	900	14
Web.com Group*	3,891	75
WebMD Health, Cl A*	3,408	180
Wix.com*	14,695	998
Workiva, Cl A*	1,794	28
Xactly*	1,864	22
Xcerra*	4,322	38
XO Group*	2,075	36
Xperi	140,824	4,781
Zebra Technologies, Cl A*	14,940	1,363
Zendesk*	7,395	207
Zix*	4,700	23

		165,830

Materials – 6.6%
A Schulman	54,474	1,713
AgroFresh Solutions*	2,300	10
AK Steel Holding*	28,331	204
Alamos Gold, Cl A	55,008	442
Albemarle	29,625	3,130
Allegheny Technologies	56,195	1,009
American Vanguard	2,305	38
Ampco-Pittsburgh	699	10
AptarGroup	35,260	2,715
Avery Dennison	34,535	2,783
Balchem	2,958	244
Berry Plastics Group*	24,530	1,191
Boise Cascade*	12,283	328
Calgon Carbon	4,613	67
Carpenter Technology	63,030	2,351
Century Aluminum*	4,579	58
Chase	675	64
Chemours	57,550	2,216
Chemtura*	5,679	190
Clearwater Paper*	1,485	83
Cliffs Natural Resources*	25,554	210
Codexis*	2,734	13
Coeur Mining*	16,039	130
Commercial Metals	156,351	2,991
Compass Minerals International	31,977	2,170
Deltic Timber	973	76
Ferro*	7,397	112
Ferroglobe PLC*	30,844	319
Ferroglobe Representation* (B)	5,900	-
Flotek Industries*	5,198	66
FMC	20,700	1,440
Forterra*	1,500	29

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
FutureFuel	2,038	$29
GCP Applied Technologies*	101,892	3,327
Gold Resource	4,083	18
Graphic Packaging Holding	232,980	2,998
Greif, Cl A	2,758	157
Handy & Harman*	200	5
Hawkins	785	38
Haynes International	24,358	928
HB Fuller	4,710	243
Headwaters*	6,665	156
Hecla Mining	33,944	180
Ingevity*	3,791	231
Innophos Holdings	1,779	96
Innospec	2,171	141
Kaiser Aluminum	1,715	137
KapStone Paper and Packaging	7,701	178
KMG Chemicals	800	37
Koppers Holdings*	1,859	79
Kraton*	30,391	940
Kronos Worldwide	1,800	30
Louisiana-Pacific*	61,321	1,522
LSB Industries*	1,685	16
Materion	1,825	61
Mercer International	114,076	1,335
Methanex	16,650	781
Minerals Technologies	3,261	250
Multi Packaging Solutions International*	79,801	1,432
Myers Industries	1,772	28
Neenah Paper	1,455	109
Olin	53,299	1,752
Olympic Steel	749	14
OMNOVA Solutions*	3,469	34
PH Glatfelter	3,850	84
Platform Specialty Products*	53,900	702
PolyOne	147,336	5,023
Quaker Chemical	1,184	156
Rayonier Advanced Materials	3,970	53
Real Industry*	2,140	6
Ryerson Holding*	1,000	13
Schnitzer Steel Industries, Cl A	2,783	57
Schweitzer-Mauduit International	2,673	111
Sensient Technologies	14,990	1,188
Silgan Holdings	50,900	3,021
Stepan	1,805	142
Stillwater Mining*	10,900	188
Summit Materials, Cl A*	9,719	240
SunCoke Energy*	6,868	62
TerraVia Holdings*	6,500	5

Description	Shares	Value (000)
TimkenSteel*	3,421	$65
Trecora Resources*	1,600	18
Tredegar	2,076	36
Trinseo	13,927	934
Tronox, Cl A	5,913	109
UFP Technologies*	523	14
United States Lime & Minerals	200	16
US Concrete*	22,213	1,434
Valhi	2,200	7
Westlake Chemical	47,130	3,113
Worthington Industries	4,013	181

		60,662

Real Estate – 3.1%
Acadia Realty Trust ‡	7,103	213
Agree Realty ‡	2,460	118
Alexander & Baldwin	4,157	185
Alexander’s ‡	194	84
Altisource Portfolio Solutions*	1,064	39
American Assets Trust ‡	3,586	150
Armada Hoffler Properties ‡	3,119	43
Ashford Hospitality Prime ‡	2,067	22
Ashford Hospitality Trust ‡	6,384	41
AV Homes*	1,000	16
Bluerock Residential Growth, Cl A ‡	1,933	24
Brandywine Realty Trust ‡	64,376	1,045
CareTrust ‡	6,345	107
CatchMark Timber Trust, Cl A ‡	3,171	37
CBL & Associates Properties ‡	15,478	148
Cedar Realty Trust ‡	6,741	34
Chatham Lodging Trust ‡	3,445	68
Chesapeake Lodging Trust ‡	5,477	131
City Office ‡	2,718	33
Colony Starwood Homes ‡	6,520	221
Community Healthcare Trust ‡	1,030	25
Consolidated-Tomoka Land	300	16
CorEnergy Infrastructure Trust ‡	976	33
CoreSite Realty ‡	3,138	283
Cousins Properties ‡	31,745	263
CyrusOne ‡	19,230	990
DiamondRock Hospitality ‡	17,873	199
DuPont Fabros Technology ‡	6,737	334
Easterly Government Properties ‡	3,108	61
EastGroup Properties ‡	2,811	207
Education Realty Trust ‡	6,882	281
Farmland Partners ‡	2,300	26
FelCor Lodging Trust ‡	12,236	92
First Industrial Realty Trust ‡	10,513	280
First Potomac Realty Trust ‡	6,118	63
Forestar Group*	2,791	38

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Four Corners Property Trust ‡	5,335	$122
Franklin Street Properties ‡	9,231	112
FRP Holdings*	500	20
GEO Group ‡	7,327	340
Getty Realty ‡	2,501	63
Gladstone Commercial ‡	2,225	46
Global Medical ‡	1,240	11
Global Net Lease ‡	6,431	155
Government Properties Income Trust ‡	6,227	130
Gramercy Property Trust ‡	12,711	334
Healthcare Realty Trust ‡	10,311	335
Hersha Hospitality Trust, Cl A ‡	3,787	71
HFF, Cl A	3,231	89
Hudson Pacific Properties ‡	11,036	382
Independence Realty Trust ‡	5,275	49
InfraREIT ‡	3,802	68
Investors Real Estate Trust ‡	11,086	66
iStar ‡*	6,286	74
Kennedy-Wilson Holdings	7,550	168
Kite Realty Group Trust ‡	7,568	163
LaSalle Hotel Properties ‡	9,658	280
Lexington Realty Trust ‡	20,446	204
LTC Properties ‡	3,450	165
Mack-Cali Realty ‡	7,931	214
Marcus & Millichap*	1,300	32
MedEquities Realty Trust ‡	102,138	1,145
Medical Properties Trust ‡	26,589	343
Monmouth Real Estate Investment, Cl A ‡	5,751	82
Monogram Residential Trust ‡	15,432	154
National Health Investors ‡	3,500	254
National Storage Affiliates Trust ‡	3,618	86
New Senior Investment Group ‡	7,003	71
NexPoint Residential Trust ‡	1,467	35
NorthStar Realty Europe ‡	4,870	56
One Liberty Properties ‡	1,079	25
Outfront Media ‡	175,827	4,668
Parkway ‡	3,856	77
Pebblebrook Hotel Trust ‡	6,372	186
Pennsylvania ‡	6,079	92
Physicians Realty Trust ‡	13,909	276
Potlatch ‡	51,436	2,351
Preferred Apartment Communities, Cl A ‡	2,000	26
PS Business Parks ‡	1,754	201
QTS Realty Trust, Cl A ‡	43,575	2,124
RAIT Financial Trust ‡	7,497	24
Ramco-Gershenson Properties Trust ‡	7,034	99

Description	Shares	Value (000)
Rayonier ‡	59,527	$1,687
RE/MAX Holdings, Cl A	1,550	92
Retail Opportunity Investments ‡	9,579	201
Rexford Industrial Realty ‡	6,035	136
RLJ Lodging Trust ‡	11,443	269
RMR Group	565	28
Ryman Hospitality Properties ‡	4,080	252
Sabra Health Care ‡	5,914	165
Saul Centers ‡	922	57
Select Income ‡	5,818	150
Seritage Growth Properties ‡	2,239	97
Silver Bay Realty Trust ‡	3,160	68
St. Joe*	4,525	77
STAG Industrial ‡	51,547	1,290
Stratus Properties	600	16
Summit Hotel Properties ‡	7,669	123
Sunstone Hotel Investors ‡	19,669	302
Tejon Ranch*	1,137	25
Terreno Realty ‡	3,990	112
Tier ‡	4,363	76
Trinity Place Holdings*	3,382	25
UMH Properties ‡	2,928	45
Universal Health Realty Income Trust ‡	1,138	73
Urban Edge Properties ‡	7,977	210
Urstadt Biddle Properties, Cl A ‡	2,803	58
Washington ‡	6,533	204
Washington Prime Group ‡	17,053	148
Whitestone, Cl B ‡	2,685	37
Xenia Hotels & Resorts ‡	9,232	158

		28,199

Telecommunication Services – 0.3%
ATN International	965	68
Boingo Wireless*	3,100	40
Cincinnati Bell*	3,836	68
Cogent Communications Holdings	3,812	164
Consolidated Communications Holdings	4,457	104
FairPoint Communications*	1,733	29
General Communication, Cl A*	2,364	49
Globalstar*	41,343	66
Hawaiian Telcom Holdco*	600	14
IDT, Cl B	1,500	19
Intelsat*	2,400	10
Iridium Communications*	7,436	72
Lumos Networks*	1,545	27
NII Holdings*	5,600	7
ORBCOMM*	6,770	65
pdvWireless*	800	18

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Shenandoah Telecommunications	4,078	$114
Spok Holdings	1,800	34
Straight Path Communications*	800	29
Vonage Holdings*	219,711	1,389
Windstream Holdings	15,831	86

		2,472

Utilities – 1.4%
ALLETE	31,704	2,147
American States Water	3,355	149
AquaVenture Holdings*	63,575	1,085
Artesian Resources, Cl A	700	23
Atlantic Power*	9,958	26
Atlantica Yield	5,207	109
Avista	5,630	220
Black Hills	4,668	310
California Water Service Group	4,402	158
Chesapeake Utilities	1,418	98
Connecticut Water Service	1,041	55
Consolidated Water	1,400	16
Delta Natural Gas	558	17
Dynegy, Cl A*	349,559	2,748
El Paso Electric	3,689	186
Genie Energy, Cl B	1,200	9
Global Water Resources	1,000	9
IDACORP	4,557	378
MGE Energy	3,114	202
Middlesex Water	1,670	62
New Jersey Resources	7,760	307
Northwest Natural Gas	2,493	147
NorthWestern	4,562	268
NRG Yield, Cl A	9,360	164
ONE Gas	4,710	318
Ormat Technologies	3,468	198
Otter Tail	3,496	132
Pattern Energy Group, Cl A	5,917	119
PNM Resources	7,483	277
Portland General Electric	8,075	359
SJW Group	1,494	72
South Jersey Industries	7,491	267
Southwest Gas Holdings	4,399	365
Spark Energy, Cl A	500	16
Spire	4,184	282
TerraForm Global, Cl A*	7,462	36
TerraForm Power, Cl A*	7,842	97
Unitil	14,962	674
Vivint Solar*	1,800	5
WGL Holdings	4,552	376

Description	Shares	Value (000)
York Water	1,050	$37

		12,523

Total Common Stock (Cost $773,793) (000)		868,812

Exchange Traded Funds — 0.3%
iShares Russell 2000	11,040	1,518
iShares Russell 2000 Value	10,547	1,246

Total Exchange Traded Funds (Cost $2,436) (000)		2,764

Corporate Obligation — 0.0%
Industrials – 0.0%
Mueller Industries 6.000%, 03/01/27	25	25

Total Corporate Obligation (Cost $25) (000)		25

Rights* — 0.0%
	Number of Rights
Chelsea Therapeutics International † (B)	2,000	-
Durata Therapeutics † (B)	900	-
Dyax CVR, Expires 12/31/2019 (B)	12,613	-
Media General, Expires † (B)	9,318	18
Second Sight Medical Products † (B)	1,282	-
Tobira Therapeutics, Expires 12/31/2028 (B)	900	-
Trinity Place Holdings, Expires 4/4/2017 (B)	426	-

Total Rights (Cost $-) (000)		18

Short-Term Investment — 4.9%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.549% (C)	44,544,830	44,545

Total Short-Term Investment (Cost $44,545) (000)		44,545

Total Investments — 99.9% (Cost $820,799) (000) †		$916,164

Percentages are based on Net Assets of $916,985 (000).

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Russell 2000 Index E-MINI	231	Jun-2017	$234

For the period ended March 31, 2017, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
†	Expiration date is unavailable.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At March 31, 2017, this security amounted to 930 (000) or 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2017, was $18 (000) and represented 0.00% of net assets.
(C)	The rate reported is the 7-date effective yield as of March 31, 2017.

Cl — Class

CVR— Contingent Value Right

PLC — Public Limited Company

REIT — Real Estate Investment Trust

@ At March 31, 2017, the tax cost basis of the Fund’s investments was $820,799 (000), and the unrealized appreciation and depreciation were $138,712 (000) and $(43,347) (000), respectively.

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$868,812	$-	$-	$868,812
Short-Term Investment	-	44,545	-	44,545
Exchange Traded Funds	2,764	-	-	2,764
Corporate Obligation	-	25	-	25
Rights	-	-	18	18

Total Investments in Securities	$871,576	$44,570	$18	$916,164

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts*
Unrealized Appreciation	234	-	-	234

Total Other Financial Instruments	234	-	-	234

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.2%
Australia – 3.3%
Abacus Property Group ‡	17,677	$44
Aconex*	11,154	33
Adelaide Brighton	24,602	107
AGL Energy	12,045	243
ALS	100,601	472
Altium	8,044	47
Alumina	407,065	557
Amcor	33,109	381
AMP	52,933	209
Ansell	8,334	154
APA Group	20,803	142
APN News & Media	21,020	45
APN Outdoor Group	10,203	44
ARB	4,575	51
Ardent Leisure Group	28,933	40
Aristocrat Leisure	10,110	139
Asaleo Care	116,367	156
ASX	3,614	139
Aurizon Holdings	38,305	154
AusNet Services	40,099	52
Australia & New Zealand Banking Group	173,721	4,224
Australian Agricultural*	30,553	39
Australian Pharmaceutical Industries	28,482	44
Automotive Holdings Group	16,149	51
Aveo Group	25,986	64
Bank of Queensland	7,713	72
Bapcor	16,520	74
Beach Energy	97,396	60
Bega Cheese	8,574	41
Bendigo & Adelaide Bank	9,332	87
BHP Billiton	74,102	1,362
Blackmores	790	68
BlueScope Steel	130,782	1,225
Boral	24,308	108
Brambles	28,423	203
Breville Group	5,759	45
Brickworks	4,260	48
BT Investment Management	10,535	80
BWP Trust ‡	30,570	67
Caltex Australia	4,276	96
carsales.com	35,688	305
Challenger	9,360	90
Charter Hall Group ‡	22,471	95
Charter Hall Retail ‡	16,316	54
CIMIC Group	2,070	57
Cleanaway Waste Management	556,749	510
Coca-Cola Amatil	95,577	790
Cochlear	938	97
Commonwealth Bank of Australia	32,700	2,146
Computershare	9,882	106
Corporate Travel Management	3,588	55
Costa Group Holdings	15,169	50
Cover-More Group	20,480	30
Credit Group	3,286	43
Cromwell Property Group ‡	74,113	54

Description	Shares	Value (000)
Crown Resorts	8,209	$74
CSL	8,512	816
CSR	29,383	101
Dexus Property Group ‡	18,679	139
Domino’s Pizza Enterprises	1,259	56
Downer EDI	23,773	105
DUET Group	52,476	112
DuluxGroup	55,154	275
Eclipx Group	16,752	51
Estia Health	12,273	29
Evolution Mining	66,973	107
Fairfax Media	558,584	438
FlexiGroup	26,275	46
Flight Centre Travel Group	1,077	24
Fortescue Metals Group	29,066	138
G8 Education	20,087	63
Galaxy Resources*	113,582	39
Gateway Lifestyle	22,481	36
Genworth Mortgage Insurance Australia	14,780	35
Goodman Group ‡	32,730	194
GPT Group ‡	36,817	145
GrainCorp, Cl A	13,684	96
Greencross	6,879	38
Growthpoint Properties Australia ‡	13,544	33
GUD Holdings	24,624	223
Harvey Norman Holdings	11,807	41
Healthscope	33,196	58
Iluka Resources	67,131	391
Incitec Pivot	34,692	100
Independence Group NL	29,909	82
Infigen Energy*	49,136	38
Insurance Australia Group	44,200	204
Investa Office Fund ‡*	29,979	109
InvoCare	6,479	70
IOOF Holdings	15,190	99
IRESS	8,734	78
JB Hi-Fi	6,674	125
Lend Lease Group	10,706	127
Link Administration Holdings	19,646	116
Macquarie Atlas Roads Group	28,938	113
Macquarie Group	5,719	395
Magellan Financial Group	7,159	129
Mantra Group	21,476	48
Mayne Pharma Group*	80,915	88
McMillan Shakespeare	5,283	53
Medibank	45,147	97
Metcash	182,958	345
Mineral Resources	7,968	65
Mirvac Group ‡	74,913	125
Monadelphous Group	5,368	51
Myer Holdings	58,285	54
MYOB Group	19,451	53
Nanosonics*	14,941	35
National Australia Bank	116,734	2,973
National Storage ‡	31,315	34
Navitas	14,190	48
Newcrest Mining	39,968	680
NEXTDC*	17,238	54
Nine Entertainment Holdings	45,602	44
Northern Star Resources	33,041	102
Nufarm	11,244	83
Oil Search	25,585	141
Oh!media	10,769	38

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Orica	117,191	$1,576
Origin Energy	32,102	173
Orora	90,929	206
OZ Minerals	16,822	101
Pact Group Holdings	10,535	56
Perpetual	2,404	96
Platinum Asset Management	13,756	54
Premier Investments	6,088	67
Primary Health Care	32,037	87
Qantas Airways	12,317	37
QBE Insurance Group	24,547	242
Qube Holdings	50,921	100
Ramsay Health Care	2,641	141
REA Group	970	44
Regis Healthcare	9,607	33
Regis Resources	26,513	67
Reliance Worldwide	23,690	52
Resolute Mining	43,146	43
Retail Food Group	9,394	38
Rio Tinto PLC	7,919	366
Sandfire Resources NL	10,875	53
Santos	56,481	164
Saracen Mineral Holdings*	48,702	37
Scentre Group ‡	99,402	326
SEEK	6,748	82
Seven Group Holdings	5,236	43
Seven West Media	75,857	45
Shopping Centres Australasia Property Group ‡	40,789	70
Sigma Pharmaceuticals	208,336	205
Sims Metal Management	9,940	94
Sirtex Medical	3,837	52
Sonic Healthcare	8,095	137
South32	84,571	178
Southern Cross Media Group	50,906	54
Spark Infrastructure Group	86,330	156
Spotless Group Holdings	232,410	193
St. Barbara*	29,730	54
Star Entertainment Grp	44,527	186
Steadfast Group	43,892	85
Stockland ‡	41,441	147
Suncorp Group	24,704	250
Super Retail Group	8,170	64
Sydney Airport	18,072	93
Syrah Resources*	16,717	36
Tabcorp Holdings	17,614	64
Tassal Group	12,256	42
Tatts Group	30,177	102
Technology One	15,409	60
Telstra	76,471	271
TPG Telecom	6,699	36
Transurban Group	38,137	340
Treasury Wine Estates	14,260	133
Vicinity Centres ‡	64,934	140
Viva Energy REIT ‡	25,338	46
Vocus Communications	9,259	31
Webjet	5,190	46
Wesfarmers	21,114	727
Western Areas	16,947	30
Westfield ‡	37,791	256
Westpac Banking	63,519	1,701
Whitehaven Coal*	29,876	68
Woodside Petroleum	14,155	347
Woolworths	137,259	2,779

Description	Shares	Value (000)
WorleyParsons	12,156	$102

		40,352

Austria – 0.2%
ANDRITZ	4,620	231
BUWOG	5,026	126
Conwert Immobilien Invest	537	9
Erste Group Bank	5,503	179
EVN	2,278	29
Immobilien Anlagen	4,380	96
IMMOFINANZ	48,519	93
Lenzing	458	77
Oesterreichische Post	8,132	325
OMV	2,415	95
Raiffeisen Bank International	2,207	50
RHI	1,991	51
S IMMO	3,579	43
Schoeller-Bleckmann Oilfield Equipment	940	65
UNIQA Insurance Group	8,660	67
Vienna Insurance Group Wiener Versicherung Gruppe	2,387	58
Voestalpine	2,370	93
Wienerberger	27,320	580
Zumtobel Group	2,240	43

		2,310

Belgium – 0.7%
Ablynx*	4,132	51
Ackermans & van Haaren	1,196	188
Aedifica ‡	836	63
Ageas	3,639	142
AGFA-Gevaert*	10,538	52
Anheuser-Busch InBev	25,932	2,848
Barco	746	75
Befimmo ‡	1,532	87
Bekaert	2,137	105
bpost	5,253	123
Cie d’Entreprises CFE	453	63
Cofinimmo ‡	1,100	126
Colruyt	1,514	74
D’ieteren	1,589	74
Econocom Group	3,955	59
Elia System Operator	1,744	92
Euronav	8,300	66
EVS Broadcast Equipment	1,300	50
Fagron	3,140	40
Gimv	1,200	67
Groupe Bruxelles Lambert	1,506	137
Ion Beam Applications	1,239	68
KBC Ancora	2,006	89
KBC Group	37,645	2,498
Kinepolis Group	1,113	57
Melexis	1,167	101
Nyrstar	4,983	31
Ontex Group	4,363	140
Orange Belgium	1,978	42
Proximus	3,125	98
Sofina	731	101
Solvay	1,356	165
Telenet Group Holding*	1,010	60
Tessenderlo Chemie	2,113	84
UCB	2,312	179
Umicore	1,958	112

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Warehouses De Pauw ‡*	862	$80

		8,487

Brazil – 1.6%
AES Tiete Energia	400	2
Ambev ADR	353,227	2,035
B2W Cia Digital*	44,668	176
Banco Bradesco ADR*	373,000	3,820
Banco do Brasil	122,000	1,314
Banco Santander Brasil ADR	38,782	342
BTG Pactual Group	65,624	405
Cia de Saneamento Basico do Estado de Sao Paulo	150,600	1,574
Cia de Saneamento de Minas Gerais-COPASA	45,300	634
Cia Energetica de Minas Gerais ADR	278,359	916
Embraer ADR	57,091	531
Equatorial Energia	23,200	436
Grendene	122,100	885
JBS	350,300	1,148
LPS Brasil Consultoria de Imoveis*	96,935	143
MRV Engenharia e Participacoes	244,500	1,125
Natura Cosmeticos	98,327	915
Porto Seguro	116,627	1,073
Positivo Informatica*	56,200	63
Qualicorp	28,200	179
Tim Participacoes ADR	157,731	1,164
TOTVS	49,200	438

		19,318

Canada – 1.6%
Bank of Nova Scotia	44,300	2,592
Brookfield Asset Management, Cl A	37,957	1,383
CAE	157,700	2,410
Canadian Natural Resources	56,031	1,834
Element Financial, Cl Common Subscription Receipt	131,557	1,218
Entertainment One	19,514	60
Fairfax Financial Holdings	2,446	1,113
Loblaw	40,972	2,223
PrairieSky Royalty	22,628	477
Ritchie Bros Auctioneers	12,102	398
Rogers Communications, Cl B	30,561	1,351
Suncor Energy	101,617	3,121
Toronto-Dominion Bank	15,200	761
TransCanada	11,700	540

		19,481

Chile – 0.2%
CAP	11,219	132
Cia Cervecerias Unidas	52,336	660
Cia Sud Americana de Vapores*	3,409,895	125
Enaex	1,808	19
Enersis Chile	1,650,868	446
Inversiones La Construccion	4,669	63
Quinenco	329,424	865

		2,310

China – 2.5%
Agricultural Bank of China, Cl H	4,839,000	2,229

Description	Shares	Value (000)
Ajisen China Holdings	525,000	$202
Alibaba Group Holding ADR*	25,505	2,750
Baidu ADR*	4,700	811
Bank of China, Cl H	12,249,000	6,084
BYD Electronic International	1,381,500	1,920
CECEP COSTIN New Materials Group	1,134,000	88
Changyou.com ADR*	2,671	75
China Construction Bank, Cl H	8,984,000	7,226
China Railway Group, Cl H	211,000	189
Goodbaby International Holdings	244,000	118
Harbin Electric, Cl H	444,000	256
Leju Holdings ADR*	9,889	34
Li Ning*	810,791	475
NetEase ADR	14,233	4,042
Powerlong Real Estate Holdings	306,000	116
Shenzhou International Group Holdings	23,579	149
Sinotruk Hong Kong	854,500	641
TravelSky Technology, Cl H	106,000	250
Tsingtao Brewery, Cl H	78,000	359
Want Want China Holdings	1,197,996	829
Weibo ADR*	29,565	1,543
Yangzijiang Shipbuilding Holdings	28,900	23

		30,409

Colombia – 0.1%
Almacenes Exito	45,560	243
Bancolombia ADR	13,740	548

		791

Cyprus – 0.0%
Global Ports Investments GDR*	115,289	438

Czech Republic – 0.0%
Komercni Banka	4,375	162

Denmark – 1.4%
ALK-Abello	431	62
Alm Brand	5,040	41
Ambu, Cl B	1,709	74
AP Moeller - Maersk, Cl B	192	315
Bang & Olufsen*	2,591	36
Bavarian Nordic*	1,932	98
Carlsberg, Cl B	22,101	2,041
Chr Hansen Holding	2,036	131
Coloplast, Cl B	22,410	1,749
D*	2,019	41
Danske Bank	17,356	591
Dfds	1,648	91
DONG Energy (A) (B)	2,557	99
DSV	3,476	180
FLSmidth	2,249	120
Genmab*	1,026	198
GN Store Nord	44,572	1,041
ISS	7,797	295
Jyske Bank	3,861	195
Matas	2,915	41
NKT Holding	1,577	116
Novo Nordisk, Cl B	146,114	5,017

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Novozymes, Cl B	4,219	$167
Pandora	1,990	220
Per Aarsleff Holding	1,916	46
Rockwool International, Cl B	421	75
Royal Unibrew	2,633	111
Scandinavian Tobacco Group (A) (B)	2,628	46
Schouw	707	65
SimCorp	2,418	146
Spar Nord Bank	5,375	60
Sydbank	4,010	139
TDC	17,800	92
Topdanmark*	2,881	73
Tryg	2,597	47
Vestas Wind Systems	28,109	2,285
William Demant Holding*	38,374	802

		16,946

Egypt – 0.0%
Telecom Egypt	129,194	82

Finland – 0.8%
Amer Sports	14,514	328
Cargotec, Cl B	1,974	98
Caverion	6,517	51
Citycon	18,366	43
Cramo	2,689	61
Elisa	2,331	82
Fortum	8,578	136
Huhtamaki	4,987	177
Kemira	5,541	68
Kesko, Cl B	3,353	160
Kone, Cl B	6,453	283
Konecranes, Cl B	3,333	118
Metsa Board	11,345	70
Metso	5,941	180
Neste	2,531	99
Nokia	72,351	388
Nokian Renkaat	63,945	2,670
Oriola-KD	8,262	35
Orion, Cl B	1,681	88
Outokumpu	16,041	156
Outotec	9,652	59
PKC Group	1,401	35
Ramirent	4,456	36
Sampo, Cl A	45,250	2,146
Sanoma	4,368	37
Sponda	12,920	55
Stora Enso, Cl R	10,651	126
Technopolis	10,979	35
Tieto	2,939	80
Tikkurila	76,976	1,560
UPM-Kymmene	9,552	224
Uponor	3,160	56
Valmet	6,577	102
Wartsila, Cl B	8,560	459
YIT	7,957	54

		10,355

France – 6.3%
Accor	3,296	137
Aeroports de Paris	633	78
Air France-KLM*	56,433	427
Air Liquide	85,201	9,736

Description	Shares	Value (000)
Albioma*	2,733	$48
Alstom	3,059	91
Alten	1,681	129
Altran Technologies	7,975	134
Arkema	1,312	129
Atos	1,628	201
AXA	58,705	1,519
Beneteau	2,664	35
BNP Paribas	36,256	2,414
Boiron	500	46
Bollore	19,606	76
Bouygues	3,810	155
Bureau Veritas	4,347	92
Capital Gemini	3,541	327
Carrefour	10,150	240
Casino Guichard Perrachon	1,086	61
Cellectis*	1,805	43
Christian Dior	976	227
Cie de Saint-Gobain	9,325	479
Cie Generale des Etablissements Michelin	3,418	416
Cie Plastic Omnium	3,495	127
CNP Assurances	3,310	67
Coface*	6,645	50
Credit Agricole	21,480	291
Danone	56,384	3,835
Dassault Aviation	54	69
Dassault Systemes	21,231	1,838
DBV Technologies*	1,177	82
Edenred	22,226	526
Eiffage	1,169	92
Electricite de France	6,272	53
Elior Group (A) (B)	5,631	128
Elis	11,674	229
Engie	204,319	2,895
Essilor International	3,868	470
Euler Hermes Group	663	61
Eurazeo	886	58
Eurofins Scientific	1,735	755
Europcar Groupe* (A) (B)	5,211	55
Eutelsat Communications	3,507	78
Faurecia	3,814	181
FFP	426	41
Fonciere Des Regions ‡	687	57
Gaztransport Et Technigaz	1,586	60
Gecina ‡	846	115
Genfit*	1,652	52
Groupe Eurotunnel	53,087	534
Groupe Fnac*	1,069	77
Guerbet	416	35
Havas	10,466	93
Hermes International	1,396	661
ICADE ‡	742	54
Iliad	545	122
Imerys	1,892	161
Ingenico Group	1,213	114
Innate Pharma*	2,957	37
Ipsen	2,067	207
IPSOS	2,410	75
JCDecaux	7,228	254
Kering	1,415	366
Klepierre ‡	4,108	160
Korian	2,757	83
LafargeHolcim	2,046	121
Lagardere	2,659	78

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Legrand	45,856	$2,765
LISI	1,334	48
L’Oreal	15,996	3,074
LVMH Moet Hennessy Louis Vuitton	24,726	5,430
Maisons du Monde* (A) (B)	1,944	61
Mercialys ‡	3,837	72
Metropole Television	3,284	73
Natixis	19,578	121
Naturex*	478	42
Neopost	10,225	393
Nexans	1,780	92
Nexity	2,494	123
Nokia	38,724	208
Numericable-SFR*	1,445	45
Orange	37,971	590
Orpea	2,321	223
Pernod Ricard	48,247	5,708
Peugeot	8,888	179
Publicis Groupe	3,434	240
Rallye	1,994	40
Remy Cointreau	508	50
Renault	3,671	319
Rexel	6,048	110
Rubis SCA	2,190	215
Safran	5,839	436
Sanofi	24,594	2,220
Sartorius Stedim Biotech	1,568	106
Schneider Electric	82,651	6,051
SCOR	2,675	101
SEB	435	61
Societe BIC	578	72
Societe Generale	14,324	727
Sodexo	1,687	198
SOITEC*	995	42
Sopra Steria Group	853	122
SPIE	4,739	114
Suez	6,322	100
Tarkett*	1,871	81
Technicolor	21,533	99
TechnipFMC*	3,593	117
Teleperformance	3,439	371
Television Francaise 1	7,395	88
Thales	5,998	580
TOTAL	183,010	9,258
Trigano	532	51
Ubisoft Entertainment*	5,177	221
Unibail-Rodamco ‡	1,855	433
Valeo	4,571	304
Vallourec	34,574	230
Veolia Environnement	8,940	167
Vicat	3,506	249
Vinci	9,477	751
Virbac	514	80
Vivendi	19,216	375
Wendel	587	75
Worldline* (A) (B)	2,362	74
Zodiac Aerospace	28,345	709

		77,621

Germany – 5.7%
Aareal Bank	3,290	128
adidas	7,822	1,488
ADO Properties (A) (B)	1,731	62
ADVA Optical Networking*	3,594	40

Description	Shares	Value (000)
Allianz	8,676	$1,608
alstria office ‡	8,250	101
Amadeus Fire	534	43
AURELIUS Equity Opportunities & KGaA	1,268	55
Aurubis	1,961	131
Axel Springer	9,736	538
BASF	30,597	3,033
Bayer	80,287	9,255
Bayerische Motoren Werke	66,835	6,097
BayWa	1,336	44
Bechtle	841	91
Beiersdorf	48,961	4,635
Bertrandt	482	47
Bilfinger	2,157	83
BRAAS Monier Building Group	1,601	43
Brenntag	14,020	786
CANCOM	1,207	68
Capital Stage	6,773	45
Carl Zeiss Meditec	1,691	73
Cewe Stiftung & KGAA	442	39
Commerzbank	19,474	176
Compugroup Medical	1,337	60
Continental	2,054	450
Covestro (A) (B)	1,667	128
CTS Eventim & KGaA	12,653	490
Daimler	18,282	1,350
Deutsche Bank	26,743	461
Deutsche Beteiligungs	1,374	47
Deutsche Boerse	3,603	330
Deutsche EuroShop	2,315	95
Deutsche Lufthansa	4,989	81
Deutsche Pfandbriefbank (A) (B)	5,991	74
Deutsche Post	18,113	620
Deutsche Telekom	117,318	2,056
Deutsche Wohnen	6,346	209
Deutz	7,046	49
DIC Asset	4,010	40
Diebold Nixdorf	388	29
DMG Mori	1,591	78
Draegerwerk & KGaA	617	63
Drillisch	2,291	117
Duerr	1,513	135
E.ON	42,035	334
ElringKlinger	2,227	43
Evonik Industries	3,376	110
Evotec*	7,208	70
Fielmann	2,481	192
Fraport Frankfurt Airport Services Worldwide	803	57
Freenet	5,738	186
Fresenius & KGaA	7,658	615
Fresenius Medical Care & KGaA	23,126	1,951
GEA Group	6,451	274
Gerresheimer	3,363	267
Grammer	770	47
Grand City Properties	6,460	119
GRENKE	514	91
Hamborner ‡	5,770	59
Hamburger Hafen und Logistik	1,660	31
Hannover Rueck	2,329	269
HeidelbergCement	2,847	267
Heidelberger Druckmaschinen*	18,628	46

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Henkel & KGaA	1,860	$207
Hochtief	460	76
HUGO BOSS	1,472	107
Indus Holding	1,198	77
Infineon Technologies	21,148	432
Innogy* (A) (B)	3,042	115
Jenoptik	3,200	79
Jungheinrich	3,024	100
K+S	3,138	73
KION Group	3,558	232
Kloeckner	4,814	52
Koenig & Bauer	837	52
Krones	798	90
KWS Saat	133	41
LANXESS	1,500	101
LEG Immobilien	3,445	282
Leoni	1,964	101
Linde	13,324	2,219
MAN	745	77
Merck KGaA	27,364	3,118
METRO	2,922	93
MorphoSys*	1,518	89
MTU Aero Engines	12,685	1,650
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	3,065	599
Nemetschek	1,079	65
Nordex*	3,743	52
Norma Group	1,977	94
OSRAM Licht	1,458	92
PATRIZIA Immobilien*	2,637	47
Pfeiffer Vacuum Technology	475	60
ProSiebenSat.1 Media	39,528	1,750
QIAGEN	4,011	116
Rational	173	81
Rheinmetall	2,233	187
RHOEN-KLINIKUM	2,342	64
RIB Software	2,853	38
RWE	9,137	151
SAF-Holland	3,068	51
Salzgitter	2,367	86
SAP	108,312	10,628
SGL Carbon	4,038	41
Siemens	14,519	1,989
Siltronic*	693	46
Sixt	938	48
SLM Solutions Group*	804	32
Software	3,016	119
Stabilus	9,696	625
STADA Arzneimittel	3,446	211
Stroeer & KGaA	1,666	93
Suedzucker	3,679	93
Symrise	7,597	505
TAG Immobilien	7,405	100
Takkt	2,304	53
Telefonica Deutschland Holding	14,781	73
ThyssenKrupp	6,729	165
TLG Immobilien	4,490	87
TUI	72,668	1,006
Uniper	11,240	189
United Internet	2,016	89
Volkswagen	532	79
Vonovia	8,904	313
Vossloh*	827	53

Description	Shares	Value (000)
Wacker Chemie	876	$90
Wacker Neuson	2,023	45
Wirecard	6,411	355
Wuestenrot & Wuerttembergische	1,462	29
XING	214	44
Zalando* (A) (B)	1,834	75
zooplus*	425	62

		71,032

Greece – 0.2%
Aegean Airlines	27,543	218
Alpha Bank AE*	35,203	63
Athens Water Supply & Sewage	8,865	49
Fourlis Holdings*	22,214	106
Grivalia Properties ‡	57,862	506
Hellenic Petroleum	22,366	123
JUMBO	8,365	132
Motor Oil Hellas Corinth Refineries	68,639	1,172
OPAP	13,107	122

		2,491

Hong Kong – 4.4%
AIA Group	1,392,600	8,781
Angang Steel, Cl H	362,000	258
ASM Pacific Technology	5,400	73
Bank of East Asia	24,391	101
BOC Hong Kong Holdings	70,500	288
Brightoil Petroleum Holdings*	242,000	69
C C Land Holdings	123,000	33
Cafe de Coral Holdings	26,000	85
Cathay Pacific Airways	27,000	39
Champion ‡	128,000	78
Cheung Kong Infrastructure Holdings	11,000	86
Cheung Kong Property Holdings	57,222	386
China Agri-Industries Holdings*	445,000	224
China LNG Group	1,640,000	37
China Mengniu Dairy	234,000	485
China Merchants Holdings International	29,543	86
China Mobile	496,500	5,434
China National Materials	221,000	73
China Overseas Grand Oceans Group	273,000	144
China Resources Beer Holdings	259,073	589
China Sunshine Paper Holdings	134,000	25
Chow Sang Sang Holdings International	23,000	54
CIFI Holdings Group	368,000	143
CITIC Telecom International Holdings	144,000	44
CK Hutchison Holdings	155,884	1,918
CLP Holdings	215,000	2,247
Dah Sing Banking Group	38,400	76
Dah Sing Financial Holdings	10,800	82
Daphne International Holdings*	103,000	10
Digital Domain Holdings*	620,000	33
Esprit Holdings	1,095,377	918

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Far East Consortium International	102,000	$47
First Pacific	508,000	369
Freeman FinTech*	700,000	45
Galaxy Entertainment Group	42,000	231
Geely Automobile Holdings	2,055,000	3,147
Giordano International	110,000	60
Global Brands Group Holding*	3,356,000	358
Great Eagle Holdings	18,000	85
Guangnan Holdings	210,000	31
Guotai Junan International Holdings	182,000	59
Haitong International Securities Group	132,000	78
Hang Lung Group	20,000	85
Hang Lung Properties	47,000	122
Hang Seng Bank	14,600	296
Henderson Land Development	21,075	131
Hisense Kelon Electrical Holdings, Cl A	137,000	201
HK Electric Investments & HK Electric Investments (A) (B)	48,658	45
HKBN	72,000	80
HKT Trust	66,740	86
Hong Kong & China Gas	145,652	291
Hong Kong Exchanges and Clearing	21,686	545
Hongkong & Shanghai Hotels	184,972	217
Hopewell Holdings	42,500	160
Hysan Development	12,000	54
Industrial & Commercial Bank of China, Cl H	9,977,000	6,522
Jardine Matheson Holdings	86,700	5,570
Johnson Electric Holdings	26,500	80
K Wah International Holdings	115,000	76
Kerry Logistics Network	55,500	78
Kerry Properties	14,000	49
Kingboard Chemical Holdings	1,033,000	3,815
Kingboard Laminates Holdings	1,679,500	2,178
Li & Fung	981,000	426
Link ‡	40,000	281
Luk Fook Holdings International	23,000	73
Man Wah Holdings	88,000	70
Melco Crown Entertainment ADR	4,093	76
Melco International Development	50,000	88
MGM China Holdings	20,800	43
MTR	27,680	155
New World Development	123,035	151
Noble Group	545,800	76
NWS Holdings	35,000	64
Orient Overseas International	13,500	72
Pacific Basin Shipping	229,000	49
Pacific Textiles Holdings	68,000	75
PCCW	80,136	47
Poly Property Group	135,000	56
Power Assets Holdings	25,000	216
Prosperity REIT ‡	129,000	51
Road King Infrastructure	32,000	37
Scud Group* (C)	252,000	-
Shangri-La Asia	28,000	41
Shun Tak Holdings	190,000	67
Sino Land	63,046	110

Description	Shares	Value (000)
SITC International Holdings	103,552	$71
SJM Holdings	43,000	35
SmarTone Telecommunications Holdings	95,447	123
Stella International Holdings	68,948	114
Sun Hung Kai Properties	26,893	396
Sunlight Real Estate Investment Trust ‡	111,000	66
Swire Pacific, Cl A	9,000	90
Swire Properties	24,800	79
Techtronic Industries	28,500	115
Television Broadcasts	84,200	340
Texwinca Holdings	70,000	47
Tianneng Power International	410,000	372
Tingyi Cayman Islands Holding	501,014	629
Top Spring International Holdings	55,000	17
Town Health International Medical Group	274,000	44
Truly International Holdings	106,000	38
Value Partners Group	78,000	74
VTech Holdings	11,300	135
Weichai Power, Cl H	153,000	270
Weiqiao Textile, Cl H	145,000	104
Welling Holding	120,000	26
WH Group (A) (B)	155,601	134
Wharf Holdings	24,000	206
Wheelock	16,000	127
Wynn Macau	32,000	65
Xinyi Glass Holdings	110,000	97
Yue Yuen Industrial Holdings	14,500	57
Yuexiu Transport Infrastructure	46,000	36
Zhongsheng Group Holdings	221,500	329

		54,650

India – 2.3%
Axis Bank	49,283	373
Balmer Lawrie	23,166	84
Bharat Petroleum	159,274	1,594
Bharti Airtel	75,902	409
Century Enka	7,644	50
CESC	66,978	868
GAIL India	29,287	170
Gujarat Alkalies & Chemicals	9,194	58
Gujarat Narmada Valley Fertilizers & Chemicals	55,910	247
HCL Technologies	41,410	558
Hindalco Industries	671,594	2,018
Housing Development Finance	166,123	3,843
Indian Bank	18,056	77
Indian Oil	512,798	3,057
Infosys ADR	282,439	4,462
Jindal Stainless Hisar*	44,257	97
Kalyani Steels*	19,852	110
Kirloskar Ferrous Industries*	29,669	44
Mangalore Refinery & Petrochemicals*	318,006	522
National Aluminium	89,269	105
NMDC	149,726	307
Oil & Natural Gas	297,953	849
Polyplex	3,769	24
Rain Industries	52,329	88
Rural Electrification	81,163	226
Sundram Fasteners	4,653	28
Tata Consultancy Services	183,418	6,868

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Thirumalai Chemicals*	2,634	$36
Tinplate of India	69,685	83
Vijaya Bank*	75,415	80
Wipro	62,983	500
WNS Holdings ADR*	21,977	629

		28,464

Indonesia – 0.7%
Adaro Energy	1,540,100	202
Bank CIMB Niaga*	783,900	61
Bank Negara Indonesia Persero	3,771,200	1,833
Bank Pembangunan Daerah Jawa Timur	467,000	24
Bank Tabungan Negara Persero	8,193,200	1,396
Delta Dunia Makmur*	5,031,800	355
Japfa Comfeed Indonesia	739,500	86
Link Net	325,500	132
Media Nusantara Citra	2,706,443	376
Telekomunikasi Indonesia Persero	12,669,200	3,926
Timah Persero	2,112,200	158
United Tractors	152,900	304

		8,853

Ireland – 1.0%
Bank of Ireland*	3,650,671	914
C&C Group	20,755	80
CRH	160,056	5,647
Dalata Hotel Group*	12,904	62
DCC	10,251	902
Experian	144,624	2,950
Glanbia	10,676	206
Green ‡	40,166	58
Hibernia ‡	44,957	60
Irish Continental Group	60,679	320
Irish Residential Properties ‡	28,213	37
Kerry Group, Cl A	2,835	223
Origin Enterprises	8,245	59
Paddy Power Betfair	5,430	582
Ryanair Holdings ADR*	987	82
Smurfit Kappa Group	13,194	349

		12,531

Israel – 0.5%
Airport City*	4,385	56
Alony Hetz Properties & Investments (C)	7,606	72
Amot Investments (C)	8,733	42
Azrieli Group (C)	898	48
Bank Hapoalim (C)	20,600	126
Bank Leumi Le-Israel* (C)	27,982	124
Bezeq The Israeli Telecommunication (C)	46,368	83
Cellcom Israel*	4,095	42
Check Point Software Technologies*	29,616	3,041
Delek Group	318	76
Elbit Systems (C)	452	52
First International Bank of Israel	2,906	47
Frutarom Industries	736	41
Gazit-Globe	6,433	66

Description	Shares	Value (000)
Harel Insurance Investments & Financial Services	8,750	$46
Israel*	277	52
Israel Chemicals (C)	11,151	47
Israel Discount Bank, Cl A* (C)	64,421	151
Jerusalem Oil Exploration* (C)	876	45
Melisron	1,149	64
Mizrahi Tefahot Bank (C)	3,021	51
Mobileye*	3,208	197
NICE-Systems (C)	1,343	90
Oil Refineries (C)	106,818	42
Partner Communications*	7,940	42
Paz Oil	550	91
Radware*	3,266	53
Reit 1 ‡ (C)	15,102	50
Shikun & Binui	17,998	44
Strauss Group (C)	3,577	61
Taro Pharmaceutical Industries*	309	36
Teva Pharmaceutical Industries (C)	13,353	436
Teva Pharmaceutical Industries ADR	4,027	129
Tower Semiconductor* (C)	4,918	114

		5,757

Italy – 1.6%
A2A	80,765	122
ACEA	3,110	42
Amplifon	5,212	63
Anima Holding (A) (B)	13,520	81
Ansaldo STS	5,792	76
Assicurazioni Generali	21,842	347
ASTM	2,749	41
Atlantia	7,553	194
Autogrill	7,569	75
Azimut Holding	6,665	116
Banca Generali	3,431	90
Banca IFIS	1,358	52
Banca Mediolanum	14,765	108
Banca Popolare di Sondrio SCPA	27,900	96
Banco BPM	85,630	254
Beni Stabili SIIQ ‡	70,220	44
BPER Banca	27,722	138
Brembo	1,585	117
Brunello Cucinelli	1,727	41
Buzzi Unicem	8,968	134
Cerved Information Solutions	11,183	108
CIR-Compagnie Industriali Riunite	27,066	41
CNH Industrial	136,132	1,313
Credito Emiliano	6,288	43
Danieli & C Officine Meccaniche	3,366	56
Datalogic	1,496	38
Davide Campari-Milano	29,020	337
De’ Longhi	3,363	98
DiaSorin	1,264	85
Ei Towers	928	52
Enav* (A) (B)	16,201	66
Enel	142,354	670
Eni	183,994	3,013
ERG	4,559	58
EXOR	2,215	115

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Ferrari	2,293	$171
Fiat Chrysler Automobiles*	16,506	180
FinecoBank Banca Fineco	22,226	151
Hera	36,283	101
Industria Macchine Automatiche	870	71
Infrastrutture Wireless Italiane (A) (B)	12,834	68
Interpump Group	4,028	94
Intesa Sanpaolo	314,590	851
Iren	31,236	65
Italgas*	24,393	107
Italmobiliare	744	41
Leonardo-Finmeccanica*	6,635	94
Luxottica Group	45,883	2,533
MARR	2,440	53
Mediaset	42,901	178
Mediobanca	9,271	84
Moncler	7,024	154
OVS (A) (B)	8,748	54
Piaggio & C	333,522	664
Poste Italiane (A) (B)	10,759	72
Prysmian	3,910	103
RAI Way (A) (B)	7,558	39
Recordati	5,684	193
Reply	327	52
Saipem	1,584,001	719
Salini Impregilo	14,296	48
Salvatore Ferragamo	2,673	80
Saras	30,807	59
Snam	376,888	1,630
Societa Cattolica di Assicurazioni SCRL	10,740	86
Societa Iniziative Autostradali e Servizi	4,665	45
Technogym* (A) (B)	5,847	39
Telecom Italia	321,741	269
Terna Rete Elettrica Nazionale	28,144	140
Tod’s	751	59
UniCredit	97,558	1,504
Unione di Banche Italiane	52,700	202
Unipol Gruppo Finanziario	26,160	108
UnipolSai	24,299	54
Yoox Net-A-Porter Group, Cl A*	3,686	88

		19,627

Japan – 16.1%
77 Bank	21,000	91
ABC-Mart	700	41
Acom	8,800	35
Activia Properties ‡	32	153
Adastria	1,800	45
ADEKA	6,400	93
Advance Residence Investment ‡	73	200
Advantest	9,100	170
Aeon	11,900	174
Aeon Delight	3,000	94
AEON Financial Service	9,900	186
Aeon Mall	2,100	33
AEON REIT Investment ‡	73	81
Ai Holdings	2,500	59
Aica Kogyo	3,000	79
Aichi Steel	1,000	40
Aida Engineering	6,900	61

Description	Shares	Value (000)
Aiful*	21,900	$64
Ain Holdings	1,300	88
Air Water	3,200	59
Aisin Seiki	3,400	167
Ajinomoto	9,800	193
Akita Bank	15,000	47
Alfresa Holdings	48,300	838
Alpine Electronics	3,000	43
Alps Electric	3,100	88
Amada Holdings	6,800	78
Amano	3,900	78
ANA Holdings	23,000	70
Anritsu	8,800	67
AOKI Holdings	3,800	44
Aomori Bank	14,000	48
Aoyama Trading	2,900	100
Aozora Bank	25,000	92
Arcs	3,100	74
Ariake Japan	1,100	69
As One	1,100	48
Asahi Glass	18,000	146
Asahi Group Holdings	7,400	280
Asahi Holdings	2,600	47
Asahi Intecc	2,700	112
Asahi Kasei	23,000	223
Asatsu-DK	2,300	58
Asics	3,300	53
ASKUL	1,300	38
Astellas Pharma	41,000	540
Atom	3,900	25
Autobacs Seven	4,900	73
Avex Group Holdings	3,000	43
Awa Bank	11,000	70
Axial Retailing	1,200	46
Azbil	13,800	464
Bank of Iwate	1,300	55
Bank of Kyoto	6,000	44
Bank of Nagoya	1,300	47
Bank of the Ryukyus	3,500	50
Benefit One	1,100	34
Benesse Holdings	1,500	47
Bic Camera	6,500	60
BML	1,700	37
Bridgestone	14,700	595
Brother Industries	4,900	102
Calbee	1,800	61
Calsonic Kansei	9,000	103
Canon	90,100	2,810
Canon Marketing Japan	3,100	62
Capcom	2,800	55
Casio Computer	15,400	214
Central Glass	14,000	60
Central Japan Railway	2,740	446
Chiba Bank	11,000	71
Chiyoda	10,000	64
Chofu Seisakusho	1,800	42
Chubu Electric Power	11,800	158
Chudenko	2,400	51
Chugai Pharmaceutical	4,200	144
Chugoku Bank	3,700	54
Chugoku Electric Power	6,300	70
Ci:z Holdings	1,400	42
Citizen Holdings	16,700	107
CKD	3,600	46
Clarion	8,000	33

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Coca-Cola West	8,900	$287
cocokara fine	1,500	65
COLOPL	3,400	32
Colowide	3,600	60
Comforia ‡	31	70
COMSYS Holdings	6,000	107
Concordia Financial Group	19,100	88
Cosmo Energy Holdings	3,900	67
Cosmos Pharmaceutical	500	98
Create SD Holdings	1,900	45
Credit Saison	2,900	52
CyberAgent	5,700	169
CYBERDYNE*	2,000	29
Dai Nippon Printing	9,000	97
Daibiru	4,400	39
Daicel	6,000	72
Daido Steel	18,000	86
Daifuku	11,300	282
Daihen	8,000	52
Dai-ichi Life Holdings	126,500	2,269
Daiichi Sankyo	10,800	243
Daiichikosho	2,300	92
Daikin Industries	25,200	2,531
Daikyo	18,000	36
Daikyonishikawa	3,000	39
Daio Paper	4,600	59
DAISEKI CO LTD*	2,700	55
Daishi Bank	17,000	67
Daito Trust Construction	1,300	179
Daiwa House Industry	15,400	442
Daiwa House Investment, Cl A ‡	28	73
Daiwa Office Investment ‡	18	92
Daiwa Securities Group	30,000	183
Daiwabo Holdings	13,000	38
DCM Holdings	7,200	66
Dena	2,000	41
Denka	27,000	140
Denso	184,200	8,102
Dentsu	3,900	212
Descente	3,000	36
Dexerials	4,000	40
DIC	4,600	170
Digital Garage	2,600	54
Dip	2,100	46
Disco	1,600	243
DMG Mori	6,500	101
Don Quijote Holdings	2,400	83
Doutor Nichires Holdings	2,100	41
Dowa Holdings	15,000	108
DTS	1,900	47
Duskin	2,500	55
Earth Chemical	900	48
East Japan Railway	21,800	1,899
Ebara	5,100	167
EDION	5,200	48
Eighteenth Bank	13,000	42
Eisai	4,520	234
Eizo	1,400	40
Electric Power Development	2,900	68
en-japan	1,600	36
euglena*	4,500	50
Exedy	2,100	60
Ezaki Glico	2,500	121
FamilyMart	1,400	83
Fancl	2,500	36

Description	Shares	Value (000)
FANUC	17,680	$3,623
Fast Retailing	1,000	314
FC Residential Investments CO ‡*	79	50
FCC	2,200	44
Financial Products Group	5,300	47
FP	1,500	70
Frontier Real Estate Investment ‡	25	114
Fuji Electric	12,000	71
Fuji Heavy Industries	17,100	627
Fuji Machine Manufacturing	4,400	58
Fuji Media Holdings	57,400	792
Fuji Oil Holdings	3,400	80
Fuji Seal International	2,900	63
Fuji Soft	2,000	51
Fujicco	1,600	37
FUJIFILM Holdings	58,000	2,266
Fujikura	14,900	107
Fujitec	4,400	48
Fujitsu	33,000	202
Fujitsu General	3,000	59
Fukuoka Financial Group	36,000	156
Fukuoka ‡*	41	67
Fukushima Industries	1,000	35
Fukuyama Transporting	8,000	48
Funai Soken Holdings	2,300	41
Furukawa	23,000	42
Furukawa Electric	3,800	137
Futaba*	2,900	51
Fuyo General Lease	1,300	58
Global One Real Estate Investment, Cl A ‡	14	49
Glory	3,600	118
GLP ‡	134	155
GMO internet	5,000	59
GMO Payment Gateway	1,000	50
Gree	7,700	48
GS Yuasa	24,000	112
GungHo Online Entertainment	23,100	51
Gunma Bank	20,200	105
Gunze	11,000	45
Gurunavi	2,100	44
H2O Retailing	5,400	87
Hachijuni Bank	8,100	46
Hakuhodo DY Holdings	4,800	57
Hamamatsu Photonics	3,000	86
Hankyu Hanshin Holdings	4,400	143
Hankyu ‡*	35	47
Hanwa	11,000	78
Harmonic Drive Systems	1,800	57
Haseko	16,100	174
Hazama Ando	10,200	69
Heiwa	2,900	72
Heiwa Real Estate Corp.*	3,200	45
Heiwa Real Estate ‡	61	46
Heiwado	2,300	56
Hikari Tsushin	400	39
Hino Motors	5,900	71
Hirose Electric	8,700	1,203
Hiroshima Bank	10,000	42
HIS	2,600	61
Hisamitsu Pharmaceutical	1,200	69
Hitachi	381,000	2,062
Hitachi Capital	8,300	201

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Hitachi Chemical	2,300	$64
Hitachi Construction Machinery	2,100	52
Hitachi High-Technologies	1,300	53
Hitachi Kokusai Electric	3,100	71
Hitachi Maxwell LTD*	2,400	44
Hitachi Metals	4,300	60
Hitachi Transport System	2,600	54
Hitachi Zosen	11,900	68
Hogy Medical	900	57
Hokkaido Electric Power	11,400	86
Hokkoku Bank	16,000	61
Hokuetsu Bank	1,700	44
Hokuetsu Kishu Paper	8,800	61
Hokuhoku Financial Group	7,000	110
Hokuriku Electric Power	3,400	33
Hokuto	2,400	43
Honda Motor	193,200	5,814
Horiba	2,100	113
Hoshino ‡	10	53
Hoshizaki Electric	1,000	79
Hosiden	3,900	37
House Foods Group	3,300	72
Hoya	162,100	7,798
Hulic	6,000	56
Hulic ‡	53	88
Hyakugo Bank	16,000	64
Hyakujushi Bank	17,000	57
Ibiden	6,600	103
IBJ Leasing	2,000	43
Ichibanya	900	30
Ichigo	15,200	45
Idemitsu Kosan	2,000	70
IHI	30,000	95
Iida Group Holdings	3,300	51
Inaba Denki Sangyo	1,900	68
Inabata	4,200	51
Industrial & Infrastructure Fund Investment ‡	19	86
Infomart Corporation*	6,800	39
Inpex	17,400	171
Internet Initiative Japan	2,500	45
Invesco Office ‡	50	45
Invincible Investment ‡	193	78
Iriso Electronics	700	45
Isetan Mitsukoshi Holdings	56,000	614
Isuzu Motors	11,100	147
Ito En	3,100	113
ITOCHU	39,000	554
Itochu Techno-Solutions	2,700	79
Itoham Yonekyu Holdings	7,500	70
Iwatani	14,000	81
Iyo Bank	14,300	96
Izumi	2,400	108
J Front Retailing	5,100	76
J Trust	4,500	38
Jaccs	10,000	43
Jafco	2,100	71
Japan Airlines	6,400	203
Japan Airport Terminal	1,000	35
Japan Aviation Electronics Industry	3,000	39
Japan Display*	21,900	51
Japan Excellent ‡	70	86
Japan Exchange Group	9,700	138
Japan Hotel REIT Investment ‡	212	146

Description	Shares	Value (000)
Japan Logistics Fund ‡	47	$101
Japan Petroleum Exploration	2,300	53
Japan Post Bank	8,400	104
Japan Post Holdings	61,500	772
Japan Prime Realty Investment ‡	18	70
Japan Real Estate Investment ‡	22	117
Japan Rental Housing Investments ‡	97	71
Japan Retail Fund Investment ‡	43	84
Japan Securities Finance	8,000	43
Japan Steel Works	4,100	66
Japan Tobacco	100,000	3,250
JFE Holdings	40,200	690
JGC	4,000	70
JINS	900	47
Joyful Honda	1,700	57
JSR	4,000	67
JTEKT	4,600	71
Juroku Bank	20,000	64
JX Holdings	59,300	290
kabu.com Securities	11,500	37
Kadokawa Dwango	3,800	54
Kagome	4,200	109
Kajima	16,000	104
Kakaku.com	3,100	42
Kaken Pharmaceutical	2,000	113
Kameda Seika Company Ltd.*	900	39
Kamigumi	5,000	43
Kanamoto	1,800	48
Kandenko	6,000	54
Kaneka	6,000	45
Kanematsu	31,000	56
Kansai Electric Power	13,100	161
Kansai Paint	4,400	93
Kao	65,000	3,564
Kato Sangyo	2,000	51
Kawasaki Heavy Industries	29,000	88
Kawasaki Kisen Kaisha	52,000	138
KDDI	37,200	976
Keihan Holdings	10,000	61
Keihin	3,100	51
Keikyu	8,000	88
Keio	12,000	95
Keisei Electric Railway	2,700	63
Keiyo Bank	15,000	65
Kenedix	16,700	66
Kenedix Office Investment, Cl A ‡	22	130
Kenedix Residential Investment ‡	22	62
Kenedix Retail ‡	26	58
Kewpie	6,000	170
Keyence	1,900	761
Kikkoman	3,000	90
Kinden	7,300	102
Kintetsu Group Holdings	35,000	126
Kintetsu World Express	2,600	39
Kirin Holdings	116,900	2,205
Kisoji	1,800	40
Kissei Pharmaceutical	2,300	60
Kitz	5,800	39
Kiyo Bank	4,100	63

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Kobayashi Pharmaceutical	2,700	$131
Kobe Steel	6,700	61
Koei Tecmo Holdings	2,700	51
Kohnan Shoji	2,300	43
Koito Manufacturing	2,200	114
Kokuyo	5,400	70
Komatsu	99,200	2,584
KOMEDA Holdings	3,100	50
Komeri	2,300	57
Komori	3,900	50
Konami Holdings	1,900	81
Konica Minolta	7,600	68
Kose	600	54
Kotobuki Spirits	1,400	34
K’s Holdings	5,000	92
Kubota	149,100	2,237
Kumagai Gumi	26,000	68
Kuraray	5,800	88
Kureha	1,100	48
Kurita Water Industries	54,900	1,328
Kuroda Electric	2,500	54
Kusuri no Aoki Holdings	1,000	45
KYB	12,000	63
Kyocera	69,200	3,854
Kyokuto Kaihatsu Kogyo	2,200	37
KYORIN Holdings	3,000	63
Kyoritsu Maintenance	2,000	60
Kyowa Exeo	5,400	78
Kyowa Hakko Kirin	4,300	68
Kyudenko	2,300	63
Kyushu Electric Power	8,500	91
Kyushu Financial Group	6,700	41
LaSalle ‡	65	60
Lasertec	2,800	38
Lawson	900	61
Leopalace21	15,100	78
LINE*	1,000	38
Lintec	3,500	75
Lion	5,000	90
LIXIL Group	44,300	1,124
M3	4,100	102
Mabuchi Motor	1,000	56
Macnica Fuji Electronics Holdings	2,800	40
Maeda	25,000	221
Maeda Road Construction	4,000	71
Makino Milling Machine	6,000	52
Makita	4,200	147
Mandom	1,200	56
Mani	1,700	40
Marubeni	30,200	186
Maruha Nichiro	2,500	76
Marui Group	13,800	188
Maruichi Steel Tube	1,200	34
Marusan Securities	5,200	43
Matsui Securities	6,300	49
Matsumotokiyoshi Holdings	4,900	232
Mazda Motor	10,600	153
McDonald’s Holdings Japan	1,500	44
MCUBS MidCity Investment ‡	18	54
Mebuki Financial Group	20,200	81
Medipal Holdings	3,400	53
Megachips	1,100	30
Megmilk Snow Brand	2,800	77
Meidensha	14,000	50

Description	Shares	Value (000)
MEIJI Holdings	2,100	$175
Meitec	1,800	73
Milbon	800	40
Minebea	6,600	88
Miraca Holdings	1,200	55
Mirait Holdings	4,100	40
MISUMI Group	4,500	81
Mitsuba	2,200	43
Mitsubishi	46,360	1,003
Mitsubishi Chemical Holdings	24,800	192
Mitsubishi Electric	36,800	528
Mitsubishi Estate	62,000	1,130
Mitsubishi Gas Chemical	3,800	79
Mitsubishi Heavy Industries	246,000	987
Mitsubishi Logistics	32,000	441
Mitsubishi Materials	2,300	70
Mitsubishi Motors	14,100	85
Mitsubishi Pencil	1,200	60
Mitsubishi Shokuhin	1,200	37
Mitsubishi Tanabe Pharma	4,600	96
Mitsubishi UFJ Financial Group	283,800	1,784
Mitsubishi UFJ Lease & Finance	10,300	51
Mitsuboshi Belting	5,000	46
Mitsui	32,500	472
Mitsui Chemicals	18,000	89
Mitsui Engineering & Shipbuilding	46,000	71
Mitsui Fudosan	17,000	363
Mitsui Fudosan Logistics Park ‡*	13	38
Mitsui Mining & Smelting	33,000	112
Mitsui OSK Lines	22,000	69
Miura	5,400	87
Mixi	1,100	53
Miyazaki Bank	13,000	40
Mizuho Financial Group	993,700	1,821
Mizuno	7,000	36
Mochida Pharmaceutical	900	67
Monex Group	14,900	36
MonotaRO	3,600	111
Mori Hills ‡	77	103
Mori Trust Sogo Reit ‡	48	74
Morinaga	2,100	93
Morinaga Milk Industry	11,000	82
Morita Holdings	2,400	35
MOS Food Services	1,600	47
MS&AD Insurance Group Holdings	57,000	1,812
Murata Manufacturing	3,600	512
Musashi Seimitsu Industry	1,700	43
Musashino Bank	2,000	59
Nabtesco	2,400	64
Nachi-Fujikoshi	11,000	56
Nagaileben	2,100	43
Nagase	7,900	110
Nagoya Railroad	18,000	81
Nakanishi	1,400	55
Namco Bandai Holdings	43,900	1,313
Nankai Electric Railway	30,000	146
Nanto Bank	1,500	55
NEC	305,000	734
NEC Networks & System Integration	2,200	43
NET One Systems	5,600	45

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Nexon	3,500	$56
NGK Insulators	5,300	120
NGK Spark Plug	3,700	85
NH Foods	12,000	322
NHK Spring	12,000	132
Nichias	7,000	70
Nichicon	4,100	38
Nichiha	1,700	50
Nichi-iko Pharmaceutical	3,300	51
Nichirei	6,900	171
Nidec	4,500	428
Nifco	2,400	121
Nihon Kohden	35,500	794
Nihon M&A Center	3,700	120
Nihon Parkerizing	6,200	77
Nihon Unisys	3,700	51
Nikkiso	3,900	45
Nikkon Holdings	3,600	77
Nikon	46,800	678
Nintendo	2,100	486
Nippo	4,000	76
Nippon Accommodations Fund ‡	25	109
Nippon Building Fund ‡	26	142
Nippon Densetsu Kogyo	2,500	45
Nippon Electric Glass	9,000	54
Nippon Express	17,000	87
Nippon Flour Mills	4,900	72
Nippon Gas	2,300	67
Nippon Kayaku	9,000	122
Nippon Light Metal Holdings	36,500	80
Nippon Paint Holdings	3,300	115
Nippon Paper Industries	6,300	113
Nippon Prologis ‡	32	69
NIPPON ‡	19	49
Nippon Seiki	3,000	65
Nippon Sheet Glass*	6,500	47
Nippon Shinyaku	2,800	143
Nippon Shokubai	1,600	109
Nippon Signal	8,100	73
Nippon Soda	8,000	44
Nippon Steel & Sumikin Bussan	1,600	67
Nippon Steel & Sumitomo Metal	15,100	348
Nippon Suisan Kaisha	69,600	347
Nippon Telegraph & Telephone	72,700	3,103
Nippon Television Holdings	35,020	603
Nippon Yusen	34,000	72
Nipro	8,000	113
Nishimatsu Construction	16,000	79
Nishimatsuya Chain	3,500	39
Nishi-Nippon Financial Holdings	7,000	70
Nishi-Nippon Railroad	21,000	88
Nishio Rent All	1,300	37
Nissan Chemical Industries	8,800	256
Nissan Motor	65,600	633
Nissan Shatai	6,500	59
Nissha Printing	1,800	43
Nisshin Oillio Group	10,000	57
Nisshin Seifun Group	4,200	63
Nisshin Steel	3,800	50
Nisshinbo Holdings	8,300	83
Nissin Electric	3,500	40

Description	Shares	Value (000)
Nissin Foods Holdings	1,100	$61
Nissin Kogyo	2,600	47
Nitori Holdings	1,500	190
Nitta	1,700	47
Nitto Boseki	10,000	50
Nitto Denko	3,200	247
Noevir Holdings	1,000	41
NOF	9,000	96
NOK	2,200	51
Nomura	8,800	155
Nomura Holdings	214,300	1,331
Nomura Real Estate Holdings	2,400	38
Nomura Real Estate Master Fund ‡	81	126
Nomura Research Institute	2,800	103
Noritz	2,200	42
North Pacific Bank	17,900	68
NS Solutions	2,500	54
NSD	4,000	58
NSK	7,400	106
NTN	24,000	119
NTT Data	28,500	1,352
NTT DOCOMO	26,400	615
NTT Urban Development	55,900	484
Obara Group	800	35
Obayashi	130,000	1,215
Obic	4,160	198
OBIC Business Consultants	900	45
Odakyu Electric Railway	4,800	93
Ogaki Kyoritsu Bank	21,000	62
Ohsho Food Service	1,000	37
Oita Bank	11,000	43
Oji Holdings	17,000	80
Okamoto Industries	4,000	43
Okamura	5,100	45
Okasan Securities Group	10,000	61
Oki Electric Industry	5,200	75
Okinawa Electric Power	2,200	52
OKUMA	7,000	73
Okumura	10,000	61
Olympus	5,300	204
Omron	84,800	3,720
Ono Pharmaceutical	7,700	159
Onward Holdings	48,000	328
Open House	2,000	48
Oracle Japan	800	46
Orient	28,000	51
Oriental Land	4,200	240
ORIX	24,700	365
Orix ‡	131	208
Osaka Gas	35,000	133
OSG	6,900	141
Otsuka	1,000	54
Otsuka Holdings	21,200	956
Outsourcing	900	36
Pacific Industrial	3,500	50
Pacific Metals*	13,000	45
Paltac	1,700	47
PanaHome	5,000	46
Panasonic	41,200	466
Paramount Bed Holdings	1,100	44
Park24	2,100	55
Penta-Ocean Construction	16,300	79
PeptiDream*	2,100	99
Pigeon	6,000	192

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Pilot	1,800	$74
Piolax	1,800	41
Pioneer*	20,900	41
Plenus	1,400	31
Pola Orbis Holdings	2,000	48
Premier Investment ‡	74	84
Press Kogyo	7,500	38
Pressance	3,100	37
Prima Meat Packers	9,000	40
Raito Kogyo	3,600	37
Rakuten	17,000	171
Recruit Holdings	6,900	352
Relo Group	6,000	99
Rengo	11,900	69
Resona Holdings	253,340	1,361
Resorttrust	5,000	87
Ricoh	75,700	623
Ricoh Leasing	1,500	48
Rinnai	700	56
Riso Kagaku	2,700	47
Rohm	1,500	100
Rohto Pharmaceutical	5,700	107
Round One	5,000	40
Royal Holdings	2,600	53
Ryobi	11,000	48
Ryohin Keikaku	1,200	263
Ryosan	2,500	75
Saizeriya	1,900	48
Sakata INX	3,600	50
Sakata Seed	1,900	59
San-A, Cl A	1,300	59
San-Ai Oil	5,600	47
Sangetsu	4,000	67
San-In Godo Bank	9,200	74
Sanken Electric	9,000	40
Sankyo	1,100	37
Sankyu	14,000	85
Sanrio	3,400	62
Santen Pharmaceutical	6,100	88
Sanwa Holdings	11,800	110
Sanyo Chemical Industries	1,200	50
Sanyo Special Steel	9,000	48
Sapporo Holdings	4,200	114
Sato Holdings	1,900	40
Sawai Pharmaceutical	4,700	254
SBI Holdings	4,700	66
SCREEN Holdings	2,100	154
SCSK	6,600	262
Secom	11,100	794
Sega Sammy Holdings	4,000	54
Seibu Holdings	3,400	56
Seikagaku	2,800	47
Seiko Epson	4,800	101
Seiko Holdings	10,000	41
Seino Holdings	8,600	97
Seiren	3,100	46
Sekisui Chemical	17,100	287
Sekisui House	11,000	181
Sekisui House ‡	50	66
Sekisui House SI Residential Investment ‡	64	71
Sekisui Jushi	2,700	45
Senko	18,300	118
Senshu Ikeda Holdings	15,900	66
Seria	2,200	95

Description	Shares	Value (000)
Seven & i Holdings	54,500	$2,135
Seven Bank	10,700	35
Sharp*	32,000	135
Shibuya	1,100	30
Shiga Bank	14,000	72
Shikoku Bank	12,000	31
Shikoku Electric Power	10,300	113
Shima Seiki Manufacturing	1,400	53
Shimachu	3,000	73
Shimadzu	4,800	76
Shimamura	500	66
Shimano	1,400	204
Shimizu	67,000	600
Shin-Etsu Chemical	37,100	3,215
Shinko Electric Industries	5,100	34
Shinmaywa Industries	6,000	57
Shinsei Bank	35,000	64
Shionogi	5,360	277
Ship Healthcare Holdings	2,700	72
Shiseido	23,900	629
Shizuoka Bank	9,000	73
SHO-BOND Holdings	3,200	141
Shochiku	6,000	71
Showa	3,300	28
Showa Denko	7,700	137
Showa Sangyo	8,000	42
Showa Shell Sekiyu	4,200	43
Siix	1,000	40
SKY Perfect JSAT Holdings	12,400	52
Skylark	6,000	88
SMC	1,100	325
SMS	2,200	56
Sodick Co. Ltd*	3,500	35
SoftBank Group	31,500	2,225
Sohgo Security Services	1,400	52
Sojitz	73,200	183
Sompo Holdings	27,000	989
Sony	24,000	812
Sony Financial Holdings	4,000	64
Sosei Group*	1,000	98
Sotetsu Holdings	23,000	107
Square Enix Holdings	4,900	139
St. Marc Holdings	1,100	32
Stanley Electric	3,100	88
Star Micronics	3,200	49
Start Today	3,900	86
Starts	2,000	42
Sugi Holdings	2,300	106
Sumco	10,700	178
Sumitomo	22,700	305
Sumitomo Bakelite	11,000	66
Sumitomo Chemical	96,200	537
Sumitomo Dainippon Pharma	33,600	555
Sumitomo Electric Industries	37,900	629
Sumitomo Forestry	7,500	114
Sumitomo Heavy Industries	11,000	77
Sumitomo Metal Mining	9,000	128
Sumitomo Mitsui Construction	51,000	55
Sumitomo Mitsui Financial Group	62,800	2,283
Sumitomo Mitsui Trust Holdings	25,500	884
Sumitomo Osaka Cement	22,000	91
Sumitomo Real Estate Sales	1,300	42

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Sumitomo Realty & Development	7,000	$181
Sumitomo Rubber Industries	3,500	60
Sumitomo Warehouse	9,000	49
Sundrug	1,800	60
Suntory Beverage & Food	6,000	253
Suruga Bank	3,000	63
Suzuken	1,500	49
Suzuki Motor	6,200	257
Sysmex	2,820	171
T&D Holdings	10,600	154
Tachi-S, Cl S	1,800	36
Tadano	9,900	116
Taiheiyo Cement	26,000	87
Taikisha	2,000	49
Taisei	19,000	138
Taisho Pharmaceutical Holdings	800	65
Taiyo Holdings	1,100	48
Taiyo Nippon Sanso	2,800	33
Taiyo Yuden	6,500	82
Takara Bio Inc.*	3,300	45
Takara Holdings	9,800	106
Takara Standard	3,100	49
Takasago Thermal Engineering	3,600	51
Takashimaya	6,000	52
Takeda Pharmaceutical	13,500	634
Takeuchi Manufacturing	2,300	43
Takuma	5,700	56
TDK	4,200	266
TechnoPro Holdings	5,000	193
Teijin	3,100	58
Temp Holdings	17,900	333
Terumo	120,400	4,179
T-Gaia	1,700	29
The Bank of Okinawa LTD*	1,400	54
THK	2,500	63
TIS	4,500	114
TKC	1,700	49
Toagosei	7,200	82
Tobu Railway	20,000	101
TOC	4,700	39
Tochigi Bank	7,900	36
Toda	13,000	78
Toei	5,000	43
Toho	2,200	58
Toho Bank	15,000	56
Toho Gas	8,000	57
Toho Holdings	3,400	71
Toho Zinc	8,000	39
Tohoku Electric Power	66,700	903
Tokai Carbon	12,000	52
TOKAI Holdings	6,300	48
Tokai Rika	3,300	66
Tokai Tokyo Financial Holdings	13,600	71
Token	700	55
Tokio Marine Holdings	18,900	797
Tokuyama	18,000	87
Tokyo Broadcasting System Holdings	2,500	45
Tokyo Century	2,700	92
Tokyo Dome	6,400	59
Tokyo Electric Power Holdings*	23,700	93
Tokyo Electron	6,500	710
Tokyo Gas	75,000	341

Description	Shares	Value (000)
Tokyo Ohka Kogyo	2,400	$80
Tokyo Seimitsu	2,600	82
Tokyo Steel Manufacturing	6,600	55
Tokyo Tatemono	4,400	58
Tokyo TY Financial Group	1,800	54
Tokyu	19,000	134
Tokyu Construction	5,900	46
Tokyu Fudosan Holdings	11,000	60
Tokyu REIT ‡	57	72
TOMONY Holdings	9,300	49
Tomy	4,500	45
Topcon	6,000	107
Toppan Forms	4,900	48
Toppan Printing	9,000	92
Topre	2,200	57
Topy Industries	1,400	37
Toray Industries	64,000	567
Toridoll Holdings	1,500	33
Toshiba	78,000	170
Toshiba Machine	9,000	37
Toshiba Plant Systems & Services	3,000	44
Toshiba TEC	9,000	50
Tosoh	30,000	264
Totetsu Kogyo	1,900	55
TOTO	2,400	91
Toyo Ink SC Holdings	14,000	67
Toyo Seikan Group Holdings	37,100	602
Toyo Suisan Kaisha	13,100	488
Toyo Tire & Rubber	5,700	102
Toyobo	54,000	94
Toyoda Gosei	1,100	28
Toyota Boshoku	3,600	84
Toyota Industries	4,000	199
Toyota Motor	87,100	4,727
Toyota Tsusho	3,600	109
TPR	1,500	49
Transcosmos	2,600	61
Trend Micro	1,800	80
Trusco Nakayama	2,800	65
TS Tech	3,100	83
TSI Holdings	5,400	39
Tsubakimoto Chain	8,000	67
Tsumura	3,800	119
Tsuruha Holdings	800	74
TV Asahi Holdings	1,700	32
UACJ	17,000	45
Ube Industries	62,000	140
Ulvac	2,300	107
Unicharm	7,400	177
Unipres	2,500	52
United Arrows	1,700	51
United Super Markets Holdings	4,700	43
United Urban Investment, Cl REIT ‡	50	77
Unitika*	38,000	32
Universal Entertainment	1,200	38
Ushio	9,500	120
USS	4,300	72
V Technology	300	46
Valor Holdings	2,700	64
Wacoal Holdings	6,000	74
Wacom	9,400	34
Welcia Holdings	2,600	73
West Japan Railway	33,200	2,160

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Xebio Holdings	2,900	$45
Yahoo Japan	24,000	111
Yakult Honsha	1,800	100
YAMABIKO	2,500	29
Yamada Denki	117,500	585
Yamagata Bank	10,000	44
Yamaguchi Financial Group	4,000	43
Yamaha	3,400	94
Yamaha Motor	5,400	130
Yamanashi Chuo Bank	11,000	49
Yamato Holdings	36,520	765
Yamato Kogyo	2,600	67
Yamazaki Baking	2,800	58
Yamazen	5,800	52
Yaoko	1,500	57
Yaskawa Electric	5,000	100
Yodogawa Steel Works	1,900	52
Yokogawa Electric	4,800	76
Yokohama Rubber	2,600	51
Yonex	2,800	31
Yoshinoya Holdings	4,000	58
Yuasa Trading	2,000	55
Zenkoku Hosho	2,600	89
Zenrin Co. Ltd*	1,900	40
Zensho Holdings	4,900	82
Zeon	10,000	114
ZERIA Pharmaceutical	2,700	42
Zojirushi	2,400	35

		198,849

Luxembourg – 0.3%
Altice, Cl B*	8,998	203
ArcelorMittal	85,969	723
Millicom International Cellular	6,836	381
O’Key Group GDR	59,597	123
RTL Group	822	66
SES, Cl A	6,801	159
Tenaris	8,816	151
Ternium ADR	66,433	1,736

		3,542

Macau – 0.0%
Sands China	44,400	206

Malaysia – 0.2%
Allianz Malaysia	8,400	22
Brem Holding*	213,616	42
CSC Steel Holdings	100,500	40
Genting Malaysia	135,900	167
Heineken Malaysia	10,000	40
HeveaBoard	137,300	44
Hong Leong Bank	17,900	56
Hong Leong Industries	5,500	12
Hua Yang	68,800	17
Insas	330,800	67
JCY International	2,355,100	317
K&N Kenanga Holdings*	85,500	11
KSL Holdings*	551,500	159
Land & General	42,966	3
Lii Hen Industries	73,300	53
Malaysian Pacific Industries	39,000	101
Oldtown	106,500	66
Padini Holdings	564,500	383

Description	Shares	Value (000)
Petron Malaysia Refining & Marketing	124,900	$180
Shell Refining Federation of Malaya*	63,000	51
Tenaga Nasional	101,400	314
Top Glove	68,200	76
Tropicana	47	-
Unisem	1,138,600	807

		3,028

Mexico – 0.4%
America Movil, Cl L ADR	15,550	220
Axtel*	163,891	33
Cemex ADR*	144,082	1,307
Gruma, Cl B	46,229	653
Grupo Aeromexico*	229,400	470
Grupo Elektra DE	6,636	157
Grupo Financiero Interacciones, Cl O	53,571	249
Grupo Simec, Cl B*	9,691	42
Industrias Bachoco	63,853	289
Industrias CH, Cl B*	37,465	222
OHL Mexico	805,976	1,139
Prologis Property Mexico	210,533	361
Vitro	28,769	112

		5,254

Netherlands – 4.2%
Aalberts Industries	5,268	197
ABN AMRO Group (A) (B)	5,445	132
Accell Group	1,481	41
Aegon	30,700	156
AerCap Holdings*	2,667	123
Airbus Group	22,122	1,683
Akzo Nobel	61,681	5,114
AMG Advanced Metallurgical Group	1,376	32
APERAM	2,804	140
Arcadis	4,496	71
ASM International	2,785	156
ASML Holding	8,556	1,136
ASR Nederland*	4,168	119
Basic-Fit* (A) (B)	2,102	37
BE Semiconductor Industries	2,065	84
Boskalis Westminster	145,473	5,017
Coca-Cola European Partners	4,054	152
Corbion	3,389	93
Delta Lloyd	23,586	134
Eurocommercial Properties ‡	2,719	98
Euronext (A) (B)	3,360	146
Flow Traders (A) (B)	1,923	61
Fugro	97,153	1,514
Galapagos*	2,274	198
Gemalto	1,327	74
Heineken	28,606	2,434
Heineken Holding	1,882	150
IMCD Group	2,821	138
ING Groep	411,171	6,216
Intertrust (A) (B)	2,763	53
James Hardie Industries	7,352	116
Koninklijke Ahold Delhaize	56,399	1,207
Koninklijke BAM Groep	15,392	83
Koninklijke DSM	3,247	220
Koninklijke KPN	275,229	829
Koninklijke Philips	41,297	1,327

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Koninklijke Vopak	1,488	$65
NN Group	5,692	185
NSI ‡	10,795	44
NXP Semiconductors*	8,159	844
OCI*	4,309	83
Philips Lighting* (A) (B)	2,632	75
PostNL*	23,432	111
Randstad Holding	65,620	3,787
Refresco Group (A) (B)	4,385	67
Relx	156,624	2,901
Royal Dutch Shell, Cl A	431,715	11,700
SBM Offshore	11,342	186
STMicroelectronics	11,660	178
TKH Group	2,654	114
TomTom*	6,266	61
Unilever	30,926	1,536
Vastned Retail ‡	1,557	59
Wereldhave ‡	2,283	100
Wessanen	4,629	63
Wolters Kluwer	5,403	225

		51,865

New Zealand – 0.2%
a2 Milk*	41,676	87
Air New Zealand	31,825	55
Argosy Property	55,907	38
Auckland International Airport	15,615	74
Chorus	24,318	74
Contact Energy	14,885	53
Fisher & Paykel Healthcare	31,513	214
Fletcher Building	14,133	82
Freightways	9,444	50
Genesis Energy	30,897	45
Goodman Property Trust ‡	59,951	51
Infratil	32,136	66
Kiwi Property Group ‡	65,975	65
Mercury NZ	14,657	32
Meridian Energy	24,236	48
Metlifecare	9,307	40
Precinct Properties New Zealand ‡	53,513	46
Ryman Healthcare	7,001	41
SKY Network Television	24,017	66
SKYCITY Entertainment Group	37,693	110
Spark New Zealand	131,527	322
Summerset Group Holdings	13,379	49
Trade Me Group	22,879	82
Xero*	4,475	62
Z Energy	21,851	107

		1,959

Norway – 0.7%
Aker, Cl A	1,293	50
Aker BP	5,660	91
Aker Solutions	9,756	59
Atea	4,850	57
Austevoll Seafood	6,136	45
Bakkafrost P	2,416	75
Borregaard	6,251	70
DNB	38,186	605
DNO*	51,936	44
Entra (A) (B)	5,500	60
Europris (A) (B)	9,027	39
Frontline	6,294	42
Gjensidige Forsikring	4,236	65

Description	Shares	Value (000)
Golden Ocean Group*	3,874	$29
Hoegh LNG Holdings	4,320	44
Leroy Seafood Group	1,810	79
Marine Harvest	6,272	96
Nordic Semiconductor*	10,403	38
Norsk Hydro	25,108	146
Norwegian Air Shuttle*	1,733	48
Opera Software	8,764	41
Orkla	15,218	136
Petroleum Geo-Services	20,677	55
Protector Forsikring	4,446	33
Salmar	3,065	66
Schibsted, Cl A	19,006	461
Skandiabanken* (A) (B)	3,864	31
SpareBank 1 Nord Norge	6,350	41
SpareBank 1 SMN	7,369	57
Statoil	45,351	774
Stolt-Nielsen	2,089	36
Storebrand*	24,371	162
Telenor	13,436	224
TGS Nopec Geophysical	6,284	133
XXL (A) (B)	6,428	70
Yara International	112,651	4,337

		8,439

Panama – 0.0%
Avianca Holdings ADR	3,928	30

Peru – 0.0%
Cia de Minas Buenaventura ADR	26,682	321

Philippines – 0.1%
Cebu Air	270,790	507
Energy Development	3,060,700	366
International Container Terminal Services	88,140	158
Lopez Holdings	1,385,100	213
Pepsi-Cola Products Philippines	214,000	16
San Miguel	144,580	300

		1,560

Poland – 0.6%
Bank Pekao	2,171	72
CD Projekt*	75,756	1,417
Grupa Lotos*	60,862	838
ING Bank Slaski	1,489	65
Polski Koncern Naftowy Orlen	112,309	2,833
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,997
Trakcja	32,009	128

		7,350

Portugal – 0.1%
Banco Comercial Portugues, Cl R*	569,320	119
Banco Espirito Santo* (C)	46,916	-
CTT-Correios de Portugal	10,068	55
EDP-Energias de Portugal	43,479	147
Galp Energia	9,358	142
Jeronimo Martins	4,991	89
Navigator	14,840	60
NOS SGPS	15,510	85

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
REN - Redes Energeticas Nacionais SGPS	16,831	$51
Sonae SGPS*	66,291	67

		815

Qatar – 0.3%
Barwa Real Estate (C)	142,526	1,401
Mannai	830	18
Ooredoo QSC (C)	63,688	1,690
Qatar Fuel QSC	4,614	172
Qatar General Insurance & Reinsurance SAQ	2,023	22
Qatar Islamic Bank SAQ (C)	7,532	211
Qatar National Bank SAQ	6,021	242
Qatar Navigation QSC (C)	7,158	150
United Development QSC	36,420	197

		4,103

Russia – 0.6%
Globaltrans Investment GDR	16,155	116
Lukoil ADR	3,189	169
Magnitogorsk Iron & Steel Works GDR	93,326	794
Sberbank of Russia ADR	478,746	5,525
Yandex, Cl A*	61,955	1,359

		7,963

Singapore – 1.8%
ARA Asset Management	30,500	39
Ascendas ‡	53,100	96
Ascendas India Trust	60,600	49
Ascott Residence Trust ‡	76,700	59
Cache Logistics Trust ‡	62,100	38
CapitaLand	49,600	130
CapitaLand Commercial Trust ‡	38,400	42
CapitaLand Mall Trust ‡	50,600	71
CapitaLand Retail China Trust ‡	42,800	45
CDL Hospitality Trusts ‡	47,000	48
City Developments	9,200	67
ComfortDelGro	44,600	82
Croesus Retail Trust	61,900	39
Dairy Farm International Holdings	16,500	150
DBS Group Holdings	328,083	4,550
Ezion Holdings	129,800	33
First	38,800	36
First Resources	36,900	51
Frasers Centrepoint Trust ‡	36,400	55
Frasers Commercial Trust ‡	46,400	42
Frasers Logistics & Industrial Trust ‡	79,900	56
Genting Singapore	127,900	93
GL	191,400	107
Global Logistic Properties	53,800	107
Golden Agri-Resources	142,300	39
Great Eastern Holdings	37,500	572
Haw Par	10,400	74
Hongkong Land Holdings	528,400	4,064
Hutchison Port Holdings Trust, Cl U	95,600	40
Jardine Cycle & Carriage	2,033	64
Jardine Strategic Holdings	4,000	169
Keppel ‡	187,000	264
Lippo Malls Indonesia Retail Trust ‡	128,700	36

Description	Shares	Value (000)
M1	28,600	$44
Manulife US ‡	40,100	34
Mapletree Commercial Trust ‡	102,500	112
Mapletree Greater China Commercial Trust ‡	106,700	78
Mapletree Industrial Trust ‡	69,400	88
Mapletree Logistics Trust ‡	81,600	64
OUE	25,100	38
OUE Hospitality Trust ‡	73,200	36
Oversea-Chinese Banking	58,672	408
Parkway Life ‡	25,000	45
Raffles Medical Group*	61,500	62
SATS	12,900	45
Sembcorp Industries	21,700	49
Sembcorp Marine	50,500	69
Singapore Airlines	10,900	78
Singapore Exchange	17,900	98
Singapore Post	89,800	87
Singapore Press Holdings	35,300	90
Singapore Technologies Engineering	34,900	93
Singapore Telecommunications	923,900	2,589
SPH ‡	38,400	27
Starhill Global ‡	103,300	56
StarHub	14,700	30
Suntec ‡	51,200	66
United Engineers	33,300	68
United Industrial	16,483	36
United Overseas Bank	378,021	5,974
UOL Group	10,882	54
Venture	16,500	135
Wilmar International	38,900	99
Wing Tai Holdings	38,600	52
Yanlord Land Group	37,300	48
Yoma Strategic Holdings	82,400	38

		22,297

South Africa – 1.3%
African Phoenix Investments	468,971	15
Alviva Holdings	10,469	16
Anglo American Platinum*	5,376	123
Bid	6,743	131
Blue Label Telecoms	171,180	227
Cie Financiere Richemont	45,705	361
Exxaro Resources	4,777	42
FirstRand	338,014	1,168
Grindrod	140,454	150
Investec	51,677	352
Kumba Iron Ore	54,737	827
Liberty Holdings	26,183	211
MMI Holdings	87,990	150
Mondi	9,848	235
MTN Group	36,272	330
Murray & Roberts Holdings	249,229	286
Old Mutual	126,276	317
Peregrine Holdings	228,876	469
Randgold Resources	1,751	153
Sappi	223,035	1,515
Sasol	92,720	2,699
Standard Bank Group	262,470	2,813
Telkom	111,947	626
Tiger Brands	95,260	2,844
Tsogo Sun Holdings	399	1

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Wilson Bayly Holmes-Ovcon	12,103	$145

		16,206

South Korea – 4.0%
Aekyung Petrochemical	5,130	57
Autech	7,427	72
CJ O Shopping	548	103
CKH Food & Health*	122,645	164
Dae Han Flour Mills	104	16
Daehan Steel	13,793	139
Daeyang Electric*	3,787	49
DK UIL	3,201	32
Dongkuk Steel Mill	6,065	69
Dongyang E&P	10,103	118
DRB Industrial	2,970	28
GMB Korea	5,250	25
GS Home Shopping	584	120
Hana Financial Group	26,034	860
Hanwha Chemical	14,580	344
Hite Jinro	7,399	135
Hyundai BNG Steel	4,528	52
Hyundai Elevator	5,057	286
Hyundai Engineering & Construction	6,224	275
Hyundai Heavy Industries*	1,114	164
Hyundai Motor	5,608	790
Kia Motors	76,106	2,521
Kortek	8,267	107
KT	71,014	2,026
Kwangju Bank	5,257	52
Kyungchang Industrial	16,273	74
LG	8,157	512
LG Display ADR	200,035	3,023
LG Electronics	62,627	3,803
LG Innotek	2,836	346
LG Uplus	30,668	392
Lotte Chemical	7,875	2,610
Lotte Shopping	2,532	492
LS	3,588	206
Mirae Asset Life Insurance	12,467	65
Mobase	6,779	48
Moorim Paper*	35,210	85
Poongsan	5,230	183
POSCO	74,169	6,128
S-1, Cl 1	1,815	146
Saeron Automotive	4,310	29
Sam Young Electronics	8,260	92
Samchully	548	52
Samsung Electronics	6,378	11,749
Samsung Fire & Marine Insurance	232	56
SeAH Holdings	225	26
Sejong Industrial	3,340	29
Seoyon	3,086	28
Sewon Precision Industry	657	11
Shinhan Financial Group	31,468	1,311
SIMMTECH	12,387	113
SK Hynix	118,916	5,370
SK Innovation	24,748	3,685

		49,268

Spain – 1.7%
Abertis Infraestructuras	11,776	190
Acciona	1,518	122
Acerinox	44,770	627

Description	Shares	Value (000)
ACS Actividades de Construccion y Servicios	3,168	$108
Aena (A) (B)	1,235	195
Almirall	4,061	66
Amadeus IT Group, Cl A	75,141	3,812
Applus Services*	8,348	100
Atresmedia de Medios de Comunicacion	5,593	71
Axiare Patrimonio SOCIMI ‡	4,186	62
Banco Bilbao Vizcaya Argentaria	122,595	951
Banco de Sabadell	97,602	179
Banco Popular Espanol	65,554	64
Banco Santander	1,173,833	7,195
Bankia	94,916	108
Bankinter	13,505	113
Bolsas y Mercados Espanoles SHMSF	4,006	133
CaixaBank	67,002	288
Cellnex Telecom (A) (B)	8,103	134
Cia de Distribucion Integral Logista Holdings	2,246	52
CIE Automotive	2,483	49
Codere*	52,126	31
Construcciones y Auxiliar de Ferrocarriles	1,267	49
Distribuidora Internacional de Alimentacion	12,082	70
Ebro Foods	3,513	71
Enagas	4,660	121
Ence Energia y Celulosa	12,055	37
Endesa	6,127	144
Euskaltel (A) (B)	6,225	64
Faes Farma	18,601	66
Ferrovial	9,087	182
Financiera Alba	522	25
Fomento de Construcciones y Contratas*	5,158	47
Gamesa Tecnologica	12,139	287
Gas Natural SDG	6,539	143
Grifols	5,756	141
Grupo Catalana Occidente	2,270	81
Hispania Activos Inmobiliarios SOCIMI ‡	5,992	86
Iberdrola	105,128	752
Indra Sistemas*	6,263	80
Industria de Diseno Textil	20,365	718
Inmobiliaria Colonial	13,407	100
International Consolidated Airlines Group	13,904	92
Lar Espana Real Estate Socimi ‡	5,946	46
Liberbank*	29,646	38
Mapfre	21,628	74
Mediaset Espana Comunicacion	37,318	481
Melia Hotels International	3,372	46
Merlin Properties Socimi‡	16,363	183
NH Hotel Group*	13,081	62
Obrascon Huarte Lain	7,997	37
Pharma Mar*	13,274	42
Prosegur Cia de Seguridad	16,293	98
Red Electrica	8,081	155
Repsol	21,062	325
Sacyr*	23,504	58

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Talgo* (A) (B)	6,607	$37
Tecnicas Reunidas	2,100	83
Telefonica	84,648	946
Viscofan	12,474	645
Zardoya Otis	4,484	41

		21,403

Sweden – 1.6%
AAK	1,613	107
AF, Cl B	3,778	78
Alfa Laval	5,881	111
Alimak Group (A) (B)	2,639	39
Assa Abloy, Cl B	100,169	2,060
Atlas Copco, Cl A	19,520	665
Attendo (A) (B)	6,432	63
Avanza Bank Holding	1,530	58
Axfood	5,606	85
B&B Tools, Cl B	1,952	42
Betsson	7,402	64
Bilia, Cl A	2,762	57
BillerudKorsnas	9,584	155
BioGaia, Cl B	1,098	41
Boliden	5,106	152
Bonava, Cl B	5,530	81
Bravida Holding (A) (B)	9,344	61
Bure Equity	3,389	37
Capio (A) (B)	7,251	40
Castellum	12,733	169
Clas Ohlson, Cl B	2,817	44
Cloetta, Cl B	13,786	54
Com Hem Holding	5,971	68
Concentric	2,931	45
Dios Fastigheter	7,744	38
Dometic Group* (A) (B)	16,439	122
Duni	2,885	42
Electrolux	4,653	129
Elekta, Cl B	19,904	194
Evolution Gaming Group* (A) (B)	1,248	46
Fabege	7,023	112
Fastighets Balder, Cl B*	4,997	104
Fingerprint Cards, Cl B*	18,463	74
Getinge, Cl B	4,147	73
Granges	5,075	46
Haldex	2,147	29
Hemfosa Fastigheter	8,219	73
Hennes & Mauritz, Cl B	109,846	2,808
Hexagon, Cl B	4,729	191
Hexpol	13,875	142
Hoist Finance (A) (B)	4,878	43
Holmen, Cl B	2,561	100
Hufvudstaden, Cl A	5,520	82
Husqvarna, Cl B	7,953	70
ICA Gruppen	1,740	59
Industrivarden, Cl C	3,157	68
Indutrade	5,613	107
Intrum Justitia	4,067	152
Investment Oresund	2,006	34
Investor, Cl B	8,504	357
Inwido	3,769	45
JM	3,694	117
Kindred Group	13,143	136
Kinnevik	4,534	121
Klovern, Cl B	39,082	39
Kungsleden	12,088	69

Description	Shares	Value (000)
L E Lundbergforetagen, Cl B	731	$50
Lifco, Cl B	2,569	69
Lindab International	5,077	43
Loomis, Cl B	4,056	128
Lundin Petroleum*	3,907	79
Mekonomen	1,837	36
Modern Times Group, Cl B	12,307	412
Mycronic	4,438	45
NCC, Cl B	5,342	132
NetEnt	11,609	93
Nibe Industrier, Cl B	19,457	156
Nobia	6,234	64
Nobina (A) (B)	5,789	34
Nolato, Cl B	1,607	48
Nordax Group (A) (B)	5,949	31
Nordea Bank	88,394	1,008
Oriflame Holding	2,284	91
Pandox, Cl B	4,623	71
Peab	10,505	100
Ratos, Cl B	11,922	56
RaySearch Laboratories	1,189	31
Recipharm, Cl B	3,389	47
Resurs Holding* (A) (B)	5,447	32
Saab, Cl B	3,431	145
Sandvik	73,680	1,102
Scandic Hotels Group* (A) (B)	4,385	46
Securitas, Cl B	5,133	80
Skandinaviska Enskilda Banken, Cl A	28,359	316
Skanska, Cl B	6,349	150
SKF, Cl B	7,432	147
SSAB	45,200	148
Svenska Cellulosa, Cl B	11,360	366
Svenska Handelsbanken, Cl A	110,947	1,521
Sweco, Cl B	3,987	91
Swedbank, Cl A	16,907	392
Swedish Match	10,213	332
Swedish Orphan Biovitrum*	8,749	126
Tele2, Cl B	7,584	72
Telefonaktiebolaget LM Ericsson, Cl B	111,065	741
Telia	47,527	200
Thule Group (A) (B)	5,327	89
Tobii*	4,961	32
Trelleborg, Cl B	12,249	262
Vitrolife	858	41
Volvo, Cl B	28,935	427
Wallenstam, Cl B	9,515	77
Wihlborgs Fastigheter	4,256	81

		20,038

Switzerland – 7.2%
ABB	35,146	822
Actelion	1,847	521
Adecco Group	17,160	1,219
Allreal Holding	654	107
ams	3,709	201
APG SGA	101	47
Arbonia*	2,534	43
Aryzta	1,848	59
Ascom Holding	2,956	52
Autoneum Holding	203	60
Baloise Holding	965	133
Banque Cantonale Vaudoise	122	84
Barry Callebaut	45	59

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Basilea Pharmaceutica*	834	$72
Bell	106	44
BKW	568	31
Bobst Group	559	52
Bossard Holding	355	64
Bucher Industries	392	115
Burckhardt Compression Holding	189	51
Burkhalter Holding	337	50
Cembra Money Bank	1,632	135
Chocoladefabriken Lindt & Sprungli	22	246
Cie Financiere Richemont	91,689	7,250
Clariant	15,919	300
Coca-Cola	3,841	99
Comet Holding	49	60
Conzzeta*	99	88
COSMO Pharmaceuticals*	360	59
Credit Suisse Group	37,798	562
Daetwyler Holding	559	86
DKSH Holding	1,492	115
dormakaba Holding	171	136
Dufry*	885	135
EFG International*	6,277	39
Emmi	125	85
EMS-Chemie Holding	169	98
Flughafen Zuerich	891	190
Forbo Holding	63	96
Galenica	85	90
GAM Holding	9,620	119
Geberit	4,494	1,937
Georg Fischer	234	212
Givaudan	176	317
Helvetia Holding	555	308
Huber + Suhner	1,058	69
Implenia	1,096	77
Inficon Holding	128	63
Intershop Holding	41	20
Julius Baer Group	4,095	204
Kardex	481	47
Komax Holding	249	61
Kudelski	2,943	48
Kuehne + Nagel International	8,120	1,147
LafargeHolcim	84,602	5,000
Logitech International	31,520	1,002
Lonza Group	1,111	210
Meyer Burger Technology*	34,458	29
Mobimo Holding	381	99
Nestle	224,235	17,205
Novartis	193,195	14,341
OC Oerlikon	11,952	127
Panalpina Welttransport Holding	616	74
Pargesa Holding	710	50
Partners Group Holding	317	170
PSP Swiss Property	2,191	199
Rieter Holding	250	53
Roche Holding	45,439	11,604
Schindler Holding	1,160	222
Schweiter Technologies	61	68
SFS Group*	967	92
SGS	98	209
Siegfried Holding	274	72
Sika	40	240
Sonova Holding	3,933	545

Description	Shares	Value (000)
St. Galler Kantonalbank	142	$60
Straumann Holding	532	247
Sulzer*	829	87
Sunrise Communications Group (A) (B)	1,857	140
Swatch Group	17,720	6,024
Swiss Life Holding	587	189
Swiss Prime Site	1,172	103
Swiss Re	6,170	554
Swisscom	464	214
Syngenta	1,760	778
Tecan Group	692	111
Temenos Group	3,267	260
u-blox Holding	404	89
UBS Group	436,163	6,981
Valiant Holding	933	99
Valora Holding	208	72
VAT Group* (A) (B)	804	88
Vontobel Holding	1,210	69
VZ Holding	180	49
Ypsomed Holding	182	35
Zurich Insurance Group	10,033	2,678

		88,922

Taiwan – 1.9%
Advanced Semiconductor
Engineering ADR	94,092	610
AU Optronics ADR	833,621	3,185
Chroma ATE	115,000	348
Delta Electronics	66,516	356
Hon Hai Precision Industry GDR	143,541	880
PChome Online	46,224	376
Ruentex Industries	236,082	380
Silicon Motion Technology ADR	13,697	640
Taiwan Semiconductor Manufacturing	681,648	15,626
Teco Electric and Machinery	803,387	817
Yungtay Engineering	398,000	690

		23,908

Thailand – 1.2%
Advanced Information Technology	59,900	53
Amata NVDR	354,700	184
Bangchak Petroleum NVDR	260,200	250
Bangkok Bank	157,800	851
Banpu NVDR	1,345,100	775
Cal-Comp Electronics Thailand NVDR	1,336,719	118
Dhipaya Insurance NVDR	16,800	23
GFPT NVDR	1,194,100	640
Hana Microelectronics NVDR	655,700	897
Kasikornbank PLC	50,600	278
KGI Securities Thailand NVDR	747,900	91
Krung Thai Bank NVDR	757,700	450
MCS Steel NVDR	345,900	157
MFEC NVDR	216,800	36
Polyplex Thailand NVDR	159,000	74
PTT NVDR	343,100	3,865
PTT Exploration & Production NVDR	158,300	428
PTT Global Chemical NVDR	1,164,600	2,483
Sansiri	1,538,500	91

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Siam Cement	13,500	$212
Siamgas & Petrochemicals NVDR	624,900	238
Star Petroleum Refining NVDR	1,491,400	569
SVI NVDR	172,800	28
Syntec Construction NVDR	2,826,500	378
Thai Oil NVDR	172,100	378
Thai Storage Battery NVDR	4,900	24
Thai Vegetable Oil NVDR	176,300	172
Thai Wah*	163,000	55
Thanachart Capital NVDR	54,300	76
Tipco Asphalt NVDR	1,445,500	1,083
Tisco Financial Group NVDR	77,900	163

		15,120

Turkey – 0.8%
Albaraka Turk Katilim Bankasi	44,267	15
Anadolu Cam Sanayii	327,928	288
Arcelik	29,206	182
Aselsan Elektronik Sanayi Ve Ticaret	54,153	253
Baticim Bati Anadolu Cimento Sanayii	21,859	39
Dogan Sirketler Grubu Holding*	1,398,951	261
Eregli Demir ve Celik Fabrikalari	504,929	820
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	54
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	78
Torunlar Gayrimenkul Yatirim Ortakligi ‡	412,027	511
Turkiye Garanti Bankasi	1,197,756	2,921
Turkiye Halk Bankasi	244,795	698
Turkiye Is Bankasi, Cl C	919,209	1,677
Turkiye Sise ve Cam Fabrikalari	137,459	158
Turkiye Vakiflar Bankasi TAO, Cl D	931,118	1,373
Yapi ve Kredi Bankasi	204,733	214

		9,542

United Arab Emirates – 0.1%
Aldar Properties (C)	979,657	603
National Central Cooling (C)	265,588	137
Union National Bank PJSC (C)	43,378	52

		792

United Kingdom – 14.5%
3i Group	112,622	1,058
888 Holdings	11,179	37
AA	35,104	117
Abcam	10,765	111
Aberdeen Asset Management	20,833	69
Acacia Mining	9,546	54
Admiral Group	29,233	728
Advanced Medical Solutions Group	14,358	44
Aggreko	212,778	2,355
Aldermore Group*	13,476	38
Allied Minds*	13,370	51
Amec Foster Wheeler	50,732	339
Anglo American*	32,319	492
Anglo American	325,779	4,977
Antofagasta	24,519	256

Description	Shares	Value (000)
Arrow Global Group	11,301	$51
Ashmore Group	21,808	97
Ashtead Group	9,132	189
ASOS*	2,898	220
Associated British Foods	6,375	208
Assura ‡	95,907	70
AstraZeneca	24,018	1,478
Auto Trader Group (A) (B)	53,036	261
AVEVA Group	4,004	98
Aviva	75,769	505
B&M European Value Retail	39,482	148
Babcock International Group	5,208	58
BAE Systems	176,454	1,420
Balfour Beatty	40,405	137
Barclays	1,288,434	3,634
Barratt Developments	41,682	285
BBA Aviation	51,421	196
Beazley	28,419	152
Bellway	6,684	226
Berendsen	27,851	256
Berkeley Group Holdings	2,680	108
BGEO Group	11,383	460
BHP Billiton	282,247	4,363
Big Yellow Group ‡	8,604	79
Bodycote	10,742	107
boohoo.com*	36,244	76
Booker Group	92,517	226
Bovis Homes Group	7,926	84
BP	594,443	3,407
Brewin Dolphin Holdings	15,759	62
British American Tobacco	36,802	2,443
British Land ‡	18,262	140
Britvic	14,606	118
BT Group, Cl A	158,021	630
BTG*	22,288	164
Bunzl	55,126	1,602
Burberry Group	8,063	174
Cairn Energy*	36,349	93
Cairn Homes*	42,500	67
Capita	96,557	683
Capital & Counties Properties	43,528	158
Card Factory	20,294	72
Carillion	28,088	78
Carnival	65,352	3,749
Centamin	61,767	134
Centrica	121,265	330
Chemring Group*	18,662	45
Chesnara	9,794	44
Cineworld Group	10,477	87
Clinigen Group	5,771	57
Close Brothers Group	13,006	250
Cobham	1,086,159	1,810
Compass Group	426,221	8,043
ConvaTec Group* (A) (B)	238,174	832
Conviviality	12,620	43
Costain Group	8,307	48
Crest Nicholson Holdings	14,974	102
Croda International	2,152	96
CVS Group	3,754	54
CYBG*	49,165	171
Daily Mail & General Trust, Cl A	66,724	602
Dairy Crest Group	9,139	63
Dart Group	5,936	38
De La Rue	6,666	51

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Debenhams	88,129	$60
Derwent London ‡	5,706	200
Devro	59,294	135
Diageo	337,928	9,669
Dialog Semiconductor*	4,291	219
Dignity	2,731	81
Diploma	6,481	86
Direct Line Insurance Group	28,195	123
Dixons Carphone	19,318	77
Domino’s Pizza Group	28,040	108
Drax Group	22,981	94
DS Smith	49,888	271
Dunelm Group	6,591	53
easyJet	24,589	316
EI Group*	31,666	54
Electrocomponents	24,218	144
Elementis	27,132	98
EMIS Group	3,892	43
Empiric Student Property ‡	25,834	35
EnQuest*	64,935	34
Equiniti Group* (A) (B)	21,540	53
Essentra	15,024	99
esure Group	16,869	50
Evraz	20,328	55
Fenner	11,879	44
Fevertree Drinks	4,663	88
Firstgroup*	64,607	107
Fresnillo	4,402	86
G4S	274,208	1,045
Galliford Try	5,061	93
Genus	4,222	91
GKN	32,008	146
GlaxoSmithKline	92,544	1,924
Glencore	410,144	1,609
Go-Ahead Group	2,610	56
Grafton Group	13,281	119
Grainger	21,591	67
Great Portland Estates ‡	18,847	154
Greencore Group	40,967	126
Greene King	17,540	154
Greggs	7,072	92
GVC Holdings*	52,433	482
Halfords Group	13,099	58
Halma	20,532	263
Hammerson ‡	12,969	93
Hansteen Holdings ‡	39,677	59
Hargreaves Lansdown	5,525	90
Hays	408,549	804
Henderson Group	63,491	185
Hikma Pharmaceuticals	2,886	72
Hiscox	14,800	203
Hochschild Mining	14,664	51
HomeServe	105,234	745
Howden Joinery Group	35,381	192
HSBC Holdings	1,035,071	8,434
Hunting	9,101	64
Hurricane Energy*	49,594	35
Ibstock (A) (B)	13,837	36
IG Group Holdings	82,465	514
Imagination Technologies Group*	16,218	55
IMI	119,906	1,792
Imperial Brands	17,899	867
Inchcape	34,391	362
Indivior	40,357	163

Description	Shares	Value (000)
Informa	95,388	$779
Inmarsat	8,826	94
InterContinental Hotels Group	3,432	168
Intermediate Capital Group	14,710	130
International Personal Finance	102,303	210
Intertek Group	38,202	1,882
Intu Properties ‡	19,330	68
Investec	13,617	93
ITE Group	20,409	41
ITV	472,103	1,295
IWG	36,599	146
J D Wetherspoon	4,480	53
J Sainsbury	33,609	111
Jackpotjoy*	4,714	32
JD Sports Fashion	18,108	87
John Laing Group (A) (B)	23,351	80
John Menzies	5,495	47
John Wood Group	21,005	200
Johnson Matthey	3,613	139
JRP Group	29,845	49
Jupiter Fund Management	69,629	372
Just Eat*	71,666	508
KAZ Minerals*	14,136	81
KCOM Group	33,252	37
Keller Group	4,669	53
Kier Group	5,707	98
Kingfisher	40,959	167
Kingspan Group	8,184	261
Ladbrokes	54,484	88
Laird	18,829	36
Lancashire Holdings	10,620	89
Land Securities Group ‡	14,465	192
Legal & General Group	111,159	344
Lloyds Banking Group	7,786,489	6,469
London Stock Exchange Group	5,642	224
LondonMetric Property ‡	32,330	65
Lookers	25,594	41
Lukoil ADR	4,112	218
Man Group	93,795	173
Marks & Spencer Group	31,395	133
Marshalls	12,482	55
Marston’s	43,067	72
McCarthy & Stone (A) (B)	40,195	95
Mediclinic International	7,163	64
Meggitt	16,042	90
Melrose Industries	102,205	286
Merlin Entertainments (A) (B)	167,611	1,008
Metro Bank*	3,230	132
Micro Focus International	12,282	351
Millennium & Copthorne Hotels	12,913	71
Mitchells & Butlers	13,940	43
Mitie Group	23,594	66
Mondi	6,856	166
Moneysupermarket.com Group	116,760	483
Morgan Advanced Materials	18,437	72
National Express Group	41,785	188
National Grid	97,552	1,238
NewRiver ‡	13,140	56
NEX Group	99,497	709
Next	2,694	146
Non-Standard Finance (A) (B)	105,590	75
Northgate	21,496	148
Nostrum Oil & Gas*	5,718	35
Ocado Group*	29,818	90
Old Mutual	88,227	222

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
OneSavings Bank	6,524	$33
Ophir Energy*	49,122	53
Oxford Instruments	3,923	40
Paddy Power Betfair	6,628	714
Pagegroup	38,895	209
Paragon Group of	14,346	75
Paysafe Group*	26,294	154
Pearson	15,886	136
Pennon Group	20,250	224
Persimmon	5,757	151
Petra Diamonds*	33,528	56
Petrofac	11,328	130
Pets at Home Group	106,318	243
Phoenix Group Holdings	18,656	175
Playtech	31,601	368
Plus500	5,561	29
Polypipe Group	11,681	56
Primary Health Properties ‡	35,157	49
Provident Financial	28,902	1,085
Prudential	116,195	2,455
PZ Cussons	16,517	66
QinetiQ Group	31,716	111
Rank Group	13,718	36
Reckitt Benckiser Group	87,356	7,975
Redde	20,863	40
Redefine International ‡	92,286	43
Redrow	12,446	80
RELX	77,810	1,524
Renewi	39,435	47
Renishaw	1,926	75
Rentokil Initial	94,574	292
Restaurant Group	12,049	50
Restore	8,060	36
Rightmove	36,974	1,848
Rio Tinto	89,849	3,613
Rolls-Royce Holdings	248,858	2,350
Rotork	75,264	229
Royal Bank of Scotland Group*	63,478	193
Royal Mail	18,538	99
RPC Group	22,564	221
RPS Group	14,495	45
RSA Insurance Group	19,030	140
Safestore Holdings ‡	13,160	62
Saga	59,448	151
Sage Group	19,758	156
Samsung Electronics GDR	5,960	5,468
Savills	7,536	87
Scapa Group	9,593	43
Schroders	2,223	84
Segro ‡	20,591	118
Senior	26,343	68
Serco Group*	411,220	595
Severn Trent	4,550	136
Shaftesbury ‡	11,708	134
Shawbrook Group* (A) (B)	8,550	36
Shire	16,868	985
SIG	37,851	53
Sirius Minerals*	227,710	63
Sky PLC	37,493	458
Smith & Nephew	24,492	373
Smiths Group	79,640	1,615
Sophos Group (A) (B)	17,832	61
Sound Energy, Cl A*	34,244	34
South32	12,819	27
Spectris	21,470	673

Description	Shares	Value (000)
Spirax-Sarco Engineering	3,777	$226
Spire Healthcare Group (A) (B)	17,536	71
Sports Direct International*	15,689	61
SSE	18,938	350
SSP Group	166,679	871
St. James’s Place	37,854	504
St. Modwen Properties	12,275	50
Stagecoach Group	125,771	330
Standard Chartered	127,690	1,221
Standard Life	36,143	161
State Bank of India GDR	44,900	2,005
Stobart Group	20,274	53
Subsea 7	14,878	230
SuperGroup	3,232	60
SVG Capital *	1,762	16
Synthomer	16,040	96
TalkTalk Telecom Group	30,994	74
Tate & Lyle	10,291	99
Taylor Wimpey	60,955	147
Ted Baker	1,694	59
Telecom Plus	3,257	49
Tesco	1,862,582	4,332
Thomas Cook Group	545,126	584
TP ICAP	27,380	159
Travis Perkins	217,228	4,121
Tritax Big Box ‡	42,923	78
Tullow Oil	52,371	154
UBM	21,146	203
UDG Healthcare	13,686	120
Ultra Electronics Holdings	4,154	108
Unilever	55,113	2,720
UNITE Group ‡	12,958	103
United Utilities Group	12,730	158
Vectura Group*	38,165	73
Vedanta Resources	4,947	50
Vesuvius	12,505	82
Victrex	4,836	115
Virgin Money Holdings UK	14,963	60
Vodafone Group	618,752	1,613
Weir Group	147,455	3,541
WH Smith	37,097	825
Whitbread	3,351	166
William Hill	18,377	67
WM Morrison Supermarkets	42,898	129
Wolseley	4,832	304
Workspace Group ‡	7,356	72
Worldpay Group (A) (B)	34,796	129
WPP PLC	332,313	7,295
WS Atkins	5,064	98
ZPG (A) (B)	14,387	65

		178,834

United States – 1.2%
Consumer Discretionary – 0.3%
Delphi Automotive PLC	14,547	1,171
Nord Anglia Education*	2,500	63
SodaStream International*	1,148	56
Yum China Holdings*	88,783	2,415

		3,705

Consumer Staples – 0.0%
Gruma, Cl B	27,136	383

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Energy – 0.0%
Seadrill*	23,136	$36
VTTI Energy Partners	1,954	37

		73

Health Care – 0.0%
Neuroderm*	1,060	28

		28

Industrials – 0.6%
Caesarstone*	1,622	59
Canadian National Railway	63,004	4,659
Copa Holdings, Cl A	18,300	2,054

		6,772

Information Technology – 0.1%
CyberArk Software*	1,606	82
Genpact	5,063	125
InterXion Holding*	3,930	156
Ituran Location and Control	1,825	56
Momo ADR*	16,950	577
Orbotech*	2,769	89
Phoenix New Media ADR*	27,094	95
Wix.com*	1,502	102

		1,282

Materials – 0.2%
Vale, Cl B ADR	248,847	2,364

		14,607

Total Common Stock (Cost $1,129,602) (000)		1,188,688

Preferred Stock — 0.6%
Alpargatas (A)	273,898	1,068
Banco Bradesco, Cl Preference (A)	16,498	170
Banco do Estado do Rio Grande do Sul (A)	189,200	915
Bayerische Motoren Werke, Cl Preference (A)	1,080	85
Centrais Eletricas Brasileiras (A)	110,326	784
Cia Brasileira de Distribuicao, Cl Preference (A)	12,565	242
Cia de Gas de Sao Paulo - COMGAS, Cl A (A)	15,855	235
Cia Energetica de Minas Gerais (A)	267,700	889
FUCHS PETROLUB (A)	1,410	69
Henkel & KGaA (A)	3,326	426
Itausa - Investimentos Itau (A)	197,897	604
Metalurgica Gerdau, Cl Preference* (A)	225,600	360
Porsche Automobil Holding (A)	2,801	153
Sartorius (A)	1,948	171
Schaeffler, Cl Preference (A)	3,578	63
Sixt (A)	529	22

Description	Shares	Value (000)
Volkswagen (A)	8,557	$1,246

Total Preferred Stock (Cost $6,082) (000)		7,502

Exchange Traded Fund — 0.0%
P2P Global Investments, Cl Trust Unit	5,299	51

Total Exchange Traded Fund (Cost $52) (000)		51

Rights — 0.0%
	Number of Rights
B2W Cia Digital, Expires 4/25/2017 † (C)	14,347	7
CC Land Holdings Ltd, Expires 4/26/2017 † (C)	61,500	–
Deutsche Bank, Expires 4/11/2017 † (C)	25,232	60

Total Rights (Cost $-) (000)		67

	Shares
Short-Term Investment — 2.5%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.549% (D)	30,830,570	30,831
Total Short-Term Investment (Cost $30,831) (000)		30,831

Total Investments — 99.3% (Cost $1,166,567) (000) †		$1,227,139

Percentages are based on Net Assets of $1,236,155 (000).

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	164	Jun-2017	$286

For the period ended March 31, 2017, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

‡	Real Estate Investment Trust
†	Expiration date is unavailable.
*	Non-income producing security.
(A)	Rate not available.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2017, was $5,945 (000) and represented 0.50% of net assets.
(D)	The rate reported is the 7-Day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

Ltd. — Limited

MSCI — Morgan Stanley Capital International

Ser — Series

@	March 31, 2017, the tax cost basis of the Fund’s investments was $1,166,567 (000), and the unrealized appreciation and depreciation were $107,666 (000) and $(47,094) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	40,039	313	-	40,352
Austria	2,259	51	-	2,310
Belgium	8,246	241	-	8,487
Brazil	19,318	-	-	19,318
Canada	19,481	-	-	19,481
Chile	2,310	-	-	2,310
China	13,063	17,346	-	30,409
Colombia	791	-	-	791
Cyprus	438	-	-	438
Czech Republic	162	-	-	162
Denmark	16,946	-	-	16,946
Egypt	82	-	-	82
Finland	10,320	35	-	10,355
France	77,533	88	-	77,621
Germany	70,902	130	-	71,032
Greece	2,491	-	-	2,491
Hong Kong	14,635	40,015	-	54,650
India	28,464	-	-	28,464
Indonesia	8,853	-	-	8,853
Ireland	12,531	-	-	12,531
Israel	4,039	1,718	-	5,757
Italy	19,529	98	-	19,627
Japan	197,287	1,562	-	198,849
Luxembourg	3,542	-	-	3,542
Macau	-	206	-	206
Malaysia	3,028	-	-	3,028
Mexico	5,254	-	-	5,254
Netherlands	51,824	41	-	51,865
New Zealand	1,959	-	-	1,959
Norway	8,439	-	-	8,439
Panama	30	-	-	30
Peru	321	-	-	321
Philippines	1,560	-	-	1,560
Poland	7,350	-	-	7,350
Portugal	815	-	-	815
Qatar	560	3,543	-	4,103
Russia	7,963	-	-	7,963
Singapore	22,082	215	-	22,297
South Africa	16,206	-	-	16,206
South Korea	49,268	-	-	49,268
Spain	21,285	118	-	21,403
Sweden	19,685	353	-	20,038
Switzerland	88,697	225	-	88,922
Taiwan	20,463	3,445	-	23,908
Thailand	15,120	-	-	15,120
Turkey	9,542	-	-	9,542
United Arab Emirates	-	792	-	792
United Kingdom	178,404	430	-	178,834
United States	14,607	-	-	14,607

Total Common Stock	1,117,723	70,965	-	1,188,688

Preferred Stock	7,246	256	-	7,502
Rights	67	-	-	67
Short-Term Investment	-	30,831	-	30,831
Exchange Traded Fund	51	-	-	51

Total Investments in Securities	$1,125,087	$102,052	$-	$1,227,139

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts*
Unrealized Appreciation	286	-	-	286

Total Other Financial Instruments	286	-	-	286

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

KP International Equity Funds

Schedule of Investments

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘-‘‘ are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Obligations — 26.8%
Consumer Discretionary – 1.9%
21st Century Fox America
6.150%, 02/15/41	$500	$597
4.500%, 02/15/21	100	107
3.700%, 09/15/24	120	122
Amazon.com
4.800%, 12/05/34	300	332
American Honda Finance
2.450%, 09/24/20	100	101
1.700%, 02/22/19	25	25
Arcos Dorados Holdings
5.875%, 04/04/27 (A) (B)	330	333
Atento Luxco
7.375%, 01/29/20 (A) (B)	220	226
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Block Financial
4.125%, 10/01/20	200	205
CBS
3.375%, 03/01/22	150	153
Charter Communications Operating
6.484%, 10/23/45	287	331
6.384%, 10/23/35	310	352
3.579%, 07/23/20	2,512	2,584
Cleveland Clinic Foundation
4.858%, 01/01/14	513	497
Comcast
4.250%, 01/15/33	500	515
3.375%, 02/15/25	125	127
3.150%, 03/01/26	50	49
3.000%, 02/01/24	1,488	1,487
2.750%, 03/01/23	100	100
Council of Europe Development Bank
1.750%, 11/14/19	100	100
Delphi
4.150%, 03/15/24	40	42
Delphi Automotive
3.150%, 11/19/20	100	102
Diageo Investment
2.875%, 05/11/22	100	102
Discovery Communications
3.800%, 03/13/24	50	50
Dollar General
4.150%, 11/01/25	25	26
DR Horton
4.000%, 02/15/20	35	36
3.750%, 03/01/19	25	26
Expedia
4.500%, 08/15/24	100	105
Ford Motor
5.291%, 12/08/46	1,320	1,317
4.346%, 12/08/26	45	46

Description	Face Amount (000)	Value (000)
Ford Motor Credit
5.875%, 08/02/21	$200	$223
3.339%, 03/28/22	200	201
2.240%, 06/15/18	200	200
General Motors
6.750%, 04/01/46	250	293
General Motors Financial
4.300%, 07/13/25	100	101
4.000%, 01/15/25	150	150
3.700%, 05/09/23	100	100
3.100%, 01/15/19	100	102
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43	2,840	115
5.000%, 05/13/45	200	182
Home Depot
4.400%, 04/01/21	100	108
2.625%, 06/01/22	100	101
2.000%, 06/15/19	200	200
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	555	550
Lear
5.250%, 01/15/25	45	47
Lowe’s
4.625%, 04/15/20	100	107
2.500%, 04/15/26	50	47
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	95
Magna International
3.625%, 06/15/24	50	51
Marriott International
3.125%, 10/15/21	250	246
Mattel
2.350%, 05/06/19	100	100
McDonald’s
3.500%, 03/01/27	100	100
3.375%, 05/26/25	100	101
2.750%, 12/09/20	20	20
NBCUniversal Media
4.375%, 04/01/21	100	107
Newell Brands
5.500%, 04/01/46	772	876
4.000%, 12/01/24	50	52
3.150%, 04/01/21	150	153
NIKE
2.375%, 11/01/26	200	187
Nordstrom
4.000%, 03/15/27	30	30
Omnicom Group
3.600%, 04/15/26	100	100
O’Reilly Automotive
3.550%, 03/15/26	50	50
QVC
4.450%, 02/15/25	65	63
Scripps Networks Interactive
2.750%, 11/15/19	100	101
Target
4.000%, 07/01/42	200	193

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Time Warner
4.875%, 03/15/20	$100	$107
4.750%, 03/29/21	100	108
3.600%, 07/15/25	100	99
2.100%, 06/01/19	100	100
Time Warner Cable
8.250%, 04/01/19	200	223
7.300%, 07/01/38	238	295
5.875%, 11/15/40	500	531
4.000%, 09/01/21	100	103
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
4.250%, 01/11/21	100	107
2.750%, 05/17/21	100	102
2.250%, 10/18/23	50	48
2.100%, 01/17/19	150	151
1.550%, 07/13/18	4,550	4,514
1.200%, 04/06/18	50	50
USJ Acucar e Alcool
9.875%, 11/09/21 (A) (B)	288	233
Viacom
4.375%, 03/15/43	216	187
3.450%, 10/04/26	576	548
3.125%, 06/15/22	889	880
Walt Disney
3.150%, 09/17/25	100	102
1.850%, 05/30/19	150	151
Wesleyan University
4.781%, 07/01/16	649	602
Whirlpool
4.000%, 03/01/24	60	63
Wyndham Worldwide
4.250%, 03/01/22	50	52

		25,200

Consumer Staples – 1.5%
Altria Group
9.250%, 08/06/19	200	232
Anheuser-Busch InBev Finance
4.900%, 02/01/46	2,173	2,348
3.650%, 02/01/26	350	354
2.650%, 02/01/21	215	217
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	110
5.375%, 01/15/20	100	109
4.950%, 01/15/42	500	537
2.500%, 07/15/22	100	99
Bunge Finance
3.250%, 08/15/26	120	116
Central American Bottling
5.750%, 01/31/27 (A) (B)	195	202
Clorox
3.500%, 12/15/24	50	52
Coca-Cola
3.300%, 09/01/21	100	105
2.875%, 10/27/25	50	49
2.550%, 06/01/26	50	48
2.450%, 11/01/20	50	51
1.875%, 10/27/20	50	50
Coca-Cola Femsa
2.375%, 11/26/18	150	151

Description	Face Amount (000)	Value (000)
Colgate-Palmolive
1.750%, 03/15/19	$100	$100
Constellation Brands
6.000%, 05/01/22	20	23
4.250%, 05/01/23	50	53
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	15
Costco Wholesale
1.700%, 12/15/19	100	100
CVS Health
5.125%, 07/20/45	440	485
3.875%, 07/20/25	120	124
2.875%, 06/01/26	50	48
2.250%, 12/05/18	150	151
2.125%, 06/01/21	50	49
CVS Pass-Through Trust
4.704%, 01/10/36 (A) (B)	715	747
4.163%, 08/11/36 (A) (B)	1,189	1,187
General Mills
5.650%, 02/15/19	100	107
Hershey
2.300%, 08/15/26	50	47
Ingredion
3.200%, 10/01/26	50	49
JM Smucker
2.500%, 03/15/20	100	101
Kellogg
4.000%, 12/15/20	100	106
Kimberly-Clark
2.750%, 02/15/26	100	97
Kraft Heinz Foods
3.950%, 07/15/25	150	152
2.000%, 07/02/18	735	737
Kroger
3.300%, 01/15/21	100	102
Mead Johnson Nutrition
3.000%, 11/15/20	30	31
Molson Coors Brewing
4.200%, 07/15/46	200	187
1.450%, 07/15/19	25	25
Mondelez International
5.375%, 02/10/20	200	216
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A) (B)	2,260	2,171
1.625%, 10/28/19 (A) (B)	1,203	1,183
PepsiCo
3.600%, 03/01/24	100	105
3.450%, 10/06/46	200	181
2.850%, 02/24/26	100	98
Philip Morris International
4.500%, 03/26/20	100	107
3.375%, 08/11/25	100	101
1.875%, 02/25/21	200	196
Procter & Gamble
2.450%, 11/03/26	50	48
1.900%, 11/01/19	100	101
Reynolds American
8.125%, 06/23/19	100	113
4.450%, 06/12/25	150	158
2.300%, 06/12/18	3,807	3,830
Sigma Alimentos
4.125%, 05/02/26 (A) (B)	270	264

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Sysco
2.600%, 10/01/20	$50	$50
2.500%, 07/15/21	35	35
1.900%, 04/01/19	30	30
Tyson Foods
4.875%, 08/15/34	200	205
Unilever Capital
4.250%, 02/10/21	150	161
Walgreens Boots Alliance
3.450%, 06/01/26	165	161
3.100%, 06/01/23	30	30
2.700%, 11/18/19	100	102
2.600%, 06/01/21	30	30
1.750%, 05/30/18	35	35
Wal-Mart Stores
4.250%, 04/15/21	125	135
4.000%, 04/11/43	400	400
3.300%, 04/22/24	100	104

		20,013

Energy – 4.0%
Anadarko Petroleum
6.950%, 06/15/19	5,082	5,589
6.600%, 03/15/46	1,047	1,266
Apache
3.250%, 04/15/22	100	100
Baker Hughes
7.500%, 11/15/18	150	163
Boardwalk Pipelines
4.950%, 12/15/24	50	53
BP Capital Markets
3.245%, 05/06/22	207	211
2.237%, 05/10/19	100	101
2.112%, 09/16/21	100	98
1.676%, 05/03/19	20	20
Buckeye Partners
3.950%, 12/01/26	200	196
Canadian Natural Resources
5.900%, 02/01/18	495	511
Cenovus Energy
6.750%, 11/15/39	287	327
5.700%, 10/15/19	25	27
4.450%, 09/15/42	40	-
3.000%, 08/15/22	20	20
Chevron
2.954%, 05/16/26	50	49
2.566%, 05/16/23	50	50
2.193%, 11/15/19	90	91
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	50
1.561%, 05/16/19	50	50
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	198
Columbia Pipeline Group
2.450%, 06/01/18	100	100
ConocoPhillips
6.500%, 02/01/39	300	382
6.000%, 01/15/20	100	111
4.200%, 03/15/21	50	53
Devon Energy
5.600%, 07/15/41	475	502
3.250%, 05/15/22	100	99

Description	Face Amount (000)	Value (000)
Ecopetrol
7.375%, 09/18/43	$200	$214
5.875%, 09/18/23	100	109
Emera US Finance
4.750%, 06/15/46	200	202
2.700%, 06/15/21	150	148
Enable Midstream Partners
2.400%, 05/15/19	50	50
Enbridge Energy Partners
5.875%, 10/15/25	100	112
Encana
6.500%, 05/15/19	851	919
3.900%, 11/15/21	50	51
Energy Transfer Partners
6.625%, 10/15/36	1,414	1,571
6.125%, 12/15/45	150	161
EnLink Midstream Partners
5.600%, 04/01/44	137	137
2.700%, 04/01/19	800	802
Enterprise Products Operating
3.350%, 03/15/23	100	101
2.850%, 04/15/21	30	30
EOG Resources
3.150%, 04/01/25	100	98
2.625%, 03/15/23	100	97
ExxonMobil
4.114%, 03/01/46	150	154
3.043%, 03/01/26	50	50
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	148
2.222%, 03/01/21	20	20
1.708%, 03/01/19	50	50
Fermaca Enterprises
6.375%, 03/30/38 (A) (B)	191	195
Halliburton
3.500%, 08/01/23	100	102
Husky Energy
4.000%, 04/15/24	100	102
Kinder Morgan
5.550%, 06/01/45	500	511
3.050%, 12/01/19	1,803	1,833
Kinder Morgan Energy Partners
4.150%, 02/01/24	2,084	2,112
3.500%, 03/01/21	20	20
Magellan Midstream Partners
4.250%, 02/01/21	100	105
Marathon Petroleum
3.400%, 12/15/20	100	103
MPLX
5.200%, 03/01/47	200	201
4.500%, 07/15/23	1,776	1,847
4.125%, 03/01/27	65	65
4.000%, 02/15/25	25	25
Nabors Industries
5.100%, 09/15/23	100	101
National Oilwell Varco
2.600%, 12/01/22	100	96
Noble Energy
8.250%, 03/01/19	2,423	2,695
4.150%, 12/15/21	100	105

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Occidental Petroleum
4.400%, 04/15/46	$200	$203
3.400%, 04/15/26	70	70
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A) (B)	300	164
ONEOK Partners
3.375%, 10/01/22	100	100
Pertamina Persero
6.450%, 05/30/44 (A) (B)	370	417
6.000%, 05/03/42 (A) (B)	250	265
5.250%, 05/23/21 (A) (B)	465	499
Petrobras Global Finance BV
6.125%, 01/17/22	20	21
4.375%, 05/20/23	920	872
Petroleos de Venezuela
9.000%, 11/17/21	660	314
8.500%, 10/27/20 (A) (B)	245	183
6.000%, 11/15/26 (A) (B)	665	233
5.375%, 04/12/27	795	274
Petroleos Mexicanos
8.000%, 05/03/19	250	276
6.875%, 08/04/26	50	55
6.750%, 09/21/47	938	952
6.500%, 06/02/41	350	349
6.375%, 02/04/21	240	240
5.625%, 01/23/46	1,084	969
5.500%, 02/04/19	2,414	2,527
4.875%, 01/24/22	350	360
4.625%, 09/21/23	200	201
3.500%, 07/23/20	555	534
Petronas Capital
4.500%, 03/18/45 (A) (B)	200	211
Phillips 66
4.650%, 11/15/34	300	304
Phillips 66 Partners
3.605%, 02/15/25	25	24
Pioneer Natural Resources
3.450%, 01/15/21	100	102
Plains All American Pipeline
6.650%, 01/15/37	996	1,116
4.650%, 10/15/25	150	155
Regency Energy Partners
4.500%, 11/01/23	100	103
Sabine Pass Liquefaction
6.250%, 03/15/22	2,063	2,290
5.750%, 05/15/24	703	766
5.625%, 02/01/21	225	243
Shell International Finance
4.550%, 08/12/43	400	415
3.250%, 05/11/25	150	152
2.875%, 05/10/26	100	97
Sinopec Group Overseas Development
3.500%, 05/03/26 (A) (B)	580	573
Spectra Energy Partners
3.500%, 03/15/25	100	97
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	705	684
Statoil
3.950%, 05/15/43	200	193
3.700%, 03/01/24	100	104
2.450%, 01/17/23	125	123

Description	Face Amount (000)	Value (000)
Stoneway Capital
10.000%, 03/01/27 (A) (B)	$150	$156
Suncor Energy
6.500%, 06/15/38	150	189
6.100%, 06/01/18	3,088	3,250
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	105
Total Capital Canada
2.750%, 07/15/23	100	99
Total Capital International
2.700%, 01/25/23	100	99
TransCanada PipeLines
4.875%, 01/15/26	100	111
4.625%, 03/01/34	300	314
1.625%, 11/09/17	671	671
Ultrapar International
5.250%, 10/06/26 (A) (B)	650	647
Valero Energy
9.375%, 03/15/19	29	33
3.650%, 03/15/25	100	99
Western Gas Partners
2.600%, 08/15/18	100	101
Williams Partners
6.300%, 04/15/40	1,188	1,331
5.250%, 03/15/20	250	269
3.600%, 03/15/22	100	102
YPF
8.500%, 07/28/25 (A) (B)	355	382

		51,731

Financials – 8.3%
Aflac
3.625%, 06/15/23	100	104
African Development Bank
1.375%, 02/12/20	100	99
1.125%, 09/20/19	100	99
AIA Group
2.250%, 03/11/19 (A) (B)	424	425
American Express Credit
2.700%, 03/03/22	2,324	2,321
2.375%, 05/26/20	100	101
2.250%, 05/05/21	100	99
2.200%, 03/03/20	100	100
American International Group
4.700%, 07/10/35	200	202
4.500%, 07/16/44	461	440
3.875%, 01/15/35	200	183
Ameriprise Financial
5.300%, 03/15/20	100	109
Andina de Fomento
4.375%, 06/15/22	100	107
Aon
5.000%, 09/30/20	100	108
Ares Capital
3.875%, 01/15/20	60	61
Asian Development Bank
2.000%, 01/22/25	100	97
1.750%, 03/21/19	100	100
1.625%, 08/26/20	300	297
1.375%, 01/15/19	100	100
1.000%, 08/16/19	100	98
0.875%, 04/26/18	100	100

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Assurant
4.000%, 03/15/23	$74	$75
Banco de Costa Rica
5.250%, 08/12/18 (A) (B)	540	548
Banco Internacional del Peru SAA Interbank
6.625%, 03/19/29 (A) (B) (C)	130	142
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A) (B)	210	214
4.875%, 11/01/18 (A) (B)	550	556
Bank of America
5.700%, 01/24/22	100	112
5.000%, 01/21/44	250	273
4.450%, 03/03/26	130	133
4.200%, 08/26/24	165	168
4.125%, 01/22/24	1,978	2,066
4.100%, 07/24/23	100	105
4.000%, 01/22/25	100	100
3.950%, 04/21/25	200	199
3.824%, 01/20/28 (C)	1,289	1,291
3.500%, 04/19/26	50	49
3.248%, 10/21/27	1,790	1,704
2.503%, 10/21/22	100	98
2.250%, 04/21/20	250	249
2.151%, 11/09/20	100	99
2.050%, 12/07/18	2,482	2,496
Bank of Montreal
2.100%, 12/12/19	65	65
1.800%, 07/31/18	50	50
Bank of New York Mellon
3.550%, 09/23/21	100	104
3.000%, 02/24/25	100	99
2.500%, 04/15/21	100	100
2.450%, 11/27/20	100	97
Bank of Nova Scotia
2.800%, 07/21/21	100	101
2.700%, 03/07/22	3,490	3,500
2.450%, 03/22/21	50	50
1.950%, 01/15/19	50	50
1.650%, 06/14/19	50	50
Barclays
4.950%, 01/10/47	273	273
4.375%, 01/12/26	200	202
2.875%, 06/08/20	250	251
Barrick North America Finance
4.400%, 05/30/21	37	40
BB&T
2.750%, 04/01/22	200	201
2.450%, 01/15/20	100	101
Berkshire Hathaway
3.125%, 03/15/26	200	200
Berkshire Hathaway Finance
4.300%, 05/15/43	200	205
1.300%, 08/15/19	5,041	4,993
BGEO Group JSC
6.000%, 07/26/23 (A) (B)	350	353
BlackRock
5.000%, 12/10/19	100	108
BMCE Bank
6.250%, 11/27/18	200	207
BMW US Capital
2.700%, 04/06/22 (A) (B)	2,556	2,558
BNP Paribas
2.375%, 05/21/20	200	200

Description	Face Amount (000)	Value (000)
BOC Aviation
3.875%, 04/27/26 (A) (B)	$200	$199
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	50	50
Capital One
1.650%, 02/05/18	2,642	2,642
Capital One Financial
3.750%, 07/28/26	100	97
3.200%, 02/05/25	50	48
3.050%, 03/09/22	150	150
2.450%, 04/24/19	100	101
Charles Schwab
4.450%, 07/22/20	100	107
Chubb INA Holdings
3.350%, 05/15/24	100	102
Citigroup
8.125%, 07/15/39	250	367
4.125%, 07/25/28	1,576	1,550
3.887%, 01/10/28 (C)	200	201
3.750%, 06/16/24	100	102
3.500%, 05/15/23	100	101
3.300%, 04/27/25	100	98
3.200%, 10/21/26	1,867	1,786
2.900%, 12/08/21	100	100
2.650%, 10/26/20	100	101
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	100
2.150%, 07/30/18	70	70
Citigroup Global Markets Holdings
24.750%, 03/03/21 (A) (B) (C)	1,060	281
17.440%, 01/25/18 (A) (B) (D)	11,800	563
16.501%, 03/08/18 (A) (B) (D)	8,200	385
0.000%, 03/03/21 (A) (B) (C)	1,000	265
Citizens Financial Group
2.375%, 07/28/21	30	30
CME Group
3.000%, 03/15/25	150	150
CNA Financial
5.875%, 08/15/20	100	111
Comerica
2.125%, 05/23/19	50	50
Commonwealth Bank of Australia
2.750%, 03/10/22 (A) (B)	3,952	3,960
Cooperatieve Rabobank UA
2.250%, 01/14/20	250	251
Credit Suisse Group Funding Guernsey
3.125%, 12/10/20	250	251
Credit Suisse New York
3.625%, 09/09/24	250	254
Deutsche Bank
3.700%, 05/30/24	85	84
2.950%, 08/20/20	100	100
Development Bank of Kazakhstan
4.125%, 12/10/22 (A) (B)	470	465
Discover Bank
3.100%, 06/04/20	250	255

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Discover Financial Services
4.100%, 02/09/27	$40	$40
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	150
1.500%, 03/16/20	200	198
0.875%, 07/22/19	200	200
European Investment Bank
3.250%, 01/29/24	250	262
2.125%, 10/15/21	300	295
1.875%, 03/15/19	150	151
1.625%, 12/18/18	100	100
1.375%, 06/15/20	250	244
1.250%, 05/15/18	550	546
1.125%, 08/15/18	150	150
Export Credit Bank of Turkey
5.875%, 04/24/19 (A) (B)	200	207
Fibria Overseas Finance
5.500%, 01/17/27	25	25
Fifth Third Bancorp
2.875%, 07/27/20	250	254
Financiera de Desarrollo
4.750%, 02/08/22 (A) (B)	440	467
First Republic Bank
4.625%, 02/13/47	200	200
FMS Wertmanagement AoeR
1.375%, 06/08/21	200	194
FS Investment
4.250%, 01/15/20	30	30
Glencore Funding
4.000%, 03/27/27 (A) (B)	1,605	1,585
Global Bank
4.500%, 10/20/21 (A) (B)	590	584
Goldman Sachs Group
6.750%, 10/01/37	200	247
5.150%, 05/22/45	350	368
4.750%, 10/21/45	1,024	1,079
3.750%, 05/22/25	350	352
3.625%, 01/22/23	1,200	1,230
2.750%, 09/15/20	75	75
2.625%, 04/25/21	100	100
2.600%, 04/23/20	200	200
2.550%, 10/23/19	200	202
2.350%, 11/15/21	45	44
2.300%, 12/13/19	85	85
Hanover Insurance Group
4.500%, 04/15/26	100	104
HSBC Finance
6.676%, 01/15/21	100	113
HSBC Holdings
6.500%, 09/15/37	250	308
4.375%, 11/23/26	900	907
4.250%, 08/18/25	200	201
4.041%, 03/13/28 (C)	1,335	1,349
4.000%, 03/30/22	100	105
3.262%, 03/13/23 (C)	1,704	1,714
2.950%, 05/25/21	200	201
Hyundai Capital America
3.100%, 04/05/22 (A) (B)	1,971	1,967
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	251

Description	Face Amount (000)	Value (000)
ING Groep
3.950%, 03/29/27	$457	$458
3.150%, 03/29/22	1,378	1,381
Inter-American Development Bank
2.125%, 11/09/20	375	374
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	147
1.000%, 05/13/19	100	99
Intercontinental Exchange
4.000%, 10/15/23	150	159
International Bank for Reconstruction & Development
2.500%, 11/25/24	250	250
2.250%, 06/24/21	50	50
2.125%, 02/13/23	100	99
2.000%, 01/26/22	200	199
1.875%, 03/15/19	200	202
1.625%, 03/09/21	150	148
1.250%, 07/26/19	100	99
1.000%, 06/15/18	300	299
International Finance
1.625%, 07/16/20	100	100
1.250%, 07/16/18	100	100
1.125%, 07/20/21	100	96
0.875%, 06/15/18	300	298
Jefferies Group
6.875%, 04/15/21	100	114
JPMorgan Chase
5.600%, 07/15/41	250	298
4.350%, 08/15/21	250	267
4.260%, 02/22/48 (C)	1,063	1,060
3.625%, 05/13/24	2,121	2,063
3.300%, 04/01/26	100	98
3.200%, 06/15/26	100	97
3.125%, 01/23/25	150	147
2.750%, 06/23/20	300	304
2.700%, 05/18/23	100	98
2.550%, 10/29/20	180	181
2.400%, 06/07/21	50	50
JPMorgan Chase Bank
8.375%, 03/17/34 (A) (B)	3,000,000	238
KeyCorp
5.100%, 03/24/21	150	164
KFW
2.500%, 11/20/24	650	654
1.875%, 06/30/20	400	400
1.250%, 09/30/19	150	149
1.000%, 06/11/18	900	896
Landwirtschaftliche Rentenbank
1.750%, 04/15/19	100	100
Lazard Group
3.750%, 02/13/25	50	50
Liberty Mutual Group
4.850%, 08/01/44 (A) (B)	770	781
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A) (B)	230	244
Lincoln National
3.625%, 12/12/26	100	100
Lloyds Banking Group
4.582%, 12/10/25	200	203

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Loews
2.625%, 05/15/23	$100	$98
Marsh & McLennan
2.750%, 01/30/22	30	30
2.350%, 09/10/19	75	76
MetLife
6.400%, 12/15/36	300	329
3.600%, 04/10/24	150	155
Metropolitan Life Global Funding I
3.450%, 12/18/26 (A) (B)	2,782	2,802
1.300%, 04/10/17 (A) (B)	2,266	2,266
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	205
Moody’s
2.750%, 07/15/19	100	101
Morgan Stanley
6.375%, 07/24/42	200	257
4.875%, 11/01/22	100	108
3.875%, 01/27/26	200	203
3.125%, 07/27/26	1,527	1,457
2.800%, 06/16/20	100	101
2.650%, 01/27/20	100	101
2.625%, 11/17/21	2,167	2,153
2.375%, 07/23/19	550	553
MUFG Americas Holdings
3.000%, 02/10/25	200	193
Nasdaq
3.850%, 06/30/26	150	149
National Australia Bank
2.625%, 01/14/21	250	251
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	170
2.700%, 02/15/23	100	99
National Savings Bank
8.875%, 09/18/18 (A) (B)	690	735
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	149
1.125%, 05/29/18	150	149
Pelabuhan Indonesia III Persero
4.875%, 10/01/24 (A) (B)	200	209
PNC Bank
2.400%, 10/18/19	250	252
1.450%, 07/29/19	250	247
Pricoa Global Funding I
1.900%, 09/21/18 (A) (B)	736	737
Principal Financial Group
3.400%, 05/15/25	100	100
Private Export Funding
2.250%, 03/15/20	200	203
Prudential Financial
4.600%, 05/15/44	200	211
Raizen Fuels Finance
5.300%, 01/20/27 (A) (B)	493	499
Regions Financial
3.200%, 02/08/21	50	51

Description	Face Amount (000)	Value (000)
Royal Bank of Canada
2.150%, 03/15/19	$200	$201
2.125%, 03/02/20	2,157	2,157
2.000%, 12/10/18	50	50
1.875%, 02/05/20	250	249
1.625%, 04/15/19	150	149
S&P Global
4.000%, 06/15/25	100	103
Santander Holdings USA
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	100
Santander UK
2.375%, 03/16/20	100	100
Santander UK Group Holdings
3.125%, 01/08/21	100	100
Siemens Financieringsmaatschappij
4.200%, 03/16/47 (A) (B)	217	220
3.400%, 03/16/27 (A) (B)	1,111	1,121
2.700%, 03/16/22 (A) (B)	2,043	2,045
Standard Chartered Bank
10.750%, 03/03/21 (A) (B)	132,000	820
8.250%, 05/19/36 (A) (B)	9,500,000	753
7.280%, 06/05/19 (B)	25,000	392
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	51
3.446%, 01/11/27	50	50
2.934%, 03/09/21	250	252
2.846%, 01/11/22	50	50
SunTrust Banks
2.900%, 03/03/21	50	51
2.700%, 01/27/22	150	149
2.500%, 05/01/19	50	51
Svensk Exportkredit
1.125%, 08/28/19	200	197
Synchrony Financial
4.500%, 07/23/25	100	103
3.000%, 08/15/19	100	101
Toronto-Dominion Bank
2.125%, 07/02/19	150	150
1.950%, 04/02/20 (A) (B)	473	471
1.800%, 07/13/21	100	97
Travelers
3.900%, 11/01/20	100	106
UBS
2.350%, 03/26/20	250	251
1.375%, 06/01/17	1,334	1,334
Unum Group
4.000%, 03/15/24	50	51
US Bancorp
2.375%, 07/22/26	250	233
1.950%, 11/15/18	100	101
Wells Fargo
4.900%, 11/17/45	449	468
4.750%, 12/07/46	454	464
4.650%, 11/04/44	350	351
4.125%, 08/15/23	200	210
3.550%, 09/29/25	100	101
3.000%, 01/22/21	300	295
2.550%, 12/07/20	85	85
2.150%, 12/06/19	250	251

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Westpac Banking
2.700%, 08/19/26	$100	$95
2.600%, 11/23/20	150	151
2.250%, 01/17/19	100	101
2.000%, 08/19/21	1,455	1,420
1.600%, 08/19/19	100	99
XLIT
5.750%, 10/01/21	74	82

		108,392

Health Care – 2.2%
Abbott Laboratories
4.900%, 11/30/46	1,080	1,119
3.400%, 11/30/23	50	51
2.900%, 11/30/21	2,453	2,464
2.800%, 09/15/20	150	151
2.350%, 11/22/19	70	70
AbbVie
4.700%, 05/14/45	200	200
3.200%, 11/06/22	100	101
2.850%, 05/14/23	50	49
2.300%, 05/14/21	50	49
1.800%, 05/14/18	2,928	2,931
Actavis Funding
4.550%, 03/15/35	300	301
3.800%, 03/15/25	190	192
3.450%, 03/15/22	3,989	4,073
Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	150
1.700%, 06/07/18	30	30
Agilent Technologies
3.050%, 09/22/26	65	62
AmerisourceBergen
3.400%, 05/15/24	100	101
Amgen
4.563%, 06/15/48	300	298
Anthem
3.300%, 01/15/23	200	202
AstraZeneca
2.375%, 11/16/20	150	150
1.950%, 09/18/19	100	100
Baxalta
3.600%, 06/23/22	100	102
Baxter International
2.600%, 08/15/26	100	94
Becton Dickinson
4.685%, 12/15/44	200	209
Biogen
3.625%, 09/15/22	100	103
Boston Scientific
3.375%, 05/15/22	100	102
2.850%, 05/15/20	100	101
Bristol-Myers Squibb
2.000%, 08/01/22	100	97
Cardinal Health
3.200%, 03/15/23	100	101
Celgene
5.000%, 08/15/45	250	262
3.875%, 08/15/25	100	102
Cigna
4.000%, 02/15/22	100	105

Description	Face Amount (000)	Value (000)
CR Bard
3.000%, 05/15/26	$50	$48
Danaher
3.350%, 09/15/25	30	31
Express Scripts Holding
4.750%, 11/15/21	100	107
Gilead Sciences
4.600%, 09/01/35	400	412
2.950%, 03/01/27	1,269	1,204
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	14
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	101
2.800%, 03/18/23	125	125
Humana
4.950%, 10/01/44	200	210
Johnson & Johnson
3.625%, 03/03/37	2,153	2,135
2.450%, 12/05/21	300	294
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	100
McKesson
2.284%, 03/15/19	100	101
Medtronic
4.625%, 03/15/45	740	795
4.375%, 03/15/35	200	210
2.750%, 04/01/23	100	99
2.500%, 03/15/20	150	152
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	198
1.850%, 02/10/20	150	150
Millennium Health LLC
0.000%, 04/16/21 (C) (E)	7	1
Mylan
5.250%, 06/15/46	200	205
3.750%, 12/15/20	100	102
New York and Presbyterian Hospital
4.763%, 08/01/16	668	621
Novartis Capital
3.400%, 05/06/24	100	103
3.000%, 11/20/25	50	50
2.400%, 05/17/22	2,806	2,791
1.800%, 02/14/20	25	25
Novartis Securities Investment
5.125%, 02/10/19	100	106
Pfizer
5.200%, 08/12/20	100	110
4.000%, 12/15/36	250	253
3.000%, 06/15/23	100	102
1.500%, 06/15/18	100	100
Quest Diagnostics
2.500%, 03/30/20	150	151
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	57
2.875%, 09/23/23	50	49
1.900%, 09/23/19	100	99

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Stryker
3.500%, 03/15/26	$25	$26
3.375%, 11/01/25	50	50
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	200	172
3.150%, 10/01/26	855	788
2.800%, 07/21/23	65	62
1.700%, 07/19/19	20	20
1.400%, 07/20/18	50	49
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
2.950%, 09/19/26	30	28
UnitedHealth Group
4.625%, 07/15/35	200	218
4.250%, 04/15/47	100	102
3.750%, 07/15/25	50	52
2.875%, 03/15/22	100	102
2.300%, 12/15/19	50	51
1.900%, 07/16/18	60	60
Western Dental
7.500%, 11/01/18	1,000	995
Zoetis
3.250%, 02/01/23	50	50

		28,766

Industrials – 2.3%
3M
1.625%, 06/15/19	100	100
AerCap Ireland Capital
4.625%, 10/30/20	225	238
4.500%, 05/15/21	4,335	4,544
3.750%, 05/15/19	175	180
Air Lease
3.375%, 01/15/19	150	153
2.125%, 01/15/20	50	50
American Airlines Pass-Through Trust
4.950%, 01/15/23	152	162
Boeing
2.350%, 10/30/21	150	150
2.125%, 03/01/22	50	50
Burlington Northern Santa Fe
4.900%, 04/01/44	200	220
4.125%, 06/15/47	1,553	1,549
3.750%, 04/01/24	200	211
3.050%, 03/15/22	100	102
Canadian National Railway
5.550%, 03/01/19	100	107
Canadian Pacific Railway
2.900%, 02/01/25	100	98
Caterpillar
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	103
Caterpillar Financial Services
2.450%, 09/06/18	150	152
1.350%, 05/18/19	200	197
CSX
3.800%, 11/01/46	913	833
DP World
6.850%, 07/02/37 (A) (B)	296	342

Description	Face Amount (000)	Value (000)
Embraer Netherlands Finance BV
5.400%, 02/01/27	$65	$67
Emerson Electric
2.625%, 02/15/23	100	100
FedEx
4.550%, 04/01/46	986	985
3.200%, 02/01/25	200	200
Fortive
3.150%, 06/15/26 (A) (B)	150	148
GE Capital International Funding
2.342%, 11/15/20	250	251
General Dynamics
2.250%, 11/15/22	100	98
General Electric
6.875%, 01/10/39	500	710
3.450%, 05/15/24	100	104
Georgian Oil and Gas
6.750%, 04/26/21 (A) (B)	200	210
Georgian Railway
7.750%, 07/11/22 (A) (B)	1,100	1,209
Honeywell International
4.250%, 03/01/21	125	134
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	107
John Deere Capital
3.350%, 06/12/24	100	103
2.800%, 03/04/21	150	152
2.650%, 01/06/22	815	818
2.200%, 03/13/20	1,023	1,026
Johnson Controls International
4.500%, 02/15/47	973	987
3.625%, 07/02/24 (F)	43	44
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A) (B)	930	1,006
L3 Technologies
5.200%, 10/15/19	125	134
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	213
Lockheed Martin
4.700%, 05/15/46	150	162
2.900%, 03/01/25	100	98
2.500%, 11/23/20	150	151
Masco
4.375%, 04/01/26	40	41
3.500%, 04/01/21	50	51
Norfolk Southern
3.250%, 12/01/21	100	103
2.900%, 06/15/26	35	34
Northrop Grumman
3.500%, 03/15/21	100	104
3.250%, 08/01/23	50	51
Owens Corning
4.200%, 12/01/24	100	103
PACCAR Financial
1.950%, 02/27/20	60	60
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	153

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Red de Carreteras de Occidente
9.000%, 06/10/28 (A) (B)	$6,100	$307
Rockwell Collins
4.350%, 04/15/47	891	890
3.200%, 03/15/24	898	897
Roper Technologies
2.050%, 10/01/18	100	100
Ryder System
2.800%, 03/01/22	30	30
2.550%, 06/01/19	95	96
Southwest Airlines
2.750%, 11/06/19	50	51
Stanley Black & Decker
2.900%, 11/01/22	100	101
Textron
3.650%, 03/15/27	100	99
TTX
2.250%, 02/01/19 (A) (B)	922	922
Union Pacific
4.000%, 04/15/47	529	522
3.799%, 10/01/51	200	186
3.646%, 02/15/24	100	105
3.000%, 04/15/27	1,441	1,425
United Airlines 2014-2 Class A Pass-Through Trust
3.750%, 09/03/26	91	93
United Parcel Service
5.125%, 04/01/19	100	107
3.125%, 01/15/21	45	47
United Technologies
3.100%, 06/01/22	100	103
2.650%, 11/01/26	130	125
1.950%, 11/01/21	50	49
1.778%, 05/04/18 (F)	3,974	3,973
1.500%, 11/01/19	50	50
Vale
5.625%, 09/11/42	100	94
Verisk Analytics
4.000%, 06/15/25	50	51
Waste Management
3.500%, 05/15/24	100	103

		30,158

Information Technology – 1.1%
Activision Blizzard
3.400%, 09/15/26 (A) (B)	50	49
Alphabet
3.375%, 02/25/24	100	104
Apple
4.650%, 02/23/46	300	322
4.500%, 02/23/36	350	378
3.850%, 08/04/46	1,169	1,115
3.450%, 05/06/24	100	103
2.500%, 02/09/22	183	184
2.250%, 02/23/21	50	50
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	49
Applied Materials
3.300%, 04/01/27	25	25
2.625%, 10/01/20	50	51
Arrow Electronics
3.500%, 04/01/22	100	101

Description	Face Amount (000)	Value (000)
Automatic Data Processing
2.250%, 09/15/20	$50	$51
Baidu
4.125%, 06/30/25	510	530
Broadcom
3.875%, 01/15/27 (A) (B)	100	100
3.625%, 01/15/24 (A) (B)	100	101
3.000%, 01/15/22 (A) (B)	100	100
2.375%, 01/15/20 (A) (B)	100	100
Cisco Systems
4.950%, 02/15/19	100	106
4.450%, 01/15/20	200	214
3.625%, 03/04/24	100	105
3.500%, 06/15/25	50	52
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	95
1.850%, 09/20/21	100	98
Corning
1.500%, 05/08/18	100	100
Diamond 1 Finance
8.350%, 07/15/46 (A) (B)	433	559
8.100%, 07/15/36 (A) (B)	286	359
6.020%, 06/15/26 (A) (B)	560	610
5.450%, 06/15/23 (A) (B)	85	92
4.420%, 06/15/21 (A) (B)	100	105
Fidelity National Information Services
5.000%, 10/15/25	100	109
Fiserv
2.700%, 06/01/20	100	101
Harris
5.054%, 04/27/45	100	110
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25	100	104
2.850%, 10/05/18	100	101
HP
4.650%, 12/09/21	100	107
Intel
4.100%, 05/19/46	250	249
3.700%, 07/29/25	25	26
2.450%, 07/29/20	60	61
International Business Machines
4.000%, 06/20/42	150	150
3.450%, 02/19/26	50	51
2.250%, 02/19/21	50	51
Juniper Networks
4.500%, 03/15/24	50	52
Keysight Technologies
3.300%, 10/30/19	100	102
Lam Research
2.800%, 06/15/21	50	50
Mastercard
2.950%, 11/21/26	50	50
Microsoft
4.250%, 02/06/47	3,268	3,350
4.100%, 02/06/37	200	206
3.300%, 02/06/27	60	61
3.125%, 11/03/25	100	101
2.875%, 02/06/24	35	35
2.400%, 08/08/26	100	95
1.850%, 02/06/20	100	100
1.625%, 12/06/18	150	151

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Motorola Solutions
3.500%, 09/01/21	$100	$101
NetApp
3.375%, 06/15/21	50	51
Oracle
4.300%, 07/08/34	500	519
2.950%, 05/15/25	100	99
2.500%, 05/15/22	150	149
2.400%, 09/15/23	50	49
2.375%, 01/15/19	150	152
1.900%, 09/15/21	90	88
QUALCOMM
3.000%, 05/20/22	100	101
1.400%, 05/18/18	100	100
Seagate HDD Cayman
4.750%, 01/01/25	100	98
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	51
Total System Services
4.800%, 04/01/26	100	108
Visa
4.300%, 12/14/45	150	157
3.150%, 12/14/25	200	201
2.800%, 12/14/22	100	101
Xilinx
2.125%, 03/15/19	50	50

		13,861

Materials – 0.8%
Agrium
6.125%, 01/15/41	150	176
Airgas
3.650%, 07/15/24	100	103
Barrick
5.250%, 04/01/42	150	163
4.100%, 05/01/23	32	34
BHP Billiton Finance USA
5.000%, 09/30/43	100	112
Celanese US Holdings
5.875%, 06/15/21	20	22
4.625%, 11/15/22	20	21
Dow Chemical
8.550%, 05/15/19	1,600	1,814
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	107
Ecolab
3.250%, 01/14/23	100	102
Goldcorp
3.700%, 03/15/23	50	51
International Paper
7.950%, 06/15/18	74	79
5.150%, 05/15/46	150	157
LYB International Finance II BV
3.500%, 03/02/27	1,045	1,026
LyondellBasell Industries
5.000%, 04/15/19	200	210
4.625%, 02/26/55	419	393
Mexichem
5.875%, 09/17/44 (A) (B)	690	676
Monsanto
4.700%, 07/15/64	200	187

Description	Face Amount (000)	Value (000)
Newmont Mining
3.500%, 03/15/22	$100	$103
Packaging Corp of America
3.650%, 09/15/24	100	101
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	100
PPG Industries
2.300%, 11/15/19	100	101
Sherwin-Williams
3.450%, 08/01/25	100	100
Southern Copper
6.750%, 04/16/40	950	1,071
5.875%, 04/23/45	150	156
3.875%, 04/23/25	30	30
Vale Overseas
6.875%, 11/21/36	1,055	1,134
5.875%, 06/10/21	996	1,068
4.375%, 01/11/22	250	254
Vulcan Materials
7.500%, 06/15/21	50	59
Westlake Chemical
5.000%, 08/15/46 (A) (B)	824	846
3.600%, 08/15/26 (A) (B)	100	98
WestRock RKT
4.450%, 03/01/19	100	104

		10,758

Real Estate – 0.4%
Alexandria Real Estate Equities
2.750%, 01/15/20 ‡	50	50
American Tower
4.000%, 06/01/25 ‡	200	203
2.250%, 01/15/22 ‡	50	48
AvalonBay Communities
3.500%, 11/15/24 ‡	100	101
Boston Properties
3.850%, 02/01/23 ‡	100	104
3.700%, 11/15/18 ‡	100	102
3.650%, 02/01/26 ‡	150	149
Brixmor Operating Partnership
3.900%, 03/15/27 ‡	575	564
3.875%, 08/15/22 ‡	30	31
3.250%, 09/15/23 ‡	100	97
CBL & Associates
5.250%, 12/01/23 ‡	150	146
Crown Castle International
5.250%, 01/15/23 ‡	100	109
3.700%, 06/15/26 ‡	35	34
2.250%, 09/01/21 ‡	55	54
DDR
3.500%, 01/15/21 ‡	100	101
Digital Realty Trust
3.625%, 10/01/22 ‡	100	102
Duke Realty
3.750%, 12/01/24 ‡	100	102
EPR Properties
4.750%, 12/15/26 ‡	50	50
ERP Operating
4.625%, 12/15/21 ‡	120	129
Essex Portfolio
3.375%, 04/15/26 ‡	100	97
HCP
5.375%, 02/01/21 ‡	200	218

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Hospitality Properties Trust
5.250%, 02/15/26 ‡	$100	$105
5.000%, 08/15/22 ‡	100	106
Host Hotels & Resorts
3.750%, 10/15/23 ‡	100	101
Kimco Realty
3.200%, 05/01/21 ‡	50	51
Liberty Property
4.125%, 06/15/22 ‡	100	105
National Retail Properties
4.000%, 11/15/25 ‡	35	36
3.600%, 12/15/26 ‡	100	98
Omega Healthcare Investors
4.375%, 08/01/23 ‡	50	51
Realty Income
3.250%, 10/15/22 ‡	100	101
Regency Centers
3.600%, 02/01/27 ‡	30	30
Senior Housing Properties Trust
3.250%, 05/01/19 ‡	150	151
Simon Property Group
3.375%, 10/01/24 ‡	125	126
3.300%, 01/15/26 ‡	100	98
2.200%, 02/01/19 ‡	150	151
UDR
4.000%, 10/01/25 ‡	50	51
Ventas Realty
4.250%, 03/01/22 ‡	100	105
3.750%, 05/01/24 ‡	50	50
2.700%, 04/01/20 ‡	100	101
VEREIT Operating Partnership
4.875%, 06/01/26 ‡	20	21
4.600%, 02/06/24 ‡	15	16
4.125%, 06/01/21 ‡	10	10
3.000%, 02/06/19 ‡	25	25
Vornado Realty
2.500%, 06/30/19 ‡	100	101
Welltower
5.250%, 01/15/22 ‡	100	110
Weyerhaeuser
4.625%, 09/15/23 ‡	100	108
WP Carey
4.600%, 04/01/24 ‡	50	52

		4,651

Telecommunication Services – 1.1%
AT&T
5.250%, 03/01/37	1,296	1,321
5.150%, 03/15/42	191	190
4.500%, 03/09/48	404	359
4.350%, 06/15/45	600	528
4.300%, 12/15/42	585	520
4.125%, 02/17/26	200	203
3.600%, 02/17/23	4,072	4,124
2.625%, 12/01/22	125	122
2.450%, 06/30/20	250	250
Deutsche Telekom International Finance
6.750%, 08/20/18	100	107
Digicel
6.000%, 04/15/21 (A) (B)	280	254

Description	Face Amount (000)	Value (000)
Orange
4.125%, 09/14/21	$100	$105
RELX Capital
3.125%, 10/15/22	100	100
Rogers Communications
6.800%, 08/15/18	50	54
2.900%, 11/15/26	50	47
Thomson Reuters
3.350%, 05/15/26	100	97
Verizon Communications
5.250%, 03/16/37	416	430
5.150%, 09/15/23	2,531	2,786
4.862%, 08/21/46	750	721
4.400%, 11/01/34	400	379
4.272%, 01/15/36	1,428	1,322
3.650%, 09/14/18	150	154
2.946%, 03/15/22 (A) (B)	102	102
2.625%, 08/15/26	135	123
Vodafone Group
4.375%, 02/19/43	300	274
2.500%, 09/26/22	100	98

		14,770

Utilities – 3.2%
Abengoa Transmision
6.875%, 04/30/43 (A) (B)	249	267
AEP Transmission
3.100%, 12/01/26 (A) (B)	150	148
American Water Capital
3.400%, 03/01/25	100	103
Arizona Public Service
4.500%, 04/01/42	200	212
3.150%, 05/15/25	50	50
Berkshire Hathaway Energy
3.750%, 11/15/23	100	105
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	98
Cleco Corporate Holdings
3.743%, 05/01/26 (A) (B)	100	99
CMS Energy
6.250%, 02/01/20	100	110
3.000%, 05/15/26	40	39
Comision Federal de Electricidad
4.875%, 01/15/24 (A) (B)	215	221
4.750%, 02/23/27 (A) (B)	200	201
Delmarva Power & Light
4.150%, 05/15/45	1,004	1,030
Dominion Gas Holdings
2.500%, 12/15/19	1,300	1,315
Dominion Resources
4.050%, 09/15/42	150	141
2.962%, 07/01/19	1,226	1,243
2.750%, 01/15/22	100	99
DTE Energy
2.400%, 12/01/19	100	101
Duke Energy
3.750%, 09/01/46	350	314
3.050%, 08/15/22	100	101
2.100%, 06/15/18	50	50

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Duke Energy Carolinas
5.300%, 02/15/40	$300	$355
2.950%, 12/01/26	50	49
Enel Generacion Chile
4.250%, 04/15/24	50	51
Entergy
4.000%, 07/15/22	50	52
Exelon
5.625%, 06/15/35	243	278
3.400%, 04/15/26	100	98
1.550%, 06/09/17	1,563	1,563
Exelon Generation
5.600%, 06/15/42	600	572
FirstEnergy Transmission
5.450%, 07/15/44 (A) (B)	1,022	1,116
Fortis
3.055%, 10/04/26 (A) (B)	2,351	2,199
2.100%, 10/04/21 (A) (B)	1,027	995
Georgia Power
4.300%, 03/15/42	300	288
ITC Holdings
5.300%, 07/01/43	782	870
3.650%, 06/15/24	25	25
Jersey Central Power & Light
4.700%, 04/01/24 (A) (B)	1,243	1,327
Kansas City Power & Light
3.650%, 08/15/25	100	100
Listrindo Capital BV
4.950%, 09/14/26 (A) (B)	250	244
Metropolitan Edison
7.700%, 01/15/19	100	109
MidAmerican Energy
3.950%, 08/01/47	250	250
2.400%, 03/15/19	138	139
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,439	1,459
2.056%, 09/01/17	3,343	3,354
Northern States Power
2.600%, 05/15/23	100	100
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	98
Oncor Electric Delivery
7.000%, 09/01/22	100	121
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
6.050%, 03/01/34	400	501
2.950%, 03/01/26	50	49
PPL Capital Funding
3.500%, 12/01/22	150	153
Progress Energy
7.750%, 03/01/31	2,277	3,171
7.050%, 03/15/19	1,225	1,338
7.000%, 10/30/31	124	164
PSEG Power
3.000%, 06/15/21	50	50
Public Service Electric & Gas
2.300%, 09/15/18	100	101
Puget Energy
6.500%, 12/15/20	100	112

Description	Face Amount (000)	Value (000)
Sempra Energy
9.800%, 02/15/19	$5,049	$5,759
3.750%, 11/15/25	100	102
3.550%, 06/15/24	100	101
Southern
4.400%, 07/01/46	845	808
3.250%, 07/01/26	150	143
2.350%, 07/01/21	1,789	1,757
1.850%, 07/01/19	100	99
Southern California Edison
3.500%, 10/01/23	150	156
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
2.750%, 10/01/26	50	47
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A) (B)	315	317
Union Electric
3.500%, 04/15/24	150	155
Virginia Electric & Power
4.000%, 11/15/46	789	779
3.500%, 03/15/27	100	102
3.100%, 05/15/25	100	100
WEC Energy Group
1.650%, 06/15/18	1,109	1,109
Xcel Energy
3.350%, 12/01/26	100	100
2.600%, 03/15/22	777	774
1.200%, 06/01/17	1,015	1,014

		41,073

Total Corporate Obligations (Cost $349,411) (000)		349,373

U.S. Treasury Obligations — 24.2%
U.S. Treasury Bonds
5.000%, 05/15/37 - 05/15/37	2,240	3,013
4.750%, 02/15/37 - 02/15/37	9,493	12,398
4.375%, 02/15/38 - 02/15/38	1,500	1,872
3.750%, 11/15/43 - 11/15/43	6,000	6,827
3.500%, 02/15/39 - 02/15/39	3,000	3,302
3.375%, 05/15/44 - 05/15/44	5,500	5,869
3.000%, 05/15/45 - 05/15/45	4,618	4,591
2.875%, 08/15/45 - 11/15/46	13,838	13,424
2.500%, 02/15/46 - 05/15/46	476	426
2.250%, 08/15/46 - 08/15/46	7,077	5,990

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Notes
3.500%, 05/15/20 - 05/15/20	$750	$794
3.375%, 11/15/19 - 11/15/19	1,000	1,051
3.125%, 05/15/19 - 05/15/19	1,500	1,557
2.750%, 02/15/24 - 02/15/24	1,000	1,035
2.625%, 08/15/20 - 11/15/20	2,750	2,839
2.500%, 08/15/23 - 05/15/24	3,100	3,159
2.375%, 12/31/20 - 08/15/24	3,150	3,199
2.250%, 03/31/21 - 02/15/27	5,798	5,794
2.125%, 08/15/21 - 02/29/24	5,201	5,201
2.000%, 09/30/20 - 11/15/26	22,878	22,827
1.875%, 11/30/21 - 05/31/22	16,615	16,576
1.750%, 09/30/19 - 05/15/23	18,469	18,350
1.625%, 04/30/19 - 05/15/26	34,542	33,531
1.500%, 12/31/18 - 08/15/26	24,191	23,082
1.375%, 07/31/18 - 08/31/23	51,108	50,682
1.250%, 11/15/18 - 07/31/23	25,761	25,298
1.125%, 01/15/19 - 09/30/21	24,977	24,293
1.000%, 09/30/19 - 09/30/19	800	792
0.875%, 10/15/18 - 06/15/19	9,258	9,205
0.750%, 07/31/18 - 08/15/19	8,299	8,242

Total U.S. Treasury Obligations (Cost $317,910) (000)		315,219

Mortgage-Backed Securities — 24.0%
Agency Mortgage-Backed Obligations – 22.6%
FHLMC
6.250%, 07/15/32 - 07/15/32	1,005	1,400
6.000%, 05/01/40 - 05/01/40	255	288
5.000%, 04/01/36 - 01/15/40	1,294	1,411
4.500%, 08/01/40 - 04/01/46	5,225	5,639
4.000%, 07/01/46 - 05/15/29	14,379	15,098
3.500%, 03/01/46 - 03/01/47	22,237	22,775
3.000%, 12/01/46 - 04/15/43	22,203	22,092
2.500%, 04/15/27 - 02/01/32	2,733	2,737
1.800%, 01/27/20 - 01/27/20	100	100
1.330%, 12/30/20 - 12/30/20	400	389
FHLMC Multifamily Structured Pass Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 - 02/25/23 (C)	1,000	1,047
2.673%, 03/25/26 - 03/25/26	400	393
FNMA
5.500%, 08/01/37 - 08/01/37	2,919	3,269
5.000%, 11/01/44 - 10/01/40	6,216	6,810
4.500%, 02/01/46 - 01/01/30	9,181	9,855
4.000%, 11/01/44 - 07/25/39	31,776	33,375
3.500%, 08/01/45 - 03/01/46	54,574	55,895
3.000%, 01/01/47 - 05/01/43	48,201	48,176
2.828%, 04/25/25 - 04/25/25 (C)	350	351
2.500%, 01/01/32 - 04/25/27	9,219	9,224
GNMA
5.000%, 04/01/40 - 09/20/46	1,584	1,717
4.500%, 01/20/47 - 04/01/39	4,639	4,955
4.000%, 01/20/47 - 04/01/40	14,645	15,463
3.500%, 07/20/46 - 04/15/41	22,254	23,080
3.000%, 01/20/47 - 04/15/43	8,982	9,067

		294,606

Description	Face Amount (000)	Value (000)
Non-Agency Mortgage-Backed Obligations – 1.4%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33 - 12/25/33 (A)	$909	$911
5.750%, 10/25/33 - 10/25/33 (A)	73	75
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30 - 12/10/30 (A) (B)	1,171	1,181
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46 - 11/10/46	388	414
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1
0.971%, 06/25/47 - 06/25/47 (A) (B) (C)	440	406
COMM Mortgage Trust, 2013-Ser CR8, Cl A5
3.612%, 06/10/46 - 06/10/46 (C)	90	94
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48 - 02/10/48	1,000	1,005
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
4.238%, 07/10/45 - 07/10/45 (C)	554	597
3.983%, 08/10/50 - 08/10/50	610	648
3.902%, 07/10/50 - 07/10/50	40	41
2.941%, 01/10/46 - 01/10/46	640	648
Commercial Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 - 02/10/35 (A) (B)	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 4A4
5.750%, 11/25/33 - 11/25/33 (A)	93	98
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49 - 11/15/49	605	611
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37 - 09/15/37 (A) (B)	302	309
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50 - 05/10/50	59	60
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
4.271%, 11/10/46 - 11/10/46	18	19
3.135%, 06/10/46 - 06/10/46	229	233
2.933%, 06/05/31 - 06/05/31 (A) (B)	1,155	1,173
GS Mortgage Securities Trust 2015, Ser GC32, Cl A4
3.764%, 07/10/48 - 07/10/48	500	521

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35 - 02/25/35 (A)	$79	$79
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.077%, 05/19/34 - 05/19/34 (A) (C)	56	56
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A5
3.723%, 03/15/50 - 03/15/50	395	408
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.299%, 02/25/35 -02/25/35 (A) (C)	259	255
3.128%, 04/25/35 - 04/25/35 (A) (C)	72	71
3.085%, 06/25/35 - 06/25/35 (A) (C)	142	143
2.801%, 11/25/33 11/25/33 (A) (C)	176	168
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.801%, 05/25/36 - 05/25/36 (A) (C)	322	311
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
4.259%, 10/15/46 - 10/15/46 (C)	327	351
4.083%, 07/15/46 - 07/15/46 (C)	315	338
4.064%, 02/15/47 - 02/15/47	189	201
3.787%, 01/15/47 - 01/15/47	238	249
3.249%, 02/15/48 - 02/15/48	494	496
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 -07/13/29 (A) (B)	1,085	1,123
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
3.093%, 06/25/34 - 06/25/34 (A) (C)	306	302
Wells Fargo Commercial Mortgage Trusts, Ser 2015-SG1, Cl A4
3.789%, 09/15/48 - 09/15/48	466	482
3.640%, 12/15/59 - 12/15/59	426	435
3.635%, 03/15/50 - 03/15/50	420	431
3.617%, 09/15/57 - 09/15/57	96	98
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48 - 05/15/48	1,000	1,021
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.070%, 05/01/35 - 05/01/35 (A) (C)	173	176
3.065%, 10/25/33 - 10/25/33 (A) (C)	719	720

Description	Face Amount (000)	Value (000)
WFRBS Commercial Mortgage Trust 2013, Ser C14, Cl A5
3.337%, 06/15/46 - 06/15/46	$60	$61
WFRBS Commercial Mortgage Trust 2013-C13, Ser C13, Cl A3
2.749%, 05/15/45 - 05/15/45	500	497
WFRBS Commercial Mortgage Trust 2013-C14, Ser C14, Cl A4
3.073%, 06/15/46 - 06/15/46	584	590

		18,119

Total Mortgage-Backed Securities (Cost $312,092) (000)		312,725

Loan Participations — 9.7%
Aerospace/Defense – 0.0%
Transdigm Inc., Extended Term Loan F, 1st Lien
3.781%, 06/09/23	498	495
Transdigm Inc., Term Loan D, 1st Lien
3.998%, 06/04/21	136	136
Transdigm Inc., Tranche D Term Loan, 1st Lien
3.998%, 06/04/21	10	10

		641

Automotive – 0.1%
Capital Automotive LP, Initial Tranche B Term Loan,
7.000%, 03/21/25	233	236
Horizon Global Corp., Term Loan B, 1st Lien
7.000%, 06/30/21	258	261
MPG Holdco I Inc., Term Loan B-1, 1st Lien
3.750%, 10/20/21	194	194
TI Group Automotive Systems LLC, Initial Term Loan, 1st Lien
3.531%, 06/30/22	622	623

		1,314

Building Materials – 0.4%
American Builders & Contractors Supply Company Inc., Term Loan B, 1st Lien
3.531%, 10/31/23	621	622
Berry Plastics Corporation, Term K Loan, 1st Lien
3.108%, 02/08/20	826	831
C.H.I. Overhead Doors, Inc., Initial Term Loan,
4.250%, 07/29/22	499	498
Headwaters Inc., Term Loan B, 1st Lien
4.000%, 03/24/22	24	24
PGT Inc., Initial Term Loan, 1st Lien
6.750%, 02/16/22	733	738

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Quikrete Holdings, Inc., Initial Loan,
4.022%, 11/03/23	$500	$504
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.289%, 08/25/22	520	526
SRS Distribution Inc., Term B-4 Loan,
5.289%, 08/25/22	156	158
SRS Distribution Inc., Tranche B-1 Loan, 1st Lien
5.289%, 08/25/22	111	112
Tecomet Inc., Initial Term Loan, 1st Lien
7.750%, 11/25/21	-	-
5.750%, 11/25/21	98	98
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.039%, 11/30/23	750	757

		4,868

Chemicals – 0.8%
Allnex (Luxembourg) & Cy SCA , Tranche B-2 Term Loan, 1st Lien
5.123%, 06/02/23	2	2
Allnex (Luxembourg) & Cy SCA , Tranche B-3 Term Loan
5.123%, 06/02/23	1	1
Allnex (Luxembourg) & Cy SCA, Term Loan B-2, 1st Lien
5.130%, 09/13/23	710	710
Allnex (Luxembourg) & Cy SCA, Term Loan B-3, 1st Lien
5.130%, 06/02/23	535	535
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan,
5.000%, 11/20/23	407	409
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan,
5.000%, 11/20/23	529	532
Ferro Corp Term Loan B
3.536%, 02/08/24	1,000	1,005
Huntsman International LLC, 2023 Term B Loan, 1st Lien
3.842%, 04/01/23	178	180
3.781%, 04/01/23	480	483
Ineos Styrolution US Holding LLC, Initial Term Loan, 1st Lien
4.750%, 09/30/21	331	331
IPS Corp., 1st Lien
0.217%, 12/14/23	500	502
IPS Corp., 2nd Lien
0.254%, 12/14/24	250	249

Description	Face Amount (000)	Value (000)
MacDermid, Incorporated (Platform Specialty Products Corporation), Tranche B-4 Term Loan, 1st Lien
5.000%, 10/13/23	$1,000	$1,002
Ravago Holdings America Inc., Initial Term Loan, 1st Lien
5.000%, 07/13/23	672	676
SIG Combibloc Holdings SCA, Initial Term Loan, 1st Lien
4.000%, 03/11/22 (E)	-	-
Solenis International LP, Initial Term Loan, 1st Lien
4.250%, 07/31/21	483	484
Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien
4.750%, 11/30/23	773	779
Tricorbraun Holdings, Inc., Delayed Draw Term Loan,
3.750%, 11/29/17	77	78
Tronox Pigments (Netherlands) BV, New Term Loan, 1st Lien
4.500%, 03/19/20	750	754
0.000%, 03/19/20 (E) (H)	-	-
Univar USA Inc., Term B-2 Loan, 1st Lien
3.608%, 07/01/22	718	719
US Farathane LLC, Term Loan B-2, 1st Lien
5.750%, 12/23/21	481	485

		9,916

Computers & Electronics – 1.0%
Applied Systems, Cov-Lite Term Loan
4.000%, 01/25/21	748	752
Aricent Technologies (Aricent US Inc.), Initial Term Loan, 1st Lien
5.500%, 04/14/21	55	55
Aricent Technologies, Initial Term Loan, 1st lien
5.500%, 04/14/21	144	144
Aricent Technologies, Initial Term Loan, 2nd Lien
9.500%, 04/14/22	550	550
Campaign Monitor Finance Property Limited, Initial Term Loan, 1st Lien
6.250%, 03/18/21	48	44
Dell International L.L.C. (EMC Corporation), Term A-2 Loan, 1st Lien
3.240%, 06/02/21 (G)	750	749
Dell, Term Loan A1
2.790%, 12/31/18	374	375
Electrical Components International Inc., Initial Term Loan, 1st Lien
5.750%, 05/28/21	634	634

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Epicor Software Corp., Term Loan B, 1st Lien
4.750%, 06/01/22	$748	$749
Go Daddy Operating Company LLC (GD Finance Co, Inc.), Delayed Draw Term Loan, 1st Lien
2.500%, 02/15/24 (G)	571	571
Go Daddy Operating Company LLC (GD Finance Co, Inc.), Initial Term Loan, 1st Lien
3.412%, 02/15/24 (G)	429	430
Internet Brands, Term Loan
4.750%, 07/08/21	621	624
Kronos Incorporated, Initial Term Loan,
5.034%, 11/01/23	1,295	1,302
5.000%, 11/01/23	3	3
MA Financeco LLC, Term Loan B-2, 1st Lien
4.789%, 11/19/21	195	196
Magic Newco LLC, Initial Term Loan, 1st Lien
5.000%, 12/12/18	484	485
Microsemi Corp., Term Loan B, 1st Lien
3.226%, 12/17/22	589	591
MRI Software LLC, Initial Term Loan, 1st Lien
5.250%, 06/23/21	498	493
Oberthur, Term Loan B-1, 1st Lien
4.701%, 01/10/24	242	244
Oberthur, Term Loan B-2, 1st Lien
3.750%, 12/14/23 (H)	392	395
ON Semiconductor Corporation, 2016 New Replacement Term Loan,
4.031%, 03/31/23	866	869
Onex Carestream Finance LP, Initial Term Loan, 1st Lien
5.000%, 06/07/19	433	418
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.250%, 03/03/23	750	753
Sungard Availability Services Capital, Inc., Initial Term Loan, 1st Lien
6.000%, 03/29/19	500	483
Veritas US Inc., Initial Dollar Term B-1 Loan,
0.000%, 01/27/23 (H)	1,000	990
Wall Street Systems Delaware Inc., Initial Term Loan, 1st Lien
4.500%, 04/09/21	479	480

		13,379

Description	Face Amount (000)	Value (000)
Construction – 0.1%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
4.760%, 11/26/20	$8	$8
0.000%, 11/26/20 (H)	273	273
Brand Energy, Cov-Lite, Term Loan
4.750%, 11/26/20	469	470

		751

Consumer Discretionary – 0.1%
Priso Acquisiton Corp
4.000%, 05/08/22	744	745
Tecnnicolor, Term Loan, 1st Lien
0.000%, 12/06/23 (H)	500	500

		1,245

Consumer Nondurables – 0.2%
Coty Inc., New Term B USD Loan, 1st Lien
3.311%, 10/27/22	99	100
Galleria Co., Term Loan B, 1st Lien
3.813%, 09/29/23	175	176
NM Z Parent Inc. (aka Zep Inc.), 2016 Term Loan, 1st Lien
5.000%, 06/27/22	496	502
Pike Corporation, Initial Term Loan,
9.000%, 09/02/24	250	253
4.750%, 03/01/24	750	758
Prestige Brands, Inc., Term B-4 Loan, 1st Lien
3.531%, 01/26/24	361	364

		2,153

Consumer Services – 0.1%
Amaya Holdings BV, Initial Term B-3 Loan,
4.500%, 08/01/21	129	129
American Airlines, Inc., 2017 Replacement Term Loan
2.982%, 06/26/20	750	749

		878

Educational Services – 0.0%
Education Management II LLC, Term Loan A, 1st Lien
5.500%, 07/02/20	129	63
Education Management II LLC, Term Loan B, 1st Lien
2.000%, 07/02/20	246	9

		72

Entertainment & Leisure – 0.2%
AMC Entertainment Inc., Initial Term Loan, 1st Lien
3.521%, 12/15/22	720	725
Authentic Brands, 2nd Lien
9.500%, 05/27/22	500	504

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
BC Equity Ventures LLC, Initial Term Loan, 1st Lien
7.500%, 08/24/22	$498	$502
ClubCorp Club Operations Inc., Term Loan B, 1st Lien
4.000%, 12/15/22	868	871
Intrawest
4.500%, 12/09/20	750	753

		3,355

Financials – 0.6%
Altisource Solutions SARL, Term Loan B, 1st Lien
4.500%, 12/09/20	435	419
Citco III Limited, Initial Term Loan , 1st Lien
4.250%, 06/29/18	969	973
Citco III Limited, Term Loan, 1st Lien
0.000%, 06/29/18 (E) (H)	-	-
Duff & Phelps Investment Management Co., Initial Term Loan, 1st Lien
4.750%, 03/14/20	497	500
Freedom Mortgage Corporation, Initial Term Loan, 1st Lien
6.862%, 02/17/22	750	760
Ineos US Finance LLC, New 2024 Dollar Term Loan
3.531%, 02/28/24 (G)	1,000	1,005
NXT Capital, Inc. (NXT Capital, LLC), Term Loan, 1st Lien
5.500%, 11/23/22	750	754
RPI Finance Trust, Term B-5 Term Loan, 1st Lien
3.498%, 10/14/22	750	751
SBA Senior Finance II LLC, Incremental Term Loan B, 1st Lien
3.040%, 03/24/21	733	734
Telenet Financing USD LLC, Term Loan AF Facility,
3.912%, 01/31/25	500	500
Virtus Investment Term Loan, 1st Lien
0.000%, 03/03/24 (H)	1,000	1,010
Walter Investment Management Corp., Initial Term Loan, 1st Lien
4.750%, 12/18/20	664	572

		7,978

Food & Beverage – 0.4%
B&G Foods Inc., Term Loan B, 1st Lien
3.811%, 11/02/22	597	602
Constellation Brands, Term Loan B
4.750%, 11/15/23	500	504
Del Monte Foods Inc., Initial Term Loan, 1st Lien
6.000%, 02/18/21	1	1
4.250%, 02/18/21	484	397

Description	Face Amount (000)	Value (000)
Del Monte Foods, Inc., Initial Loan, 1st Lien
3.000%, 02/18/21 (E)	$-	$-
JBS USA Lux SA (fka JBS USA, LLC), Initial Term Loan, 1st Lien
3.289%, 10/30/22	707	709
New Red Finance, Inc., Term B-3 Loan, 1st Lien
3.250%, 02/16/24	1,385	1,385
US Foods Inc., Term Loan B, 1st Lien
3.531%, 06/27/23	1,240	1,251

		4,849

Forest Products – 0.1%
LBM Borrower, 1st Lien
6.250%, 08/20/22	131	132
LBM, 1st Lien
6.304%, 08/20/22	313	313
Prolamina, Term Loan, 1st Lien
7.000%, 11/17/23 (G)	499	502
Prolamina, Term Loan, 2nd Lien
9.500%, 11/18/24	125	127

		1,074

Gaming & Hotels – 0.3%
Gateway Casinos & Entertainment Limited, Initial Tranche B-1 Term Loan
4.800%, 02/22/23 (G)	750	757
Hilton Worldwide Finance LLC, Ser B-2 Term Loan, 1st Lien
2.778%, 10/25/23	984	990
Hilton Worldwide Holdings Inc., Extended Term Loan, 1st Lien
2.928%, 10/25/23	2	2
Las Vegas Sands, Term Loan B
3.040%, 12/19/20 (G)	1,000	1,000
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
3.281%, 04/25/23 ‡ (C)	268	270
Playa Funding 8/13, Term Loan
4.000%, 08/09/19	997	998
Playa Resorts Holding BV, Initial Term Loan, 1st Lien
4.000%, 08/09/19	3	3
Plaze, Cove-Lite Term Loan
4.500%, 07/31/22	333	335

		4,355

Health Care – 0.9%
ABB/Con-Cise Optical Group LLC, Initial Term Loan
6.100%, 06/15/23	86	87
ABB/Con-Cise Optical Group LLC, Initial Term Loan, 1st Lien
6.131%, 06/15/23	662	668

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Alliance HealthCare Services Inc., Initial Term Loan, 1st Lien
4.381%, 06/03/19	$71	$71
4.356%, 06/03/19	84	83
4.250%, 06/03/19	324	323
Alvogen Pharma US Inc., Initial Term Loan, 1st Lien
6.000%, 04/01/22	335	333
AMAG Pharmaceuticals Inc., Initial Term Loan, 1st Lien
4.750%, 08/17/21	483	483
Amneal Pharmaceuticals LLC, Term Loan B, 1st Lien
6.250%, 11/01/19	-	-
4.500%, 11/01/19	557	557
CHS/Community Health Systems Inc., Term Loan G, 1st Lien
3.804%, 12/31/19	812	806
Drumm Investors LLC, Initial Term Loan, 1st Lien
9.500%, 05/04/18	1,022	1,019
Endo Luxembourg Finance Company I SARL., Term Loan B, 1st Lien
3.813%, 09/26/22	216	216
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan
4.250%, 07/27/23	348	350
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.194%, 01/31/25	557	557
HCA Inc., Tranche B-9 Term Loan
2.000%, 03/17/23	531	534
Iasis Healthcare LLC , Term Loan B-2, 1st Lien
4.500%, 05/03/18	632	632
JLL/Delta Dutch Newco BV, Initial Term Loan, 1st Lien
4.250%, 03/11/21	988	987
Project Ruby Ultimate Parent Corp., Closing Date Term Loan
4.750%, 02/09/24	1,250	1,254
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, 11/03/20	496	501
Valeant, Delayed Draw F1 Term Loan B
5.570%, 04/01/22	750	752
Valeant Pharmaceuticals International, Inc., Ser F Tranche B Term Loan
5.570%, 04/01/22	601	602
Zest Anchors, 1st Lien
5.750%, 08/16/20 (H)	500	502

		11,317

Description	Face Amount (000)	Value (000)
Home Furnishings – 0.1%
Comfort Holding, LLC, Initial Term Loan
11.000%, 01/31/25	$192	$184
5.750%, 02/05/24	750	753
Serta Simmons Bedding, LLC, Initial Term Loan
4.538%, 10/20/23	826	828

		1,765

Industrials – 0.2%
Douglas Dynamics, LLC
4.500%, 12/31/21	448	449
Jeld-Wen, Inc., Term B-3 Loan, 1st Lien
4.750%, 07/01/22	958	963
Nexeo, Lien 1
0.069%, 06/09/23	746	752

		2,164

Information Technology – 0.4%
CCC Information, Cov-Lite
0.000%, 03/31/24 (H)	189	189
CCC Information Second Lien
6.750%, 03/31/25	75	74
Ciena, Cove Lite
0.000%, 01/26/22 (H)	1,204	1,213
CPI International, 2nd Lien
0.098%, 04/07/22	284	285
Entegris, 1st Lien
2.250%, 04/30/21	13	13
Infor (US), Inc. (fka Lawson Software Inc., Tranche B-6 Term Loan,
3.750%, 02/01/22	1,269	1,264
Limetree, Term Loan Lien 1
0.145%, 02/15/24	750	757
Sabre GLBL Inc. (fka Sabre Inc.), 2017 Incremental Term Loan
3.529%, 02/16/24	1,000	1,007
SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan
4.030%, 07/08/22	665	668
3.031%, 07/08/22	33	33
SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan
4.031%, 07/08/22	65	65
3.031%, 07/08/22	2	2

		5,570

Insurance – 0.4%
Acrisure LLC, Term Loan
5.750%, 11/22/23	27	28
Acrisure LLC, Term Loan B, 1st Lien
5.750%, 11/22/23	723	733
Alliant Holdings Intermediate LLC, Initial Term Loan, 1st Lien
4.387%, 08/12/22	1,173	1,178

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
AmWINS Group, Inc., Term Loan, 1st Lien
3.750%, 01/25/24	$1,000	$1,000
NFP Corp., Term Loan B, 1st Lien
4.500%, 12/09/23	1,221	1,233
Sedgwick Claims Management Services Inc., Initial Term Loan, 1st Lien
4.250%, 03/01/21	746	747
USI Inc., Term Loan B, 1st Lien
4.250%, 12/27/19	770	770

		5,689

Leasing – 0.2%
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan,
3.728%, 01/20/22	642	650
BakerCorp, Term Loan
4.250%, 02/07/20	500	483
CH Hold Corp., Initial Term Loan
4.000%, 02/01/24	455	457
Fly Funding II SARL, Loan, 1st Lien
3.790%, 08/09/19	728	730

		2,320

Machinery – 0.1%
Blount International Inc., Initial Term Loan, 1st Lien
7.250%, 04/12/23	498	500
CPM Holdings Inc., Term Loan B, 1st Lien
6.000%, 04/01/22	422	427
Safway Group Holding LLC , Term Loan B, 1st Lien
5.750%, 08/21/23	748	756
SiteOne Landscape Supply, LLC, Tranche B Term Loan 1st Lien
5.500%, 04/29/22	1	1
0.167%, 04/29/22	340	342

		2,026

Manufacturing – 0.0%
PLZ Aeroscience Corp
0.000%, 07/31/22 (H)	167	168
ProAmpac LLC
0.000%, 11/17/23 (H)	1	1

		169

Materials – 0.1%
Pregis, Cove-Lite Term Loan
4.500%, 05/20/21	750	751

Media – 0.5%
Charter Communications Operationg, Term Loan H, 1st Lien
3.040%, 01/15/24	943	947

Description	Face Amount (000)	Value (000)
CSC Holdings, LLC (fka CSC Holdings, Inc.), 2016 Extended Term Loan
3.943%, 10/11/24	$263	$262
Entravision Communications Corp., Term Loan B, 1st Lien
3.500%, 05/29/20	273	274
Lions Gate, Term Loan B, 1st Lien
3.854%, 10/13/23	800	804
MCC Iowa LLC, Term Loan J, 1st Lien
3.701%, 06/18/21	73	74
Mission Broadcasting, Inc., Term B Loan, 1st Lien
3.943%, 01/17/24	62	63
Nexstar Broadcasting, Inc., Term B Loan, 1st Lien
3.943%, 01/17/24	678	683
Numericable U.S. LLC, USD TLB-10 Term Loan, 1st Lien
4.289%, 01/14/25 (G)	1,250	1,250
Raycom TV Broadcasting LLC, Term Loan B, 1st Lien
3.781%, 08/04/21	987	987
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
3.412%, 04/15/25	1,000	998

		6,342

Oil & Gas – 0.1%
Drillships Ocean Ventures Inc., Initial Term Loan, 1st Lien
5.563%, 07/25/21	-	-
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien
6.250%, 04/04/18	696	631
Seadrill Operating LP, Initial Term Loan, 1st Lien
4.000%, 02/21/21	364	246
Western Refining Inc., Term Loan B-2, 1st Lien
5.500%, 05/26/23	559	559

		1,436

Professional & Business Services – 1.1%
Albany Molecular Research Inc., Initial Term Loan, 1st Lien
6.006%, 07/16/21	497	501
Allied Universal Holdco LLC, Amendment Delayed Draw Term Loan Retired 03/31/2017
5.500%, 07/28/22	46	46
Allied Universal Holdco LLC, Incremental Term Loan, 1st Lien
5.500%, 07/28/22	417	419

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan
3.604%, 11/30/23	$972	$981
Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien
4.750%, 10/03/23	279	279
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.750%, 02/03/24	1,250	1,252
DH Publishing, LP, Term B-4 Loan, 1st Lien
3.580%, 08/22/22	994	997
Evertec, Term Loan A
3.347%, 01/20/17	1,122	1,115
3.341%, 01/20/17	17	17
Explorer Holdings Inc., Initial Term Loan, 1st Lien
6.035%, 04/12/23	254	256
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.250%, 12/29/23	1,000	1,005
Global Payments Inc., Term B Loan, 1st Lien
3.281%, 04/21/23	388	390
Hamilton Lane Advisors LLC, Term Loan B, 1st Lien
4.281%, 07/01/22	17	17
Harbourvest Partners LP, Initial Term Loan, 1st Lien
3.271%, 02/04/21	355	356
Heartland Dental Care Inc., Term Loan B-1, 1st Lien
5.500%, 12/21/18	996	1,001
IG Investments Holdings LLC, Term Loan B, 1st Lien
6.000%, 10/29/21	269	272
Infinity Acquisition LLC, Initial Term Loan, 1st Lien
4.250%, 08/06/21	1,156	1,147
Mergermarket USA, Inc., Initial Term Loan, 2nd Lien
0.125%, 02/04/22	750	739
Quintiles IMS Incorporated, Term B-1 Dollar Loan, 1st Lien
3.539%, 03/07/24	-	-
Sai Global Term Loan B, 1st Lien
5.500%, 12/08/23	224	227
Sai Global, Term Loan B, 1st Lien
5.500%, 12/08/23 (H)	276	279
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, 02/06/24	1,000	992
West Corporation, Refinanced Term B-12 Loan
3.281%, 06/17/23 (G)	746	747

Description	Face Amount (000)	Value (000)
William Morris Endeavor Entertainment LLC, Initial Term Loan, 1st Lien
4.290%, 05/06/21	$104	$105
4.250%, 05/06/21	1,143	1,147

		14,287

Real Estate – 0.2%
DTZ US Borrower LLC, Initial Term Loan, 1st Lien
4.304%, 11/04/21	528	531
4.289%, 11/04/21	225	226
4.250%, 11/04/21	53	53
iStar Inc., Initial Term Loan, 1st Lien
4.750%, 07/01/20	497	502
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.662%, 12/15/23	499	499
Western Digital Corporation, U.S. Term B-2 Loan, 1st Lien
3.641%, 04/29/23	1,398	1,405

		3,216

Retail Food & Drug – 0.2%
BJ’s Wholesale Club, Inc., Tranche B Term Loan
4.750%, 02/03/24	561	548
HD Supply, Inc., Term B-2 Loan, 1st Lien
3.748%, 10/17/23	748	753
Landry’s Inc. (fka Landry’s Restaurants, Inc.), B Term Loan, 1st Lien
4.039%, 10/04/23	271	273
Landry’s Inc., Term Loan B, 1st Lien
4.039%, 10/04/23	6	6
Pilot Travel Centers LLC, Initial Tranche B Term Loan
2.858%, 05/25/23	126	127
Smart & Final Inc., Initial Term Loan, 1st Lien
4.498%, 11/15/22	140	137
Smart & Final Stores LLC, Term Loan, 1st Lien
4.498%, 11/15/22	229	225
Trugreen Limited Partnership, Initial Term Loan, 1st Lien
6.500%, 04/07/23	498	502

		2,571

Shipping & Ship Building – 0.1%
AI Mistral Holdco Limited, Initial Term Loan
4.176%, 01/17/24	750	749

Steel – 0.1%
FMG Resources Property LTD, Initial Term Loan, 1st Lien
3.750%, 06/30/19	650	653

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Zekelman Industries Inc., Term Loan B, 1st Lien
4.906%, 06/14/21	$842	$854

		1,507

Telecommunication Services – 0.4%
DigitalGlobe, 1st Lien
3.531%, 01/15/24	600	602
Flint Acquisition Company, Inc Lien 1
0.000%, 09/07/21 (H)	750	747
Greeneden U.S. Holdings I, LLC, Tranche B-1 Dollar Term Loan
5.025%, 12/01/23	1,186	1,193
LTS Buyer LLC, Initial Term Loan, 1st Lien
4.248%, 04/13/20	492	494
Mitel US Holdings Inc., Initial Term Loan, 1st Lien
5.500%, 04/29/22	1	1
Sprint Communications, Inc., Initial Term Loan, 1st Lien
3.313%, 02/02/24	800	800
Syniverse Holdings Inc., Term Loan B, 1st Lien
4.000%, 04/23/19	390	358
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan
3.500%, 01/19/24	889	892

		5,087

Transportation – 0.2%
American Axle & Manufacturing Inc Term Loan
2.250%, 03/08/24	636	635
Caliber Collision Delay Draw
1.512%, 02/01/24 (G)	45	46
Navios Maritime Partners LP, Term Loan B
6.130%, 09/04/20	1,000	988
XPO Logistics, Inc., Refinanced Term Loan, 1st Lien
0.000%, 11/01/21 (G) (H)	480	481

		2,150

Total Loan Participations (Cost $125,671) (000)		125,944

Sovereign Debt — 9.0%
1MDB Global Investments
4.400%, 03/09/23	2,000	1,820
Abu Dhabi Government International Bond
3.125%, 05/03/26 (A) (B)	440	439
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	16,780	1,172

Description	Face Amount (000)	Value (000)
Argentine Republic Government International Bond
8.280%, 12/31/33	$1,625	$1,735
7.500%, 04/22/26 (A) (B)	1,160	1,233
7.125%, 07/06/36 (A) (B)	560	542
5.625%, 01/26/22 (A) (B)	550	563
2.500%, 03/31/19 (F) (I)	1,519	957
Armenia International Bond
6.000%, 09/30/20 (A) (B)	1,581	1,658
Azerbaijan Government International Bond
4.750%, 03/18/24 (A) (B)	1,820	1,832
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/23 (A) (B)	615	648
Banque Centrale de Tunisie
5.750%, 01/30/25 (A) (B)	615	592
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/21 (BRL)	3,100	993
Brazilian Government International Bond
6.000%, 04/07/26	1,090	1,185
5.625%, 01/07/41	370	360
5.000%, 01/27/45	790	703
4.875%, 01/22/21	190	200
4.250%, 01/07/25	1,105	1,088
2.625%, 01/05/23	1,295	1,201
Canada Government International Bond
1.625%, 02/27/19	100	101
Chile Government International Bond
3.125%, 01/21/26	107	109
Colombia Government International Bond
7.375%, 03/18/19	795	997
6.125%, 01/18/41	600	684
5.000%, 06/15/45	660	662
4.500%, 01/28/26	340	359
4.375%, 07/12/21	200	212
4.000%, 02/26/24	970	998
3.875%, 04/25/27	370	368
Costa Rica Government International Bond
7.158%, 03/12/45 (A) (B)	1,200	1,221
7.000%, 04/04/44 (A) (B)	1,030	1,038
Croatia Government International Bond
6.750%, 11/05/19	515	561
6.375%, 03/24/21 (A) (B)	860	950
Dominican Republic International Bond
7.500%, 05/06/21 (A) (B)	1,302	1,439
7.450%, 04/30/44 (A) (B)	915	1,011
6.875%, 01/29/26 (A) (B)	765	838
6.850%, 01/27/45 (A) (B)	250	258
6.600%, 01/28/24 (A) (B)	290	314
5.950%, 01/25/27 (A) (B)	560	572
5.500%, 01/27/25 (A) (B)	150	152

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Ecuador Government International Bond
10.750%, 03/28/22 (A) (B)	$590	$624
9.650%, 12/13/26 (A) (B)	560	580
7.950%, 06/20/24 (A) (B)	1,190	1,118
Egypt Government International Bond
8.500%, 01/31/47 (A) (B)	210	226
7.500%, 01/31/27 (A) (B)	460	488
6.125%, 01/31/22 (A) (B)	590	614
5.875%, 06/11/25 (A) (B)	530	518
El Salvador Government International Bond
8.625%, 02/28/29 (A) (B)	880	906
7.650%, 06/15/35 (A) (B)	1,165	1,083
7.375%, 12/01/19 (A) (B)	215	221
6.375%, 01/18/27 (A) (B)	150	134
5.875%, 01/30/25 (A) (B)	505	451
Export Development Canada
1.000%, 06/15/18	100	100
Export-Import Bank of Korea
2.875%, 01/21/25	200	196
Georgia Government International Bond
6.875%, 04/12/21 (A) (B)	1,060	1,171
Ghana Government International Bond
10.750%, 10/14/30 (A) (B)	970	1,139
9.250%, 09/15/22 (A) (B)	490	510
7.875%, 08/07/23 (A) (B)	730	707
Guatemala Government International Bond
4.500%, 05/03/26 (A) (B)	640	638
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	205
Honduras Government International Bond
8.750%, 12/16/20 (A) (B)	1,615	1,829
7.500%, 03/15/24 (A) (B)	200	220
6.250%, 01/19/27 (A) (B)	330	334
Hungary Government International Bond
5.750%, 11/22/23	830	938
5.375%, 03/25/24	1,390	1,547
Indonesia Government International Bond
8.500%, 10/12/35 (A) (B)	1,470	2,122
5.875%, 01/15/24 (A) (B)	1,320	1,497
5.250%, 01/17/42 (A) (B)	680	728
4.125%, 01/15/25 (A) (B)	650	667
3.700%, 01/08/22 (A) (B)	210	214
Israel Government International Bond
3.150%, 06/30/23	200	203
Ivory Coast Government International Bond
5.750%, 12/31/32 (A) (B)	777	720
5.375%, 07/23/24 (A) (B)	450	428
Jamaica Government International Bond
8.000%, 03/15/39	250	286

Description	Face Amount (000)	Value (000)
Japan Bank for International Cooperation
2.375%, 04/20/26	$200	$192
2.250%, 11/04/26	200	189
Jordan Government International Bond
5.750%, 01/31/27 (A) (B)	370	363
Kazakhstan Government International Bond
6.500%, 07/21/45 (A) (B)	340	403
Kenya Government International Bond
5.875%, 06/24/19 (A) (B)	1,608	1,665
Korea Development Bank
2.500%, 01/13/21	200	199
Korea International Bond
7.125%, 04/16/19	100	111
2.750%, 01/19/27	200	196
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	150
Kuwait International Government Bond
2.750%, 03/20/22 (A) (B)	1,044	1,046
Lebanon Government International Bond
6.750%, 11/29/27	215	217
6.650%, 11/03/28	655	649
6.600%, 11/27/26	450	455
6.375%, 03/09/20	215	223
6.200%, 02/26/25	390	387
6.100%, 10/04/22	355	362
6.000%, 01/27/23	505	513
5.450%, 11/28/19	530	541
5.150%, 11/12/18	215	218
Mexico City Airport Trust
5.500%, 10/31/46 (A) (B)	200	197
Mexico Government International Bond
6.050%, 01/11/40	160	183
5.550%, 01/21/45	783	846
4.350%, 01/15/47	1,015	934
4.150%, 03/28/27	510	519
4.125%, 01/21/26	200	205
Mongolia Government International Bond
10.875%, 04/06/21 (A) (B)	1,410	1,623
8.750%, 03/09/24 (A) (B)	200	218
5.125%, 12/05/22 (A) (B)	1,410	1,327
Nigeria Government International Bond
7.875%, 02/16/32 (A) (B)	720	749
6.750%, 01/28/21 (A) (B)	510	532
Oman Government International Bond
6.500%, 03/08/47 (A) (B)	708	747
5.375%, 03/08/27 (A) (B)	510	533
4.750%, 06/15/26 (A) (B)	465	468
3.875%, 03/08/22 (A) (B)	2,480	2,508

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Panama Government International Bond
9.375%, 04/01/29	$355	$520
6.700%, 01/26/36	1,265	1,594
5.200%, 01/30/20	100	108
3.875%, 03/17/28	575	585
3.750%, 03/16/25	530	541
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27 (A) (B)	290	291
Peruvian Government International Bond
7.350%, 07/21/25	480	622
6.550%, 03/14/37	715	923
5.625%, 11/18/50	790	941
Philippine Government International Bond
7.750%, 01/14/31	419	597
6.375%, 10/23/34	1,030	1,368
5.500%, 03/30/26	200	236
4.200%, 01/21/24	200	217
3.700%, 03/01/41	510	504
Poland Government International Bond
6.375%, 07/15/19	200	219
4.000%, 01/22/24	125	131
3.000%, 03/17/23	150	150
Province of Alberta Canada
1.900%, 12/06/19	200	200
Province of British Columbia Canada
2.000%, 10/23/22	100	98
Province of Manitoba Canada
2.125%, 06/22/26	500	468
2.050%, 11/30/20	150	150
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.500%, 04/27/26	500	485
2.450%, 06/29/22	200	201
2.000%, 01/30/19	250	252
1.875%, 05/21/20	150	149
1.625%, 01/18/19	100	100
1.250%, 06/17/19	150	148
Province of Quebec Canada
2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	202
2.500%, 04/20/26	600	586
Provincia de Buenos Aires
7.875%, 06/15/27 (A) (B)	685	693
6.500%, 02/15/23 (A) (B)	350	351
Provincia de Cordoba
7.450%, 09/01/24 (A) (B)	480	486
7.125%, 06/10/21 (A) (B)	560	581
Qatar Government International Bond
2.375%, 06/02/21 (A) (B)	14	14
Republic of Italy Government International Bond
5.375%, 06/15/33	300	325
Romanian Government International Bond
6.750%, 02/07/22 (A) (B)	820	951
6.125%, 01/22/44 (A) (B)	342	420
4.875%, 01/22/24 (A) (B)	820	890
4.375%, 08/22/23 (A) (B)	490	517

Description	Face Amount (000)	Value (000)
Russian Federal Bond - OFZ
8.150%, 02/03/27 (RUB)	$30,000	$547
Russian Foreign Bond - Eurobond
5.625%, 04/04/42 (A) (B)	400	439
4.875%, 09/16/23 (A) (B)	400	429
Senegal Government International Bond
8.750%, 05/13/21 (A) (B)	825	935
6.250%, 07/30/24 (A) (B)	1,000	1,008
Serbia Government International Bond
7.250%, 09/28/21 (A) (B)	1,075	1,225
South Africa Government International Bond
5.875%, 09/16/25	200	215
5.500%, 03/09/20	150	160
4.875%, 04/14/26	240	241
4.300%, 10/12/28	1,550	1,455
Sri Lanka Government International Bond
6.850%, 11/03/25 (A) (B)	445	460
6.825%, 07/18/26 (A) (B)	430	445
6.125%, 06/03/25 (A) (B)	220	220
5.875%, 07/25/22 (A) (B)	1,655	1,698
Turkey Government International Bond
8.000%, 02/14/34	386	463
7.375%, 02/05/25	610	692
6.875%, 03/17/36	480	520
6.000%, 03/25/27	800	831
5.625%, 03/30/21	850	888
4.875%, 04/16/43	440	377
4.250%, 04/14/26	740	685
Ukraine Government AID Bonds
1.471%, 09/29/21	200	195
Ukraine Government International Bond
7.750%, 09/01/19 (A) (B)	4,115	3,993
0.000%, 05/31/40 (A) (B) (C)	314	116
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A) (B)	815	817
Uruguay Government International Bond
5.100%, 06/18/50	1,106	1,063
4.500%, 08/14/24	344	365
4.375%, 10/27/27	1,685	1,759
Venezuela Government International Bond
9.250%, 09/15/27	180	84
7.750%, 10/13/19	515	288
7.650%, 04/21/25	752	312
7.000%, 12/01/18	692	355
6.000%, 12/09/20	960	472
Zambia Government International Bond
8.970%, 07/30/27 (A) (B)	200	209
8.500%, 04/14/24 (A) (B)	1,105	1,137

Total Sovereign Debt (Cost $115,821) (000)		117,908

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Asset-Backed Securities — 6.2%
Automotive – 4.0%
Americredit Automobile Receivables Trust, Ser 2016- 4, Cl C
2.410%, 07/08/22 - 07/08/22	$854	$848
AmeriCredit Automobile Receivables Trust, Ser 2016- 3, Cl C
2.710%, 09/08/22 - 09/08/22	382	379
2.240%, 04/08/22 - 04/08/22	1,062	1,035
1.597%, 06/10/19 - 06/10/19 (C)	770	771
1.525%, 04/08/19 - 04/08/19 (C)	475	476
1.510%, 05/18/20 - 05/18/20	1,359	1,358
1.460%, 05/10/21 - 05/10/21	250	249
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/20 - 05/20/20	350	351
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19 - 04/22/19	781	781
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 - 06/15/21 (A) (B)	503	503
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.600%, 06/15/22 - 06/15/22	250	246
1.400%, 08/15/21 - 08/15/21	1,942	1,927
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 - 11/15/19 (A) (B)	790	791
1.770%, 06/17/19 - 06/17/19 (A) (B)	473	474
1.650%, 11/15/19 - 11/15/19 (A) (B)	48	48
1.620%, 01/15/20 - 01/15/20 (A) (B)	1,723	1,724
1.530%, 07/15/19 - 07/15/19 (A) (B)	12	12
1.490%, 04/15/19 - 04/15/19 (A) (B)	36	35
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 - 06/15/20 (A) (B)	1,620	1,614
Drive Auto Receivables Trust, Ser 2017-BA, Cl A2
2.200%, 05/15/20 - 05/15/20 (A) (B)	733	733
1.590%, 12/17/18 - 12/17/18 (A) (B)	2,273	2,273
1.480%, 03/15/19 - 03/15/19 (A) (B)	3,572	3,571
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.750%, 11/15/19 - 11/15/19 (A) (B)	671	672
1.660%, 03/15/19 - 03/15/19 (A) (B)	71	71
1.440%, 11/15/19 - 11/15/19 (A) (B)	1,401	1,401

Description	Face Amount (000)	Value (000)
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
2.800%, 07/15/20 - 07/15/20 (A) (B)	$218	$218
1.840%, 11/16/20 - 11/16/20 (A) (B)	1,691	1,686
1.600%, 06/17/19 - 06/17/19 (A) (B)	3	3
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 - 11/16/20 (A) (B)	948	945
Flagship Credit Auto Trust, Ser 2016-3, Cl A1
2.380%, 10/15/20 - 10/15/20 (A) (B)	287	288
2.280%, 05/15/20 - 05/15/20 (A) (B)	308	308
1.630%, 06/15/20 - 06/15/20 (A) (B)	5	5
1.600%, 12/15/19 - 12/15/19 (A) (B)	1,273	1,271
1.470%, 03/16/20 - 03/16/20 (A) (B)	948	947
1.430%, 12/16/19 - 12/16/19 (A) (B)	22	22
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/28 - 08/15/28 (A) (B)	966	972
1.920%, 04/15/22 - 04/15/22	3,427	3,421
Ford Credit Floorplan Master Owner Trust , Ser 2016-5, Cl A1
1.950%, 11/15/21 - 11/15/21	769	769
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A4
2.050%, 06/21/23 - 06/21/23	878	878
1.720%, 07/21/21 - 07/21/21	2,860	2,861
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3
2.110%, 05/15/23 - 05/15/23	1,781	1,783
1.740%, 08/16/21 - 08/16/21	1,690	1,691
Santander Drive Auto Receivables Trust, Ser 2015- 2, Cl B
2.460%, 03/15/22 - 03/15/22	1,090	1,089
1.830%, 01/15/20 - 01/15/20	1,003	1,004
1.820%, 05/15/19 - 05/15/19	31	31
1.490%, 02/18/20 - 02/18/20	1,804	1,804
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19 - 09/16/19	2,295	2,295
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A3
1.230%, 10/15/20 - 10/15/20	4,354	4,321

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
United Auto Credit Securitization Trust, Ser 2016- 2, Cl A
1.670%, 09/10/18 - 09/10/18 (A) (B)	$1,117	$1,116

		52,071

Credit Card – 1.6%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22 - 09/15/22	2,413	2,418
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22 - 08/15/22	1,968	1,972
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.430%, 01/15/25 - 01/15/25	1,791	1,794
2.000%, 01/17/23 - 01/17/23	2,491	2,492
1.393%, 01/15/25 - 01/15/25 (C)	1,641	1,641
1.362%, 02/15/22 - 02/15/22 (C)	2,306	2,319
1.340%, 04/15/22 - 04/15/22	250	248
Chase Issuance Trust, Ser 2016-A3, Cl A3
1.462%, 06/15/23 - 06/15/23 (C)	2,387	2,412
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
2.880%, 01/23/23 - 01/23/23	200	206
1.740%, 01/19/21 - 01/19/21	2,768	2,773
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22 - 03/15/22	2,974	2,946
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/22 - 03/15/22	125	125

		21,346

Other Asset-Backed Securities – 0.6%
Ajax Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 - 10/25/57 (A) (B)	765	762
Bayview Opportunity Master Fund IIa Trust, Ser 2016- RPL3, Cl A1
3.475%, 07/28/31 - 07/28/31 (A) (B)	190	189
Bayview Opportunity Master Fund IIIa Trust, Ser 2016- RN3, Cl A1
3.598%, 09/29/31 - %, 09/29/31 (A) (B) (F)	362	362
Bayview Opportunity Master Fund IVb Trust, Ser 2017- NPL1, Cl A1
3.598%, 01/28/32 - 01/28/32( (A) (B) (F)	709	707

Description	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund Trust, Ser 2016-LT1, Cl A1
3.475%, 10/28/31 - 10/28/31 (A) (B)	$116	$115
NYMT Residential, Ser 2016- RP1A, Cl A
4.000%, 03/25/21 - 03/25/21 (A) (B)	225	223
US Residential Opportunity Fund III Trust, Ser 2016-1III, Cl A
3.475%, 07/27/36 - 07/27/36 (A) (B)	270	269
Verizon Owner Trust 2017-1, Ser 2017-1A, Cl A
2.060%, 09/20/21 - 09/20/21 (A) (B)	1,804	1,811
VOLT XLV, Ser 2016-NPL5, Cl A1
4.000%, 05/25/46 - 05/25/46 (A) (B)	545	549
VOLT XLVIII, Ser 2016-NPL8, Cl A1
3.500%, 07/25/46 - 07/25/46 (A) (B)	516	518
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55 - 02/25/55 (A) (B)	118	118
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.375%, 08/27/57 - 08/27/57 (A) (B)	261	261
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55 - 02/25/55 (A) (B)	428	426
VOLT XXXIV, Ser 2015-NPL7, Cl A1
3.250%, 02/25/55 - 02/25/55 (A) (B)	197	197
VOLT XXXV, Ser 2016-NPL9, Cl A1
3.500%, 09/25/46 - 09/25/46 (A) (B)	982	982
VOLT XXXVI, Ser 2015-NP10, Cl A1
3.625%, 07/25/45 - 07/25/45 (A) (B)	65	65
VOLT XXXVIII, Ser 2015- NP12, Cl A1
3.875%, 09/25/45 - 09/25/45 (A) (B)	130	131

		7,685

Total Asset-Backed Securities (Cost $81,147) (000)		81,102

U.S. Government Agency Obligations — 0.7%
FFCB
1.100%, 06/01/18	250	250

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
FHLB
2.750%, 12/13/24	$300	$305
1.875%, 11/29/21	150	150
1.375%, 11/15/19	125	125
1.250%, 01/16/19	250	250
1.150%, 06/22/18	200	200
1.125%, 06/21/19	300	298
1.000%, 09/26/19	250	247
0.875%, 10/01/18	150	149
0.875%, 08/05/19	100	99
0.625%, 08/07/18	200	198

		2,271

FHLMC
2.375%, 01/13/22	1,868	1,902
1.250%, 08/01/19	500	498
1.125%, 04/15/19	300	298

		2,698

FNMA
6.625%, 11/15/30	300	423
2.625%, 09/06/24	1,010	1,025
2.125%, 04/24/26	200	191
1.875%, 12/28/20	131	132
1.750%, 06/20/19	300	303
1.650%, 01/27/20	300	300
1.500%, 11/30/20 - 06/22/20	427	424
1.375%, 01/28/19	200	200
1.125%, 07/20/18	250	250
1.000%, 08/28/19	250	247

		3,495

FNMA, Ser M3, Cl A3
4.332%, 03/25/20 (C)	652	686
Tennessee Valley Authority
5.250%, 09/15/39	200	252
4.250%, 09/15/65	843	885
3.500%, 12/15/42	782	787
2.875%, 02/01/27	250	251

		2,175

Total U.S. Government Agency Obligations (Cost $9,094) (000)		11,325

Municipal Bonds — 0.6%
Alabama Economic Settlement Authority, RB
3.163%, 09/15/25	1,283	1,288
Bay Area Toll Authority, RB
6.263%, 04/01/49	200	273
California State, GO
7.300%, 10/01/39	795	1,116
California State, Department of Water Resources, Power Supply Revenue, RB
2.000%, 05/01/22	100	99
Florida State, Hurricane Catastrophe Fund, RB
2.995%, 07/01/20	150	154
Illinois State, GO
5.100%, 06/01/33	1,100	1,002
New Jersey State, Transportation Trust Fund, RB
5.754%, 12/15/28	1,670	1,724

Description	Face Amount (000)/Shares	Value (000)
South Carolina State, Public Service Authority, RB
2.388%, 12/01/23	$100	$92
University of California, RB
4.858%, 05/15/12	200	198

Total Municipal Bonds (Cost $8,021) (000)		5,946

Preferred Stock — 0.0%
Education Management* (E)	1,550,903	7

Total Preferred Stock (Cost $188) (000)		7

Short-Term Investment — 14.2%
State Street Institutional Treasury Money Market Fund, Cl Institutional,0.549%	185,496,495	185,496

Total Short-Term Investment (Cost $185,496) (000)		185,496

Total Investments — 115.4% (Cost $1,504,851) (000) †		$1,505,045

Percentages are based on net assets of $1,304,239 (000).

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
U.S. 10-Year Treasury Note	-41	Jun-2017	$(50)

			$(50)

For the period ended March 31, 2017, the monthly average value of futures contracts held was $(5,936) (000).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017 is as follows (000):

Counterparty	Mauturity Date	Currencyto Deliver		CurrencyTo Receive		Unrealized Appreciation (depreciation)
HSBC	04/24/17	USD	128,200	JPY	1,118	$(34)
BNP Paribas	04/24/17	USD	261	EUR	280	1
UBS	04/28/17	USD	443	GBP	559	3
Barclays PLC	05/12/17	USD	1,503,000	KRW	1,315	(31)
Barclays PLC	05/22/17	RUB	772	USD	45,840	33
HSBC	06/21/17	COP	325	USD	985,000	14
Barclays PLC	06/23/17	PEN	327	USD	1,078	2
Credit Suisse First
Boston	06/26/17	USD	8,530	MXN	441	(9)
Barclays PLC	08/23/17	USD	4,528	CNH	648	(3)
Barclays PLC	08/23/17	CNH	651	USD	4,528	-

						$(24)

For the period ended March 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

KP Fixed Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate not available.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Variable rate security – Rate disclosed is the rate in effect on March 31, 2017.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2017, was $8 (000) and represented 0.00% of net assets.
(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.
(G)	Security considered Master Limited Partnership. At March 31, 2017, this security amounted to 7,538,000 (000) or 0.6% of Net Assets.
(H)	Unsettled bank loan. Interest rate not available.
(I)	Security in default on interest payments.

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

KRW — South Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

RUB — Russian Ruble

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

USD — U.S. Dollar

†	At March 31, 2017, the tax cost basis of the Fund’s investments was $1,504,851 (000), and the unrealized appreciation and depreciation were $9,437 (000) and $(9,243) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$-	$349,372	$1	$349,373
U.S. Treasury Obligations	-	315,219	-	315,219
Mortgage-Backed Securities	-	312,725	-	312,725
Short-Term Investment	-	185,496	-	185,496
Loan Participations	-	125,944	-	125,944
Sovereign Debt	-	117,908	-	117,908
Asset-Backed Securities	-	81,102	-	81,102
U.S. Government Agency Obligations	-	11,325	-	11,325
Municipal Bonds	-	5,946	-	5,946
Preferred Stock	-	-	7	7

Total Investments in Securities	$-	$1,505,037	$8	$1,505,045

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts*
Unrealized Appreciation	$(50)	-	-	$(50)

Total Other Financial Instruments	$(50)	-	-	$(50)

Forward Currency Contracts*
Unrealized Appreciation	$-	53	-	$53
Unrealized Depreciation	-	(77)	-	(77)

Total Other Financial Instruments	$-	(24)	-	$(24)

^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
*	Futures contracts and Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 30, 2017